    As filed with the Securities and Exchange Commission on April 26, 2019

                                                  File Nos. 033-76334; 811-5343

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 47                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 330                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2019 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2019, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") for individuals and some qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

The Alger Portfolios:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

Federated Insurance Series:
Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares
Federated Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund -- Class 1 Shares
Templeton Global Bond VIP Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund -- Institutional Shares
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Institutional Shares
Janus Henderson Enterprise Portfolio -- Institutional Shares Janus Henderson Flexible Bond Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Institutional Shares
Janus Henderson Global Research Portfolio -- Institutional Shares Janus Henderson Global Technology Portfolio -- Service Shares Janus Henderson Overseas Portfolio -- Institutional Shares
Janus Henderson Research Portfolio -- Institutional Shares


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class I
ClearBridge Variable Large Cap Value Portfolio -- Class I

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares -- Service
  Shares
Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares

PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio -- Class B

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

Not all of these Portfolios may be available in all states or in all markets.


Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of the contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


A Statement of Additional Information, dated May 1, 2019, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents

Definitions.................................................   5

Fee Tables..................................................   6
   Examples.................................................   8

Synopsis....................................................   8

Condensed Financial Information.............................  10

The Company.................................................  10

Financial Condition of the Company..........................  10

The Separate Account........................................  11
   The Portfolios...........................................  12
   Subaccounts..............................................  13
   Voting Rights............................................  18

The Guarantee Account.......................................  18

Charges and Other Deductions................................  19
   Transaction Expenses.....................................  19
       Surrender Charge.....................................  19
       Exceptions to the Surrender Charge...................  20
   Deductions from the Separate Account.....................  20
   Charges for the Death Benefit Rider Options..............  20
   Other Charges............................................  21

The Contract................................................  21
   Ownership................................................  22
   Assignment...............................................  22
   Premium Payments.........................................  23
   Valuation Day and Valuation Period.......................  23
   Allocation of Premium Payments...........................  23
   Valuation of Accumulation Units..........................  23

Transfers...................................................  24
   Transfers Before the Maturity Date.......................  24
   Transfers from the Guarantee Account to the Subaccounts..  24
   Transfers from the Subaccounts to the Guarantee Account..  24
   Transfers Among the Subaccounts..........................  24
   Telephone/Internet Transactions..........................  25
   Confirmation of Transactions.............................  25
   Special Note on Reliability..............................  26
   Transfers by Third Parties...............................  26
   Special Note on Frequent Transfers.......................  26
   Dollar Cost Averaging Program............................  28
   Portfolio Rebalancing Program............................  28

Surrenders and Partial Surrenders...........................  29
   Surrenders and Partial Surrenders........................  29
   Restrictions on Distributions from Certain Contracts.....  29
   Systematic Withdrawal Program............................  30

The Death Benefit.....................................................  31
   Death Benefit at Death of Annuitant Before the Maturity Date.......  31
   Basic Death Benefit................................................  31
   Optional Guaranteed Minimum Death Benefit..........................  32
   Optional Death Benefit.............................................  32
   Optional Enhanced Death Benefit....................................  33
   When We Calculate the Death Benefit................................  34
   Death of an Owner or Joint Owner Before the Maturity Date..........  34
   Death of Owner, Joint Owner, or Annuitant On or After the Maturity
     Date.............................................................  35

Income Payments.......................................................  35
   Optional Payment Plans.............................................  36
   Variable Income Payments...........................................  37
   Transfers After the Maturity Date..................................  38

Tax Matters...........................................................  39
   Introduction.......................................................  39
   Taxation of Non-Qualified Contracts................................  39
   Section 1035 Exchanges.............................................  41
   Qualified Retirement Plans.........................................  42
   Federal Income Tax Withholding.....................................  45
   State Income Tax Withholding.......................................  45
   Tax Status of the Company..........................................  45
   Federal Estate, Gift and Generation-Skipping Transfer Taxes........  46
   Definition of Spouse Under Federal Law.............................  46
   Annuity Purchases by Residents of Puerto Rico......................  46
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...  46
   Foreign Tax Credits................................................  46
   Changes in the Law.................................................  46

Requesting Payments...................................................  46

Distribution of the Contracts.........................................  47

Additional Information................................................  48
   Owner Questions....................................................  48
   Return Privilege...................................................  48
   State Regulation...................................................  48
   Evidence of Death, Age, Gender, Marital Status or Survival.........  48
   Records and Reports................................................  49
   Other Information..................................................  49
   Unclaimed Property.................................................  49
   Cybersecurity......................................................  49
   Legal Proceedings..................................................  49

Appendix A -- Contract Form P1143 4/94................................ A-1

Appendix B -- The Death Benefit (Examples for Policy Form P1150)...... B-1

Appendix C -- Condensed Financial Information......................... C-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments begin.

Annuitant -- The person named in the contract upon whose age and, where appropriate, gender, we use to determine monthly income benefits. The Annuitant cannot be older than age 85 at the time the contract is issued, unless we approve a different age.

Annuity Unit -- An accounting unit of measure we use to calculate of the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which a Subaccount invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Full and        Surrender Charge as
 payments partially or totally surrendered)/1/     Partially Completed Years a Percentage of the
                                                   Since We Received the     Premium Payment
                                                   Premium Payment           Partially or Totally or
                                                                             Surrendered
                                                   -------------------------------------------------
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       6%
                                                               5                       4%
                                                               6                       2%
                                                           7 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge           1.25%
---------------------------------------------------
 Administrative Expense Charge               0.15%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit                                0.35%/3/
---------------------------------------------------
 Optional Death Benefit                   0.25%/4/
---------------------------------------------------
 Optional Enhanced Death Benefit          0.35%/5/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                 2.35%/6/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/This charge is a percentage of the prior contract year's average benefit amount. We currently charge 0.25% of the prior contract year's average benefit amount. This may be referred to as the "Six Percent
   EstateProtector/SM/" in our marketing materials.

/4/This charge is a percentage of the Contract Value at the time the charge is taken. We currently charge 0.10% of your Contract Value at the time of the deduction. This may be referred to as the "Annual EstateProtector/SM/" in our marketing materials.

/5/This charge is a percentage of your prior contract year's average Contract
   Value. We currently charge 0.20% of the prior contract year's average Contract Value. This may be referred to as the "EarningsProtector" in our marketing materials.

/6/The Maximum Total Separate Account expenses assume that the owner elects all the Optional Benefits. If only one Optional Benefit is elected, or if no Optional Benefit is elected, the Total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2018. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.33%   1.21%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.33% and 1.20%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Death Benefit rider, the Optional Enhanced Death Benefit rider and the Optional Guaranteed Minimum Death Benefit rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $934       $1,736      $2,364       $4,078


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $264       $1,049      $1,852       $3,942


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $387       $1,174      $1,980       $4,078


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.40% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a maximum charge of 0.95% for the Optional Death Benefit, Optional Enhanced Death Benefit and Optional Guaranteed Minimum Death Benefit riders. If one or a combination of the death benefit rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract do I have? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). This contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit. Holders of this contract should have this contract for a reason other than tax deferral if purchased as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? During the accumulation period you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, in accordance with your instructions, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, as applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account that invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or if the Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus for more information.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date" and "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of the Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix C for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or contracts of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments. You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each Policy year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your net premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate premium payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.


                                Portfolio                                Investment Objective
                                --------------------------------------------------------------------
THE ALGER PORTFOLIOS            Alger Large Cap Growth              Seeks long-term capital
                                Portfolio -- Class I-2 Shares       appreciation.
                                --------------------------------------------------------------------
                                Alger Small Cap Growth              Seeks long-term capital
                                Portfolio -- Class I-2 Shares       appreciation.
                                --------------------------------------------------------------------
FEDERATED                       Federated High Income Bond          Seeks high current income.
INSURANCE SERIES                Fund II -- Primary Shares
                                --------------------------------------------------------------------
                                Federated Managed Tail Risk         The Fund's investment
                                Fund II -- Primary Shares           objective is capital
                                                                    appreciation.




                                --------------------------------------------------------------------
                                Federated Managed Volatility
                                Fund II -- Primary Shares           Achieve high current income and
                                                                    moderate capital appreciation.




                                --------------------------------------------------------------------
FIDELITY(R) VARIABLE            VIP Asset Manager/SM/ Portfolio --  Seeks to obtain high total
INSURANCE PRODUCTS FUND         Initial Class                       return with reduced risk over
                                                                    the long term by allocating
                                                                    its assets among stocks,
                                                                    bonds, and short-term
                                                                    instruments.







                                --------------------------------------------------------------------
                                VIP Contrafund(R) Portfolio --      Seeks long-term capital
                                Initial Class                       appreciation.

                                --------------------------------------------------------------------
                                VIP Equity-Income Portfolio --      Seeks reasonable income. The
                                Initial Class                       fund will also consider the
                                                                    potential for capital
                                                                    appreciation. The fund's goal
                                                                    is to achieve a yield which
                                                                    exceeds the composite yield
                                                                    on the securities comprising
                                                                    the S&P 500(R) Index.
                                --------------------------------------------------------------------
                                VIP Growth Portfolio -- Initial     Seeks to achieve capital
                                Class                               appreciation.

                                --------------------------------------------------------------------
                                VIP Growth & Income                 Seeks high total return
                                Portfolio -- Initial Class          through a combination of
                                                                    current income and capital
                                                                    appreciation.
                                --------------------------------------------------------------------
                                VIP Growth Opportunities            Seeks to provide capital
                                Portfolio -- Initial Class          growth.

                                --------------------------------------------------------------------
                                VIP Mid Cap Portfolio --            Seeks long-term growth of
                                Service Class 2                     capital.

                                --------------------------------------------------------------------

                                   Adviser (and Sub-Adviser(s),
     Investment Objective                 as applicable)
--------------------------------------------------------------------
Seeks long-term capital         Fred Alger Management, Inc.
appreciation.
--------------------------------------------------------------------
Seeks long-term capital         Fred Alger Management, Inc.
appreciation.
--------------------------------------------------------------------
Seeks high current income.      Federated Investment Management
 Company
--------------------------------------------------------------------
The Fund's investment           Federated Global Investment
objective is capital            Management Corp. ("Fed Global"),
appreciation.                   Federated Investment Management
                                Company ("FIMCO") and Federated
                                Equity Management Company of
                                Pennsylvania ("FEMCOPA")
                                (collectively, the "Co-Advisers")
--------------------------------------------------------------------
                                Federated Global Investment
Achieve high current income and Management Corp. ("Fed Global"), moderate capital appreciation.  Federated Investment Management
 Company ("FIMCO") and Federated
                                Equity Management Company of
                                Pennsylvania ("FEMCOPA")
                                (collectively, the "Co-Advisers")
--------------------------------------------------------------------
Seeks to obtain high total      Fidelity Management & Research
return with reduced risk over   Company (FMR) (subadvised by
the long term by allocating     Fidelity Investments Money
its assets among stocks,        Management, Inc. (FIMM), FMR
bonds, and short-term           Co., Inc. (FMRC), Fidelity Research
instruments.                    & Analysis Company (FRAC),
 Fidelity Management & Research
 (U.K.) Inc. (FMR U.K.), Fidelity
 International Investment Advisors
 (FIIA), Fidelity International
 Investment Advisors (U.K.) Limited
 (FIIA(U.K.)L), and Fidelity
 Investments Japan Limited (FIJ))
--------------------------------------------------------------------
Seeks long-term capital         FMR (subadvised by FMRC, FRAC,
appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------
Seeks reasonable income. The    FMR (subadvised by FMRC, FRAC,
fund will also consider the     FMR U.K., FIIA, FIIA(U.K.)L, and
potential for capital           FIJ)
appreciation. The fund's goal
is to achieve a yield which
exceeds the composite yield
on the securities comprising
the S&P 500(R) Index.
--------------------------------------------------------------------
Seeks to achieve capital        FMR (subadvised by FMRC, FRAC,
appreciation.                   FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------
Seeks high total return         FMR (subadvised by FMRC, FRAC,
through a combination of        FMR U.K., FIIA, FIIA(U.K.)L, and
current income and capital      FIJ)
appreciation.
--------------------------------------------------------------------
Seeks to provide capital        FMR (subadvised by FMRC, FRAC,
growth.                         FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------
Seeks long-term growth of       FMR (subadvised by FMRC, FRAC,
capital.                        FMR U.K., FIIA, FIIA(U.K.)L, and
 FIJ)
--------------------------------------------------------------------

                                                                                         Adviser (and Sub-Adviser(s),
                    Portfolio                               Investment Objective                as applicable)
                    -----------------------------------------------------------------------------------------------------
                    VIP Overseas Portfolio -- Initial   Seeks long-term growth of      FMR (subadvised by FMRC, FMR
                    Class                               capital.                       (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                       and FIJ)
                    -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Templeton Foreign VIP Fund --       Seeks long-term capital        Templeton Investment Counsel, LLC
VARIABLE INSURANCE  Class 1 Shares                      growth. The fund normally
PRODUCTS TRUST                                          invests at least 80% of its
                                                        net assets in investments of
                                                        issuers located outside the
                                                        U.S., including those in
                                                        emerging markets.
                    -----------------------------------------------------------------------------------------------------
                    Templeton Global Bond VIP           Seeks high current income,     Franklin Advisers, Inc.
                    Fund -- Class 1 Shares              consistent with preservation
                                                        of capital, with capital
                                                        appreciation as a secondary
                                                        consideration. The fund
                                                        normally invests at least 80%
                                                        of its net assets in bonds,
                                                        which include debt securities
                                                        of any maturity, such as
                                                        bonds, notes, bills and
                                                        debentures.
                    -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS       Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
VARIABLE INSURANCE  Money Market Fund -- Service        the extent consistent with     L.P.
TRUST               Shares/1/                           the preservation of capital
                                                        and the maintenance of
                                                        liquidity by investing
                                                        exclusively in high quality
                                                        money market instruments.
                    -----------------------------------------------------------------------------------------------------
                    Goldman Sachs Large Cap Value       The Fund seeks long-term       Goldman Sachs Asset Management,
                    Fund -- Institutional Shares        capital appreciation.          L.P.
                    -----------------------------------------------------------------------------------------------------
                    Goldman Sachs Mid Cap Value         Seeks long-term capital        Goldman Sachs Asset Management,
                    Fund -- Institutional Shares        appreciation.                  L.P.
                    -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Balanced            Seeks long-term capital        Janus Capital Management LLC
                    Portfolio -- Institutional Shares   growth, consistent with
                                                        preservation of capital and
                                                        balanced by current income.
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Enterprise          Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Institutional Shares   capital.
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Flexible Bond       Seeks to obtain maximum total  Janus Capital Management LLC
                    Portfolio -- Institutional Shares   return, consistent with
                                                        preservation of capital.
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Forty               A non-diversified              Janus Capital Management LLC
                    Portfolio -- Institutional Shares   portfolio/2/ that seeks
                                                        long-term growth of capital.
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Institutional Shares   capital.
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Global              Seeks long-term growth of      Janus Capital Management LLC
                    Technology Portfolio -- Service     capital.
                    Shares
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Overseas            Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Institutional Shares   capital.
                    -----------------------------------------------------------------------------------------------------
                    Janus Henderson Research            Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Institutional Shares   capital.
                    -----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                           Adviser (and Sub-Adviser(s),
                       Portfolio                            Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Strategy Portfolio -- Class I    income, growth of dividend     LLC (subadvised by ClearBridge
                                                        income and long-term capital   Investments, LLC; Western Asset
                                                        appreciation.                  Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I       capital. Current income is a   LLC (subadvised by ClearBridge
                                                        secondary objective.           Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Capital              The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Appreciation Fund/VA --          appreciation.                  (subadvised by OppenheimerFunds,
                       Non-Service Shares                                              Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Conservative         The Fund seeks total return.   OFI Global Asset Management, Inc.
                       Balanced Fund/VA -- Non-Service                                 (subadvised by OppenheimerFunds,
                       Shares                                                          Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap    The Fund seeks capital         OFI Global Asset Management, Inc.
                       Growth Fund/VA -- Service        appreciation.                  (subadvised by OppenheimerFunds,
                       Shares                                                          Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Global Strategic     The Fund seeks total return.   OFI Global Asset Management, Inc.
                       Income Fund/VA -- Non-Service                                   (subadvised by OppenheimerFunds,
                       Shares                                                          Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Total Return Bond    The Fund seeks total return.   OFI Global Asset Management, Inc.
                       Fund/VA -- Non-Service Shares                                   (subadvised by OppenheimerFunds,
                                                                                       Inc.)
                       -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE         Total Return Portfolio --        Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST        Administrative Class Shares      consistent with preservation   Company LLC
                                                        of capital and prudent
                                                        investment management.
                       -----------------------------------------------------------------------------------------------------
STATE STREET           Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
VARIABLE INSURANCE     Class 1 Shares                   consistent with prudent
SERIES FUNDS, INC.                                      investment management and the
                                                        preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           capital and future income
                                                        rather than current income.
                       -----------------------------------------------------------------------------------------------------
                       Real Estate Securities V.I.S.    Seeks maximum total return     SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           through current income and     (subadvised by CenterSquare
                                                        capital appreciation.          Investment Management LLC)
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                       Class 1 Shares/1 /               accumulation of income that
                                                        corresponds to the investment
                                                        return of the S&P 500(R)
                                                        Index.
                       -----------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                        Adviser (and Sub-Adviser(s),
     Portfolio                            Investment Objective                as applicable)
     ---------------------------------------------------------------------------------------------------
     Small-Cap Equity V.I.S. Fund --  Seeks long-term growth of      SSGA Funds Management, Inc.
     Class 1 Shares                   capital.                       (subadvised by Champlain
                                                                     Investment Partners, LLC,
                                                                     GlobeFlex Capital, LP, Kennedy
                                                                     Capital Management, Inc., Palisade
                                                                     Capital Management, L.L.C. and
                                                                     SouthernSun Asset Management,
                                                                     LLC)
     ---------------------------------------------------------------------------------------------------
     Total Return V.I.S. Fund --      Seeks the highest total        SSGA Funds Management, Inc.
     Class 1 Shares                   return, composed of current
                                      income and capital
                                      appreciation, as is
                                      consistent with prudent
                                      investment risk.
     ---------------------------------------------------------------------------------------------------
     U.S. Equity V.I.S. Fund --       Seeks long-term growth of      SSGA Funds Management, Inc.
     Class 1 Shares                   capital.
     ---------------------------------------------------------------------------------------------------

Effective the close of business December 31, 2010, we will no longer accept allocations of purchase payments or Contract Value to the Subaccounts investing in the following Portfolios:

                                                                                            Adviser (and Sub-Adviser(s),
                           Portfolio                           Investment Objective               as applicable)
                           ------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS       AB Growth and Income Portfolio  Long-term growth of capital.   AllianceBernstein, L.P.
SERIES FUND, INC.          -- Class B
                           ------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --  The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares            objective is to seek capital   Company
                                                           appreciation.
                           ------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender, and partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolio may have higher fees and charges than the Portfolio it replaced. No substitution of the shares attributable to your contract may take place without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares and State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" provision of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right, at any time, to offer interest rate guarantee periods that differ from those available when we issued the contract and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar-Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We will sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Distribution of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and full surrenders of premium payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs. If your contract form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see "Appendix A" for additional information on contract form P1143 4/94.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the

Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

Number of Full and    Surrender Charge
Partially Completed  as a Percentage of
  Years Since We     the Surrendered or
   Received the     Partially Surrendered
  Premium Payment      Premium Payment
-----------------------------------------
         1                   6%
         2                   6%
         3                   6%
         4                   6%
         5                   4%
         6                   2%
     7 or more               0%
-----------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender or partially surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders (including surrender charges) previously taken;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.40% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Death Benefit Rider Options

Charge for Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is currently 0.10% of your Contract Value at the time of the deduction. We reserve the right, however, to charge up to 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Enhanced Death Benefit Rider is currently 0.20% of your prior year's Contract Value. We reserve the right, however, to charge up to 0.35% of your prior year's Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Guaranteed Minimum Death Benefit Rider. We deduct this charge against your assets in the Separate Account and Guarantee Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Guaranteed Minimum Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Guaranteed Minimum Death Benefit Rider is currently 0.25% of your prior contract year's average benefit amount. We reserve the right, however, to charge up to 0.35% of your prior contract year's average benefit amount.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or your Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include partial and total surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these charges, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer for each transfer made after the first transfer in a calendar month. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

The discussion about the contract in this prospectus relates to contracts that use contract form P1150 10/98. If your contract form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this prospectus. Please see Appendix A for a description of the features in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.   Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfer" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary, and contingent annuitant upon written notice to the Home Office, if you reserved this right, and the Annuitant is living at the time of the request. If you change a beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

An Annuitant cannot be changed.

We must receive your request for a change at our Home Office and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must be a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payments at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial surrenders, total surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of the death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of the Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. We reserve the right to prohibit or limit transfers from a Subaccount to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) an Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the

Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owners of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the

Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after the deduction of charges for any optional death benefit rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccount(s) or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.

Surrenders and partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date the contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or from our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premium payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost

Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Annuitant Before the Maturity Date

If your contract form is P1143 4/94, please see Appendix A for a description of certain provisions of your death benefit. If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere in the prospectus.

The death benefit equals the sum of (a) and (b) where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit (as defined below) as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution.

The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age on the date we issued the contract and on the number of contract years elapsed since the contract was issued.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract was issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

If any Annuitant dies before their sixth contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greatest of:

   (1) the greater sum of (a) and (b), where:

      (a) the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) The Contract Value as of the date of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the unadjusted death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (2) the Contract Value as of the date of the Annuitant's death.

The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges and premium taxes assessed) reduces the Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

Please refer to Appendix B in this prospectus for an example of the death benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Optional Guaranteed Minimum Death Benefit is available to contracts with an Annuitant age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments received, multiplied by two, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the date the contract is issued (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first contract anniversary and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials as the "Annual EstateProtector/SM/."

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death.

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your Optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is your Contract Value as of the date we receive due proof of death; and

   (b) is premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is your Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is your Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix B for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charges for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Guaranteed Minimum Death Benefit, Optional Death Benefit and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or the Guarantee Account in accordance with your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner; or

  . the Annuitant, if the owner is a non-natural entity (such as a trust or corporation).

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owners;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued indefinitely. Instead, upon the death of any owner (or Annuitant, if any owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

   (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

   (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

   (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2 (for a period of 5 or more years). The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                              Amount of
     Person Who Died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan, using the gender and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . Your Surrender Value on the Valuation Day immediately preceding your Maturity Date;

  . The settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  The specific payment plan you choose; and

  . If you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Maturity Date multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in
(b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and full surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving a payment equal to your Contract Value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefits. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date.

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  a beneficiary receives on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a full surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Under the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option generally will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein, in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, described in this prospectus, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional

IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to
another.   Rollovers and transfers:  In many circumstances, you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Subaccount's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

DISTRIBUTION OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, the NASD).

Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with FINRA and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract is employed, and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm is 1.0% of premium payments received.

We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.


During 2018, 2017 and 2016, $37.7 million, $37.6 million and $42.6 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2018, 2017 and 2016, no underwriting commissions were paid to Capital Brokerage Corporation. This contract is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.


Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss. The Bankruptcy Court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBHI appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. We intend to continue to vigorously defend the dismissal of the action.

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia. On March 18, 2019, plaintiff stated in a filing that it intends to appeal the decision to the Court of Appeals for the 11th Circuit.


The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.



At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Contract Form P1143 4/94

The purpose of this Appendix A is to show certain benefits for contracts issued on contract Form P1143 4/94.

Death Benefit at Death of Annuitant

For contracts issued prior to May 1, 1997 (or prior to the date contract changes were approved by the applicable state regulations), the following Basic Death Benefit applies.

If the Annuitant is age 80 or younger on the date the contract is issued, and he or she dies prior to the Maturity Date while the contract is in force, the designated beneficiary may elect a death benefit within 90 days of the date of such death.

Basic Death Benefit

The Basic Death Benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greatest sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

For contracts issued on or after the later of May 1, 1997, or the date on which applicable state insurance authorities approve such changes, the following Basic Death Benefit Applies:

Basic Death Benefit

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

   (1) the greater sum of (a) and (b) where:

      (a) is the Contract Value as of the end of any six-year period; and

      (b) is any premium payments made after that six-year period.

       The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable six-year period; and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

   (1) premium payments made, less any partial surrenders taken (including any surrender charges and any premium taxes assessed); and

   (2) the Contract Value as of the date we receive due proof of the Annuitant's death.

In order to receive the death benefit as stated above, we must be notified of the election to receive the death benefit within 90 days of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value of the contract. Surrender charges will apply if the designated beneficiary surrenders the contract more than 90 days after the death of the Annuitant, without regard to whether or not the Contract Value has increased or decreased.

Optional Guaranteed Minimum Death Benefit

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Optional Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greatest of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit; and

   (3) the Contract Value as of the date we receive due proof of the Annuitant's death (or a later date, if you request).

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the Contract Anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor") (this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Government Money Market Fund), plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken (including any surrender charges and premium taxes assessed) during the current Valuation Period.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Optional Death Benefit

The Optional Death Benefit may also be referred to in our marketing materials at the "Annual EstateProtector/SM/". The Optional Death Benefit Rider provides for an annual step-up in the death benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the designated beneficiary may elect the death benefit described below within 90 days of the date of such death. If we pay this death benefit, the contract will terminate, and we will have no further obligation under the contract. The Optional Death Benefit Rider may not be available in all states or markets.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first anniversary, the death benefit will be equal to the greater of:

   (1) your the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) The greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and any premium taxes assessed) since the applicable contract anniversary.

   (2) your Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the surrender value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and any premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

We charge you for this benefit. This charge will not exceed 0.25% of your Contract Value at the time of the deduction.

Surrender Charge

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to a charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For contracts issued prior to May 1, 1998, or prior to the date all necessary endorsements are approved, if later, no surrender charge applies to the first surrender of the contract year, if the amount surrendered is not more than 10% of the Contract Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the contract year is a full surrender, or a partial surrender of more than 10% of the Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Contract Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above and in the "Surrenders and Partial Surrenders" provision of the prospectus. If the first surrender of the contract year is less than an amount equal to 10% of the Contract Value, you may elect to receive additional partial surrenders without surrender charges until the total amount surrendered during that contract year reaches that amount. For instance, if your Contract Value is $10,000 and you take a partial surrender of $500, you may surrender an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

  . an Annuitant is or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

  .  such confinement begins at least one year after the contract issue date;

  .  an Annuitant is age 80 or younger on the date the contract is issued; and

  . we receive the request for the full or partial surrender, together with proof of such confinement at our Home Office, while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

APPENDIX B

The Death Benefit (Examples for Policy Form P1150)

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the date the contract is issued, then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $110,000   $110,000
    72         2     90,000    100,000
    73         3     80,000    100,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    130,000
    79         9     90,000    100,000
    80        10    170,000    170,000
    81        11    140,000    140,000
    82        12    135,000    135,000
    83        13    120,000    120,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/02 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of death of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Basic Death Benefit Example

The following example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 80 or younger on the Contract Date, then:

           Contract  Unadjusted
Issue Year  Value   Death Benefit
---------------------------------
  Issue    $100,000   $100,000
      1     110,000    110,000
      2      90,000    100,000
      3      80,000    100,000
      4     120,000    120,000
      5     130,000    130,000
      6     150,000    150,000
      7     160,000    160,000
      8     130,000    130,000
      9      90,000    100,000
     10     170,000    170,000
     11     140,000    140,000
     12     135,000    135,000
     13     120,000    120,000
---------------------------------

The purpose of this example is to show how the unadjusted death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any applicable premium tax) reduces the Contract Value. For example:

        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/01 $20,000 $20,000     $20,000
3/31/18          20,000      20,000
3/31/19          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is made on March 31, 2019, the unadjusted death benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit Example

The purpose of the following example is to show how the Optional Enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract. This example assumes a contract is purchased with an Annuitant age 65 at the time of issue. No partial surrenders are made prior to the death of the Annuitant.

        Premium  Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/02 $100,000 $100,000 $      0 $100,000      $     0
8/01/17           300,000  200,000  300,000       70,000
-------------------------------------------------------------

If the Annuitant's death and our receipt of due proof of the death occurs on August 1, 2017, the Optional Enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under the applicable age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that a benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot cancel it. This means that regardless of any changes in your circumstances, we will continue to assess the charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

APPENDIX C

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessments of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    With Separate Account Expenses of 1.40%


                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                    $28.37            $26.33          43,024   2018
                                                                24.26             28.37          49,460   2017
                                                                22.15             24.26          67,210   2016
                                                                22.15             22.15          82,291   2015
                                                                20.55             22.15          95,805   2014
                                                                15.49             20.55         118,014   2013
                                                                13.40             15.49         136,139   2012
                                                                12.81             13.40         171,688   2011
                                                                11.52             12.81         206,851   2010
                                                                 9.70             11.52         248,597   2009
--------------------------------------------------------------------------------------------------------------
The Alger Portfolios
--------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares         $38.77            $39.06         294,319   2018
                                                                30.60             38.77         336,639   2017
                                                                31.30             30.60         386,377   2016
                                                                31.20             31.30         445,381   2015
                                                                28.51             31.20         533,121   2014
                                                                21.41             28.51         594,548   2013
                                                                19.76             21.41         694,175   2012
                                                                20.11             19.76         816,367   2011
                                                                17.99             20.11         969,029   2010
                                                                12.36             17.99       1,115,412   2009
--------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares         $25.83            $25.83         346,000   2018
                                                                20.35             25.83         404,651   2017
                                                                19.42             20.35         484,885   2016
                                                                20.38             19.42         542,339   2015
                                                                20.57             20.38         631,546   2014
                                                                15.54             20.57         752,384   2013
                                                                14.01             15.54         864,702   2012
                                                                14.68             14.01       1,006,170   2011
                                                                11.88             14.68       1,175,828   2010
                                                                 8.28             11.88       1,353,757   2009
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $36.34            $34.66         134,727   2018
                                                                34.47             36.34         167,810   2017
                                                                30.44             34.47         196,140   2016
                                                                31.69             30.44         241,452   2015
                                                                31.30             31.69         270,093   2014
                                                                29.67             31.30         339,522   2013
                                                                26.23             29.67         429,378   2012
                                                                25.30             26.23         463,989   2011
                                                                22.36             25.30         540,048   2010
                                                                14.84             22.36         625,953   2009
--------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II -- Primary Shares         $30.06            $27.12         186,853   2018
                                                                  25.81             30.06         111,490   2017
                                                                  24.31             25.81         125,348   2016
                                                                  26.67             24.31         151,696   2015
                                                                  26.03             26.67         182,598   2014
                                                                  21.68             26.03         216,308   2013
                                                                  19.37             21.68         240,750   2012
                                                                  18.75             19.37         259,550   2011
                                                                  16.96             18.75         285,726   2010
                                                                  13.41             16.96         339,319   2009
----------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM /Portfolio -- Initial Class               $51.98            $48.51         118,305   2018
                                                                  46.20             51.98         138,610   2017
                                                                  45.46             46.20         155,886   2016
                                                                  46.04             45.46         182,197   2015
                                                                  44.12             46.04         200,667   2014
                                                                  38.67             44.12         214,380   2013
                                                                  34.87             38.67         249,772   2012
                                                                  36.29             34.87         283,714   2011
                                                                  32.21             36.29         322,930   2010
                                                                  25.30             32.21         389,601   2009
----------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                   $84.72            $78.20         628,504   2018
                                                                  70.50             84.72         702,265   2017
                                                                  66.20             70.50         816,210   2016
                                                                  66.69             66.20         927,476   2015
                                                                  60.42             66.69       1,048,503   2014
                                                                  46.67             60.42       1,207,874   2013
                                                                  40.66             46.67       1,377,729   2012
                                                                  42.30             40.66       1,577,511   2011
                                                                  36.60             42.30       1,870,605   2010
                                                                  27.35             36.60       2,185,483   2009
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                   $95.29            $86.16         408,693   2018
                                                                  85.60             95.29         470,928   2017
                                                                  73.56             85.60         535,790   2016
                                                                  77.68             73.56         618,121   2015
                                                                  72.46             77.68         702,493   2014
                                                                  57.35             72.46         803,250   2013
                                                                  49.58             57.35         922,563   2012
                                                                  49.80             49.58       1,063,949   2011
                                                                  43.86             49.80       1,256,104   2010
                                                                  34.16             43.86       1,472,200   2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class                 $34.76            $31.19         266,922   2018
                                                                  30.16             34.76         292,119   2017
                                                                  26.35             30.16         318,681   2016
                                                                  27.34             26.35         373,794   2015
                                                                  25.10             27.34         442,889   2014
                                                                  19.06             25.10         520,939   2013
                                                                  16.30             19.06         591,153   2012
                                                                  16.27             16.30         681,358   2011
                                                                  14.37             16.27         821,448   2010
                                                                  11.46             14.37         935,388   2009
----------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $ 28.80          $ 31.93        141,587    2018
                                                                21.71            28.80        162,915    2017
                                                                21.95            21.71        195,192    2016
                                                                21.08            21.95        255,774    2015
                                                                19.05            21.08        257,552    2014
                                                                14.01            19.05        320,699    2013
                                                                11.88            14.01        368,658    2012
                                                                11.78            11.88        424,896    2011
                                                                 9.65            11.78        480,115    2010
                                                                 6.71             9.65        546,674    2009
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $120.36          $118.47        180,462    2018
                                                                90.32           120.36        205,624    2017
                                                                90.88            90.32        233,327    2016
                                                                86.00            90.88        264,862    2015
                                                                78.36            86.00        303,145    2014
                                                                58.29            78.36        351,417    2013
                                                                51.55            58.29        411,456    2012
                                                                52.17            51.55        478,974    2011
                                                                42.61            52.17        558,642    2010
                                                                33.69            42.61        665,014    2009
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $ 46.24          $ 38.85        153,106    2018
                                                                38.90            46.24        168,022    2017
                                                                35.25            38.90        201,830    2016
                                                                36.34            35.25        230,325    2015
                                                                34.76            36.34        299,361    2014
                                                                25.95            34.76        346,222    2013
                                                                22.97            25.95        398,005    2012
                                                                26.13            22.97        428,159    2011
                                                                20.61            26.13        500,183    2010
                                                                14.96            20.61        509,636    2009
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $ 42.31          $ 35.54        125,919    2018
                                                                32.93            42.31        137,316    2017
                                                                35.18            32.93        150,719    2016
                                                                34.43            35.18        172,698    2015
                                                                37.99            34.43        190,850    2014
                                                                29.54            37.99        225,257    2013
                                                                24.81            29.54        270,806    2012
                                                                30.38            24.81        300,834    2011
                                                                27.23            30.38        378,775    2010
                                                                21.83            27.23        446,719    2009
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 1 Shares                $ 16.26          $ 13.58        155,296    2018
                                                                14.09            16.26        180,319    2017
                                                                13.29            14.09        197,425    2016
                                                                14.39            13.29        218,723    2015
                                                                16.38            14.39        243,776    2014
                                                                13.47            16.38        293,852    2013
                                                                11.52            13.47        298,946    2012
                                                                13.05            11.52        337,600    2011
                                                                12.18            13.05        378,106    2010
                                                                 8.99            12.18        370,648    2009
-------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Bond VIP Fund -- Class 1 Shares                     $18.06            $18.20         216,170   2018
                                                                        17.93             18.06         237,174   2017
                                                                        17.62             17.93         271,959   2016
                                                                        18.63             17.62         314,821   2015
                                                                        18.51             18.63         403,330   2014
                                                                        18.42             18.51         463,257   2013
                                                                        16.20             18.42         528,232   2012
                                                                        16.53             16.20         591,027   2011
                                                                        14.62             16.53         603,585   2010
                                                                        12.46             14.62         561,863   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.32            $ 9.33       1,227,416   2018
                                                                         9.40              9.32       1,442,540   2017
                                                                         9.53              9.40       1,650,700   2016
                                                                         9.67              9.53       1,972,671   2015
                                                                         9.80              9.67       2,429,021   2014
                                                                         9.94              9.80       2,734,401   2013
                                                                        10.00              9.94       3,129,823   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares           $17.57            $15.86         153,359   2018
                                                                        16.22             17.57         182,900   2017
                                                                        14.74             16.22         213,043   2016
                                                                        15.64             14.74         256,592   2015
                                                                        14.05             15.64         297,364   2014
                                                                        10.69             14.05         357,775   2013
                                                                         9.10             10.69         369,178   2012
                                                                         9.93              9.10         446,851   2011
                                                                         9.06              9.93         499,903   2010
                                                                         7.77              9.06         654,364   2009
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $39.83            $35.16         306,242   2018
                                                                        36.36             39.83         372,009   2017
                                                                        32.48             36.36         430,163   2016
                                                                        36.30             32.48         483,956   2015
                                                                        32.42             36.30         548,419   2014
                                                                        24.74             32.42         680,399   2013
                                                                        21.18             24.74         777,990   2012
                                                                        22.94             21.18         907,743   2011
                                                                        18.61             22.94       1,059,259   2010
                                                                        14.18             18.61       1,310,292   2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Institutional Shares           $57.79            $57.37         526,965   2018
                                                                        49.49             57.79         610,462   2017
                                                                        47.98             49.49         690,385   2016
                                                                        48.36             47.98         806,916   2015
                                                                        45.20             48.36         937,972   2014
                                                                        38.15             45.20       1,043,866   2013
                                                                        34.06             38.15       1,231,877   2012
                                                                        33.98             34.06       1,440,669   2011
                                                                        31.80             33.98       1,692,590   2010
                                                                        25.62             31.80       2,017,072   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Institutional Shares              $90.99            $89.34         242,320   2018
                                                                             72.42             90.99         278,881   2017
                                                                             65.37             72.42         318,358   2016
                                                                             63.73             65.37         360,196   2015
                                                                             57.44             63.73         417,205   2014
                                                                             44.00             57.44         479,448   2013
                                                                             38.05             44.00         562,148   2012
                                                                             39.15             38.05         658,639   2011
                                                                             31.55             39.15         768,942   2010
                                                                             22.09             31.55         869,146   2009
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Flexible Bond Portfolio -- Institutional Shares           $27.70            $27.03         190,347   2018
                                                                             27.11             27.70         238,873   2017
                                                                             26.83             27.11         271,637   2016
                                                                             27.15             26.83         296,545   2015
                                                                             26.24             27.15         325,894   2014
                                                                             26.65             26.24         341,833   2013
                                                                             24.95             26.65         412,107   2012
                                                                             23.70             24.95         463,596   2011
                                                                             22.26             23.70         551,029   2010
                                                                             19.94             22.26         610,218   2009
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Institutional Shares                   $69.96            $70.35         209,436   2018
                                                                             54.45             69.96         239,491   2017
                                                                             54.03             54.45         274,371   2016
                                                                             48.83             54.03         317,315   2015
                                                                             45.55             48.83         357,628   2014
                                                                             35.20             45.55         416,490   2013
                                                                             28.75             35.20         484,368   2012
                                                                             31.25             28.75         587,600   2011
                                                                             29.69             31.25         720,872   2010
                                                                             20.58             29.69         870,991   2009
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Institutional Shares         $50.74            $46.59         425,114   2018
                                                                             40.51             50.74         489,494   2017
                                                                             40.25             40.51         563,152   2016
                                                                             41.78             40.25         637,532   2015
                                                                             39.43             41.78         716,772   2014
                                                                             31.14             39.43         836,685   2013
                                                                             26.30             31.14         955,970   2012
                                                                             30.92             26.30       1,113,147   2011
                                                                             27.07             30.92       1,294,988   2010
                                                                             19.94             27.07       1,473,980   2009
---------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares             $13.01            $12.94         154,027   2018
                                                                              9.10             13.01         177,817   2017
                                                                              8.11              9.10         185,556   2016
                                                                              7.86              8.11         208,975   2015
                                                                              7.29              7.86         264,505   2014
                                                                              5.46              7.29         315,142   2013
                                                                              4.65              5.46         305,380   2012
                                                                              5.16              4.65         348,887   2011
                                                                              4.21              5.16         405,040   2010
                                                                              2.72              4.21         414,681   2009
---------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Institutional Shares          $39.68            $33.28         294,467   2018
                                                                       30.69             39.68         316,348   2017
                                                                       33.27             30.69         368,104   2016
                                                                       36.91             33.27         408,647   2015
                                                                       42.48             36.91         476,146   2014
                                                                       37.61             42.48         560,406   2013
                                                                       33.62             37.61         683,509   2012
                                                                       50.26             33.62         796,134   2011
                                                                       40.68             50.26         969,099   2010
                                                                       22.98             40.68       1,129,219   2009
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Institutional Shares          $51.20            $49.18         355,240   2018
                                                                       40.60             51.20         418,470   2017
                                                                       40.97             40.60         489,019   2016
                                                                       39.45             40.97         570,782   2015
                                                                       35.40             39.45         632,562   2014
                                                                       27.55             35.40         735,373   2013
                                                                       23.56             27.55         875,231   2012
                                                                       25.23             23.56       1,008,187   2011
                                                                       22.35             25.23       1,192,247   2010
                                                                       16.62             22.35       1,407,777   2009
---------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class I         $18.04            $16.92          81,863   2018
                                                                       15.35             18.04         103,484   2017
                                                                       13.54             15.35         111,778   2016
                                                                       14.35             13.54         122,764   2015
                                                                       12.81             14.35         148,687   2014
                                                                       10.31             12.81         172,001   2013
                                                                        9.16             10.31         190,588   2012
                                                                        8.61              9.16         156,709   2011
                                                                        7.78              8.61         150,771   2010
                                                                        6.42              7.78         176,659   2009
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I           $33.69            $30.27          77,808   2018
                                                                       29.76             33.69          97,201   2017
                                                                       26.71             29.76         106,492   2016
                                                                       27.88             26.71         129,123   2015
                                                                       25.31             27.88         158,951   2014
                                                                       19.40             25.31         164,151   2013
                                                                       16.88             19.40         187,135   2012
                                                                       16.32             16.88         207,948   2011
                                                                       15.12             16.32         242,798   2010
                                                                       12.31             15.12         288,099   2009
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                 $34.31            $33.25          10,673   2018
                                                                       27.55             34.31          12,767   2017
                                                                       25.68             27.55          22,008   2016
                                                                       26.61             25.68          25,441   2015
                                                                       29.18             26.61          32,872   2014
                                                                       20.95             29.18          41,728   2013
                                                                       17.58             20.95          52,545   2012
                                                                       19.92             17.58          78,560   2011
                                                                       14.86             19.92         106,804   2010
                                                                        9.25             14.86          78,905   2009
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares             $105.22          $ 97.79        116,595    2018
                                                                               84.13           105.22        135,320    2017
                                                                               87.24            84.13        164,342    2016
                                                                               85.45            87.24        192,926    2015
                                                                               75.09            85.45        221,680    2014
                                                                               58.70            75.09        259,072    2013
                                                                               52.17            58.70        302,460    2012
                                                                               53.52            52.17        343,358    2011
                                                                               49.61            53.52        412,652    2010
                                                                               34.81            49.61        508,772    2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares            $ 46.63          $ 43.52         66,143    2018
                                                                               43.28            46.63         79,992    2017
                                                                               41.70            43.28         94,472    2016
                                                                               41.94            41.70        107,712    2015
                                                                               39.31            41.94        134,029    2014
                                                                               35.23            39.31        151,121    2013
                                                                               31.81            35.23        178,098    2012
                                                                               32.03            31.81        209,373    2011
                                                                               28.77            32.03        248,076    2010
                                                                               23.93            28.77        289,463    2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares         $ 92.61          $ 85.75        102,614    2018
                                                                               72.92            92.61        120,451    2017
                                                                               72.27            72.92        136,543    2016
                                                                               68.75            72.27        158,935    2015
                                                                               65.91            68.75        176,248    2014
                                                                               49.16            65.91        212,858    2013
                                                                               42.82            49.16        247,455    2012
                                                                               42.95            42.82        280,667    2011
                                                                               34.17            42.95        320,046    2010
                                                                               26.14            34.17        367,662    2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares          $ 10.76          $ 10.14        129,279    2018
                                                                               10.26            10.76        151,210    2017
                                                                                9.77            10.26        175,296    2016
                                                                               10.14             9.77        212,570    2015
                                                                               10.00            10.14        236,785    2014
                                                                               10.15            10.00        307,838    2013
                                                                               10.00            10.15        349,772    2012
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares                $ 26.67          $ 26.02        161,721    2018
                                                                               25.86            26.67        195,497    2017
                                                                               25.39            25.86        209,995    2016
                                                                               25.51            25.39        242,036    2015
                                                                               24.12            25.51        269,227    2014
                                                                               24.49            24.12        326,862    2013
                                                                               22.52            24.49        358,150    2012
                                                                               21.09            22.52        398,288    2011
                                                                               19.20            21.09        483,231    2010
                                                                               17.76            19.20        565,840    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $ 16.33          $ 16.01         500,686   2018
                                                                  15.78            16.33         543,611   2017
                                                                  15.59            15.78         599,481   2016
                                                                  15.74            15.59         705,500   2015
                                                                  15.31            15.74         888,657   2014
                                                                  15.84            15.31       1,052,915   2013
                                                                  14.66            15.84       1,229,775   2012
                                                                  14.35            14.66       1,475,005   2011
                                                                  13.46            14.35       1,574,637   2010
                                                                  11.97            13.46       1,577,964   2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $ 17.22          $ 16.73         182,780   2018
                                                                  16.91            17.22         204,545   2017
                                                                  16.65            16.91         219,733   2016
                                                                  16.96            16.65         258,296   2015
                                                                  16.36            16.96         302,488   2014
                                                                  16.82            16.36         360,225   2013
                                                                  16.14            16.82         446,211   2012
                                                                  15.27            16.14         651,409   2011
                                                                  14.40            15.27         726,104   2010
                                                                  13.54            14.40         794,940   2009
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $ 24.78          $ 23.78         182,690   2018
                                                                  19.58            24.78         204,758   2017
                                                                  19.38            19.58         236,228   2016
                                                                  19.03            19.38         257,407   2015
                                                                  16.92            19.03         277,892   2014
                                                                  12.72            16.92         325,942   2013
                                                                  10.67            12.72         341,656   2012
                                                                  10.77            10.67         383,709   2011
                                                                   9.79            10.77         491,714   2010
                                                                   7.16             9.79         577,260   2009
---------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares          $ 88.94          $ 82.68         107,033   2018
                                                                  85.22            88.94         122,057   2017
                                                                  80.03            85.22         137,839   2016
                                                                  77.62            80.03         158,268   2015
                                                                  59.68            77.62         202,390   2014
                                                                  59.00            59.68         229,219   2013
                                                                  51.23            59.00         267,735   2012
                                                                  47.30            51.23         287,493   2011
                                                                  37.20            47.30         321,521   2010
                                                                  27.79            37.20         367,179   2009
---------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                $109.52          $102.87         331,341   2018
                                                                  91.41           109.52         386,200   2017
                                                                  83.06            91.41         436,379   2016
                                                                  83.34            83.06         505,393   2015
                                                                  74.61            83.34         592,752   2014
                                                                  57.34            74.61         683,772   2013
                                                                  50.26            57.34         809,931   2012
                                                                  50.12            50.26         939,903   2011
                                                                  44.26            50.12       1,113,407   2010
                                                                  35.54            44.26       1,281,648   2009
---------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $36.02            $32.07         80,416    2018
                                                          32.41             36.02         86,924    2017
                                                          26.56             32.41         93,113    2016
                                                          28.09             26.56         99,844    2015
                                                          27.46             28.09        111,394    2014
                                                          20.34             27.46        126,066    2013
                                                          18.01             20.34        122,943    2012
                                                          17.71             18.01        136,600    2011
                                                          14.09             17.71        146,345    2010
                                                          10.92             14.09        184,914    2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $67.50            $62.33        112,211    2018
                                                          59.22             67.50        134,023    2017
                                                          56.48             59.22        144,865    2016
                                                          57.94             56.48        161,197    2015
                                                          55.79             57.94        188,311    2014
                                                          49.23             55.79        221,422    2013
                                                          44.36             49.23        262,352    2012
                                                          46.31             44.36        312,468    2011
                                                          42.84             46.31        384,733    2010
                                                          35.96             42.84        457,127    2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $24.79            $23.61        100,047    2018
                                                          20.97             24.79        104,716    2017
                                                          19.45             20.97        117,965    2016
                                                          20.19             19.45        148,373    2015
                                                          18.16             20.19        178,086    2014
                                                          13.75             18.16        210,758    2013
                                                          12.05             13.75        245,477    2012
                                                          12.58             12.05        300,224    2011
                                                          11.57             12.58        353,953    2010
                                                           8.92             11.57        434,088    2009
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company....................................................................................... B-3

The Separate Account.............................................................................. B-4

Additional Information About the Guarantee Account................................................ B-4

The Contracts..................................................................................... B-4
   Transfer of Annuity Units...................................................................... B-4
   Net Investment Factor.......................................................................... B-4

Termination of Participation Agreements........................................................... B-4

Calculation of Performance Data................................................................... B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.............................................................................. B-6
   Other Performance Data......................................................................... B-7

Tax Matters....................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................ B-7
   IRS Required Distributions..................................................................... B-7

General Provisions................................................................................ B-8
   Using the Contracts as Collateral.............................................................. B-8
   The Beneficiary................................................................................ B-8
   Non-Participating.............................................................................. B-8
   Misstatement of Age or Gender.................................................................. B-8
   Incontestability............................................................................... B-8
   Statement of Values............................................................................ B-8
   Trust as Owner or Beneficiary.................................................................. B-8
   Written Notice................................................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans..................................... B-8

Regulation of Genworth Life and Annuity Insurance Company......................................... B-8

Experts........................................................................................... B-9

Financial Statements.............................................................................. B-9


 Genworth Life and Annuity Insurance Company 6610 West Broad Street Richmond,
                                Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for Genworth Life & Annuity VA Separate Account 1, Contract Form P1150 10/98 or P1143 4/94 (CVA
Plus) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                State                                     Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form P1150 10/98
                                Form P1143 4/94

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2019, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2019.

TABLE OF CONTENTS


The Company....................................................................................... B-3

The Separate Account.............................................................................. B-4

Additional Information About the Guarantee Account................................................ B-4

The Contracts..................................................................................... B-4
   Transfer of Annuity Units...................................................................... B-4
   Net Investment Factor.......................................................................... B-4

Termination of Participation Agreements........................................................... B-4

Calculation of Performance Data................................................................... B-5
   Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5
   Other Subaccounts.............................................................................. B-6
   Other Performance Data......................................................................... B-7

Tax Matters....................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................ B-7
   IRS Required Distributions..................................................................... B-7

General Provisions................................................................................ B-8
   Using the Contracts as Collateral.............................................................. B-8
   The Beneficiary................................................................................ B-8
   Non-Participating.............................................................................. B-8
   Misstatement of Age or Gender.................................................................. B-8
   Incontestability............................................................................... B-8
   Statement of Values............................................................................ B-8
   Trust as Owner or Beneficiary.................................................................. B-8
   Written Notice................................................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans..................................... B-8

Regulation of Genworth Life and Annuity Insurance Company......................................... B-8

Experts........................................................................................... B-9

Financial Statements.............................................................................. B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.


Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. The closing of the transaction remains subject to other conditions and approvals.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.


We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.


We do business in the District of Columbia, Bermuda, and all states, except New York.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under the contracts for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes, (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

The Alger Portfolios. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity(R) Variable Insurance Products Fund. These agreements provide for termination upon advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. This agreement may be terminated at the option of any party upon one-year advance written notice.

Legg Mason Partners Variable Income Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed upon by the parties.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in Goldman Sachs Variable Insurance Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period of the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 annual contract charge, the administrative expense charge of 0.15%, and the mortality and expense risk charge of 1.25% of the daily net assets of the Separate Account. For purposes of calculating current yields for a contract, an average per unit annual contract charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

The effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund actual yield is affected by changes in interest rates on money market securities, average Portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the types and quality of securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for its corresponding portfolio.


Current Yield: 0.59% as of December 31, 2018
Effective Yield: 0.59% as of December 31, 2018


Yield calculations do not take into account the surrender charges imposed under the contract or charges for the optional death benefit riders.

Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, optional death benefit charges and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio changes and expenses, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Separate Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of your assets in the Separate Account)).

   (2) The annual contract charge is $25, deducted at the beginning of each contract year after the first contract year. For purposes of calculating average annual total return, an average contract charge (currently 0.25% of Contract Value attributable to the hypothetical investment) is used. This charge will be waived if the Contract Value is more than $75,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return also considers charges for all the optional death benefits.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR  =   the average annual total return for the period.

ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on partially surrendered amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed

      (1) within five years after the date of that owner's death, or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and charges made during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect. We will have no obligation to verify that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee will release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with the Company.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The statutory financial statements of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2018 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 22, 2019 of Genworth Life and Annuity Insurance Company includes explanatory language that states that the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements


The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2018

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2018

                                                                            Page
                                                                            -----
Report of Independent Registered public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financials Statements.............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2018, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 17, 2019

                                   Appendix

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (1) BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (1) Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (1)
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (1)
Deutsche DWS Variable Series I (1)
   DWS Capital Growth VIP -- Class B Shares (1)
Deutsche DWS Variable Series II (1)
   DWS CROCI(R) U.S. VIP -- Class B Shares (1)
   DWS Small Mid Cap Value VIP -- Class B Shares (1)
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares (1) Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares (1)
   Janus Henderson Balanced Portfolio -- Service Shares (1)
   Janus Henderson Enterprise Portfolio -- Institutional Shares (1) Janus Henderson Enterprise Portfolio -- Service Shares (1)
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares (1) Janus Henderson Forty Portfolio -- Institutional Shares (1)
   Janus Henderson Forty Portfolio -- Service Shares (1)
   Janus Henderson Global Research Portfolio -- Institutional Shares (1) Janus Henderson Global Research Portfolio -- Service Shares (1)
   Janus Henderson Global Technology Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares (1)
   Janus Henderson Overseas Portfolio -- Service Shares (1)
   Janus Henderson Research Portfolio -- Institutional Shares (1)
   Janus Henderson Research Portfolio -- Service Shares (1)

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares (1)
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares (1)
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the period from January 1, 2018 to August 17, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 17, 2018 (closure) and the year ended December 31, 2017.

Federated Insurance Series
   Federated Managed Tail Risk Fund II -- Primary Shares

(1)See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2018


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                          Consolidated    Strategy      Growth       Income        Value
                                             Total      Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                          (unaudited)     Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $4,542,441,297  $12,219,802   $1,987,993  $40,689,400   $28,765,983
Dividend receivable                           1,221,673           --           --           --            --
Receivable for units sold                     1,037,945           --          199           --        18,367
Total assets                              4,544,700,915   12,219,802    1,988,192   40,689,400    28,784,350

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       616,969        1,780          252        5,131         4,015
Payable for units withdrawn                   3,164,354       14,528           --      127,344            --
Total liabilities                             3,781,323       16,308          252      132,475         4,015

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       3,986,151,656   11,144,296    1,987,940   40,377,004    27,488,349
Variable annuity contract owners in the
annuitization period                        554,767,936    1,059,198           --      179,921     1,291,986
Net assets                               $4,540,919,592  $12,203,494   $1,987,940  $40,556,925   $28,780,335

Investments in securities at cost        $4,748,128,769  $13,571,699   $1,555,784  $37,038,249   $32,392,179
Shares outstanding                                   --    1,224,429       75,503    1,488,274     2,340,601




                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ----------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco                          Invesco
                                               V.I.            V.I.             V.I.           Invesco           V.I.
                                              Global        Government     International        V.I.            Value
                                           Real Estate      Securities         Growth        Technology     Opportunities
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series II shares
---------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $202,150          $2,818      $41,027,182         $32,700       $3,817,939
Dividend receivable                                    --              --               --              --               --
Receivable for units sold                              20              --               --              --            3,608
Total assets                                      202,170           2,818       41,027,182          32,700        3,821,547

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              31              --            5,667               2              487
Payable for units withdrawn                            --               1           79,019              --               --
Total liabilities                                      31               1           84,686               2              487

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               135,589           2,817       39,232,644          32,698        3,811,315
Variable annuity contract owners in the
annuitization period                               66,550              --        1,709,852              --            9,745
Net assets                                       $202,139          $2,817      $40,942,496         $32,698       $3,821,060

Investments in securities at cost                $212,632          $2,964      $41,975,868         $34,953       $5,063,830
Shares outstanding                                 13,450             251        1,261,987           1,492          695,435

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $21,757,218    $12,264,963       $15,186,618       $4,472,910      $21,940,029     $95,139,102      $17,566,552
          --             --                --               --               --              --               --
          --          1,155                --               --               --         207,485           13,300
  21,757,218     12,266,118        15,186,618        4,472,910       21,940,029      95,346,587       17,579,852

       2,702          1,507             1,862              562            2,801          13,402            2,707
       4,615             --                93            4,787           11,099              --               --
       7,317          1,507             1,955            5,349           13,900          13,402            2,707

  21,731,352     12,242,258        15,180,581        4,454,588       21,896,762      89,870,500       17,003,293
      18,549         22,353             4,082           12,973           29,367       5,462,685          573,852
 $21,749,901    $12,264,611       $15,184,663       $4,467,561      $21,926,129     $95,333,185      $17,577,145

 $20,098,476    $13,405,167       $15,459,240       $2,919,636      $21,210,095    $109,057,066      $18,109,895
     444,842        816,032           265,733           81,474        1,366,129       3,074,955        1,095,172

     American
      Century
     Variable
Portfolios II, Inc. American Century Variable Portfolios, Inc. BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------
                                                                  BlackRock          BlackRock
        VP             VP                                         Advantage            Basic
     Inflation      Income &        VP          VP       VP       U.S. Total           Value
    Protection       Growth    International Ultra(R)   Value       Market              V.I.
      Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --         Fund --
     Class II       Class I       Class I    Class I   Class I Class III Shares   Class III Shares
----------------------------------------------------------------------------------------------------

        $36,565,180 $327,635        $511,149  $39,948  $58,061       $3,793,535        $27,742,118
                 --       --              --       --       --               --                 --
                 --      364              --       --       --            3,188             33,607
         36,565,180  327,999         511,149   39,948   58,061        3,796,723         27,775,725

              5,235       49              75      (10)       6              484              3,838
            172,870       --              16        1        5               --                 --
            178,105       49              91       (9)      11              484              3,838

         34,056,052  231,977         377,199   39,957   58,050        3,792,014         26,517,698
          2,331,023   95,973         133,859       --       --            4,225          1,254,189
        $36,387,075 $327,950        $511,058  $39,957  $58,050       $3,796,239        $27,771,887

        $39,182,761 $324,228        $516,958  $31,199  $40,832       $4,575,644        $31,617,379
          3,793,068   36,323          53,580    2,296    5,800          258,768          2,257,292

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                                              Deutsche
                                                                                                                DWS
                                         BlackRock Variable Series Funds,  Columbia Funds Variable Series     Variable
                                                 Inc. (continued)                  Trust II                   Series I
                                         --------------------------------- ------------------------------  --------------
                                                             BlackRock                       Columbia
                                            BlackRock        Large Cap     CTIVP/SM/ --      Variable
                                              Global           Focus         Loomis        Portfolio --         DWS
                                            Allocation         Growth        Sayles          Overseas         Capital
                                               V.I.             V.I.         Growth            Core            Growth
                                             Fund --          Fund --       Fund --          Fund --           VIP --
                                         Class III Shares Class III Shares  Class 1          Class 2       Class B Shares
-------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $213,368,241       $4,798,088 $37,253,689      $12,123,382            $9,641
Dividend receivable                                    --               --          --               --                --
Receivable for units sold                              --               --      21,130            2,263                --
Total assets                                  213,368,241        4,798,088  37,274,819       12,125,645             9,641

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          32,118              645       5,028            1,544                 1
Payable for units withdrawn                       106,058               16          --               --                 1
Total liabilities                                 138,176              661       5,028            1,544                 2

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           196,411,359        4,797,427  35,999,793       12,087,071             9,639
Variable annuity contract owners in the
annuitization period                           16,818,706               --   1,269,998           37,030                --
Net assets                                   $213,230,065       $4,797,427 $37,269,791      $12,124,101            $9,639

Investments in securities at cost            $227,743,782       $5,204,229 $30,923,246      $12,678,976            $8,244
Shares outstanding                             16,476,312          365,429   1,307,147          956,857               355

                                                                                                      Fidelity(R)
                                                                                                       Variable
                                                                                                       Insurance
                                                   Federated Insurance Series (continued)            Products Fund
                                         ----------------------------------------------------------- -------------
                                           Federated
                                              High                       Federated      Federated         VIP
                                             Income       Federated       Managed        Managed         Asset
                                              Bond         Kaufmann      Tail Risk      Volatility    Manager/SM/
                                           Fund II --     Fund II --     Fund II --     Fund II --   Portfolio --
                                         Service Shares Service Shares Primary Shares Primary Shares Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $10,469,899    $16,660,579            $--     $8,555,699   $36,773,610
Dividend receivable                                  --             --             --             --            --
Receivable for units sold                            --             --             --         14,617            --
Total assets                                 10,469,899     16,660,579             --      8,570,316    36,773,610

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,327          2,107             --          1,017         3,684
Payable for units withdrawn                       4,119        100,628             --             --         9,440
Total liabilities                                 5,446        102,735             --          1,017        13,124

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          10,443,798     16,513,419             --      8,497,470    36,282,499
Variable annuity contract owners in the
annuitization period                             20,655         44,425             --         71,829       477,987
Net assets                                  $10,464,453    $16,557,844            $--     $8,569,299   $36,760,486

Investments in securities at cost           $11,400,581    $14,372,991            $--     $8,941,441   $39,808,618
Shares outstanding                            1,733,427        948,240             --        891,219     2,688,129

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                            Federated
                                                                            Eaton Vance     Insurance
Deutsche DWS Variable Series II                  Dreyfus                   Variable Trust     Series
--------------------------------------------------------------------------------------------------------
                                   Dreyfus       Dreyfus     The Dreyfus
                     DWS          Investment     Variable    Sustainable                    Federated
                    Small         Portfolios    Investment       U.S.                          High
     DWS           Mid Cap          MidCap       Fund --        Equity           VT           Income
   CROCI(R)         Value           Stock       Government    Portfolio,   Floating-Rate       Bond
 U.S. VIP --        VIP --       Portfolio --  Money Market    Inc. --         Income       Fund II --
Class B Shares  Class B Shares  Initial Shares  Portfolio   Initial Shares      Fund      Primary Shares
--------------------------------------------------------------------------------------------------------

       $43,435          $9,965         $88,363   $1,089,943     $5,898,301    $55,070,404     $8,710,844
            --              --              --        1,679             --        208,797             --
            --              --              --           --             --             --             --
        43,435           9,965          88,363    1,091,622      5,898,301     55,279,201      8,710,844

             7               1              11          140            733          7,522          1,042
            --               2              --            1            255        101,429          1,123
             7               3              11          141            988        108,951          2,165

        43,428           9,962          88,352    1,091,481      5,897,313     52,814,328      8,674,487
            --              --              --           --             --      2,355,922         34,192
       $43,428          $9,962         $88,352   $1,091,481     $5,897,313    $55,170,250     $8,708,679

       $43,466         $11,343         $89,052   $1,089,943     $6,219,630    $57,070,891     $9,552,991
         3,217             817           5,260    1,089,943        191,940      6,173,812      1,435,065

                         Fidelity(R) Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
                                                                    VIP
      VIP                                                         Dynamic
     Asset            VIP            VIP            VIP           Capital          VIP            VIP
  Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income  Equity-Income
 Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
-----------------------------------------------------------------------------------------------------------

     $4,927,965     $57,202,946   $86,806,076     $96,367,377      $1,733,031   $66,564,689     $61,016,712
             --              --            --              --              --            --              --
             --          24,484            --           1,296             251            --          34,559
      4,927,965      57,227,430    86,806,076      96,368,673       1,733,282    66,564,689      61,051,271

            746           8,633        10,101          12,444             219         7,459           8,098
            934              --        10,771              --              --         3,580              --
          1,680           8,633        20,872          12,444             219        11,039           8,098

      4,870,730      54,283,830    86,536,269      94,598,260       1,729,274    66,195,898      59,757,796
         55,555       2,934,967       248,935       1,757,969           3,789       357,752       1,285,377
     $4,926,285     $57,218,797   $86,785,204     $96,356,229      $1,733,063   $66,553,650     $61,043,173

     $5,306,173     $55,754,008   $75,751,531     $91,315,669      $1,618,955   $69,721,788     $64,465,650
        369,690       3,494,377     2,701,714       3,077,847         145,878     3,267,781       3,073,890

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                 Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------
                                              VIP            VIP            VIP            VIP
                                           Growth &       Growth &        Growth         Growth           VIP
                                            Income         Income      Opportunities  Opportunities     Growth
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $17,106,242     $12,730,750   $10,431,325      $7,034,761   $54,334,330
Dividend receivable                                 --              --            --              --            --
Receivable for units sold                        3,347              --            --              --            --
Total assets                                17,109,589      12,730,750    10,431,325       7,034,761    54,334,330

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        1,987           1,625         1,234             800         5,959
Payable for units withdrawn                         --          27,099         1,667           2,369         4,826
Total liabilities                                1,987          28,724         2,901           3,169        10,785

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         17,056,215      12,697,923    10,415,580       7,031,592    54,063,792
Variable annuity contract owners in the
annuitization period                            51,387           4,103        12,844              --       259,753
Net assets                                 $17,107,602     $12,702,026   $10,428,424      $7,031,592   $54,323,545

Investments in securities at cost          $13,999,805     $11,775,641    $7,213,266      $6,483,557   $39,334,714
Shares outstanding                             882,675         672,162       274,436         187,794       860,810

                                              Franklin Templeton Variable Insurance Products Trust (continued)
                                         --------------------------------------------------------------------------
                                                           Franklin       Franklin
                                            Franklin      Large Cap        Mutual       Templeton      Templeton
                                             Income         Growth         Shares        Foreign        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $235,454,387       $160,103    $11,797,699     $5,402,246       $561,582
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --         10,615             --             --
Total assets                                235,454,387        160,103     11,808,314      5,402,246        561,582

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        38,104             20          1,485            652             82
Payable for units withdrawn                      87,800             24             --          2,266             51
Total liabilities                               125,904             44          1,485          2,918            133

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         215,255,086        160,059     11,757,646      5,391,937        427,159
Variable annuity contract owners in the
annuitization period                         20,073,397             --         49,183          7,391        134,290
Net assets                                 $235,328,483       $160,059    $11,806,829     $5,399,328       $561,449

Investments in securities at cost          $242,011,111       $148,365    $11,799,013     $6,113,358       $627,390
Shares outstanding                           15,973,839          8,562        678,029        415,238         44,080

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                               Franklin
                                                                                              Templeton
                                                                                               Variable
                                                                                              Insurance
                 Fidelity(R) Variable Insurance Products Fund (continued)                   Products Trust
----------------------------------------------------------------------------------------------------------
                                                                                               Franklin
                      VIP                                                         VIP          Founding
      VIP         Investment         VIP            VIP            VIP           Value          Funds
    Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies      Allocation
 Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --    VIP Fund --
Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2 Class 2 Shares
----------------------------------------------------------------------------------------------------------

    $18,736,652     $76,305,567        $8,816     $94,698,594   $13,287,332      $1,980,757    $52,904,627
             --              --            --              --            --              --             --
             --              --            --          75,884            19              --         79,881
     18,736,652      76,305,567         8,816      94,774,478    13,287,351       1,980,757     52,984,508

          2,365          10,821             1          12,435         1,476             247          8,231
         17,017         418,354             1              --            --              35             --
         19,382         429,175             2          12,435         1,476             282          8,231

     18,664,583      71,535,706         8,814      92,449,848    13,240,941       1,966,518     45,212,795
         52,687       4,340,686            --       2,312,195        44,934          13,957      7,763,482
    $18,717,270     $75,876,392        $8,814     $94,762,043   $13,285,875      $1,980,475    $52,976,277

    $16,242,115     $79,924,328        $9,161    $101,925,775   $12,405,837      $2,275,404    $60,936,631
        302,643       6,342,940           292       3,240,883       694,581         176,696      8,370,985

 Franklin Templeton Variable
Insurance Products Trust (continued)   Goldman Sachs Variable Insurance Trust    JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------
                                        Goldman        Goldman       Goldman      JPMorgan     JPMorgan
  Templeton          Templeton           Sachs          Sachs       Sachs Mid    Insurance     Insurance
    Global             Growth          Government     Large Cap     Cap Value      Trust         Trust
   Bond VIP             VIP           Money Market  Value Fund --    Fund --     Core Bond   Mid Cap Value
   Fund --            Fund --           Fund --     Institutional Institutional Portfolio -- Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares    Shares        Shares       Class 1       Class 1
----------------------------------------------------------------------------------------------------------

    $5,388,966         $7,351,205      $126,655,733    $5,490,129   $29,998,349   $2,665,744      $331,350
            --                 --           202,763            --            --           --            --
            --              5,975            60,960            --            --           --           529
     5,388,966          7,357,180       126,919,456     5,490,129    29,998,349    2,665,744       331,879

           594                931            16,339           646         3,619          400            50
            68                 --                --         3,003        12,405        6,401            --
           662                931            16,339         3,649        16,024        6,801            50

     5,287,252          7,279,087       125,971,075     5,414,858    29,827,826    1,826,929       232,478
       101,052             77,162           932,042        71,622       154,499      832,014        99,351
    $5,388,304         $7,356,249      $126,903,117    $5,486,480   $29,982,325   $2,658,943      $331,829

    $5,493,821         $7,961,954      $126,655,733    $7,289,209   $34,533,627   $2,760,802      $345,455
       307,239            602,064       126,655,733       715,793     2,327,257      250,070        32,613

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         JPMorgan Insurance Trust
                                                (continued)                    Janus Aspen Series
                                         ------------------------- ------------------------------------------
                                           JPMorgan     JPMorgan       Janus                        Janus
                                          Insurance    Insurance     Henderson       Janus        Henderson
                                         Trust Small     Trust       Balanced      Henderson     Enterprise
                                           Cap Core   U.S. Equity  Portfolio --     Balanced    Portfolio --
                                         Portfolio -- Portfolio -- Institutional  Portfolio --  Institutional
                                           Class 1      Class 1       Shares     Service Shares    Shares
-------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $92,569   $1,294,921   $63,150,834    $93,158,107   $41,315,126
Dividend receivable                                --           --            --             --            --
Receivable for units sold                         239        2,321            --             --        13,215
Total assets                                   92,808    1,297,242    63,150,834     93,158,107    41,328,341

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          14          199         7,370         13,510         4,800
Payable for units withdrawn                        --           --        35,427         36,405            --
Total liabilities                                  14          199        42,797         49,915         4,800

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            61,719      833,541    62,538,244     88,765,022    41,074,141
Variable annuity contract owners in the
annuitization period                           31,075      463,502       569,793      4,343,170       249,400
Net assets                                    $92,794   $1,297,043   $63,108,037    $93,108,192   $41,323,541

Investments in securities at cost             $91,793   $1,218,830   $51,489,144    $78,429,503   $27,220,872
Shares outstanding                              4,387       48,626     1,871,136      2,617,536       616,460

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                                      Janus Aspen Series (continued)               Equity Trust
                                         --------------------------------------------------------- ------------
                                             Janus                        Janus                    ClearBridge
                                           Henderson       Janus        Henderson       Janus        Variable
                                           Overseas      Henderson      Research      Henderson     Aggressive
                                         Portfolio --     Overseas    Portfolio --     Research       Growth
                                         Institutional  Portfolio --  Institutional  Portfolio --  Portfolio --
                                            Shares     Service Shares    Shares     Service Shares   Class II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $18,321,848     $2,018,926   $35,838,461     $2,750,971   $5,229,136
Dividend receivable                                 --             --            --             --           --
Receivable for units sold                       14,354             --            --            214          244
Total assets                                18,336,202      2,018,926    35,838,461      2,751,185    5,229,380

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        2,181            255         4,101            349          681
Payable for units withdrawn                         --             32        14,433             --           --
Total liabilities                                2,181            287        18,534            349          681

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         18,232,865      2,018,639    35,710,492      2,748,977    5,168,519
Variable annuity contract owners in the
annuitization period                           101,156             --       109,435          1,859       60,180
Net assets                                 $18,334,021     $2,018,639   $35,819,927     $2,750,836   $5,228,699

Investments in securities at cost          $25,422,523     $2,375,098   $27,542,960     $2,091,479   $5,906,156
Shares outstanding                             685,955         78,741     1,063,456         83,692      230,054

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                         Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------------
                   Janus                                                Janus          Janus          Janus
    Janus        Henderson         Janus              Janus           Henderson      Henderson      Henderson
  Henderson    Flexible Bond     Henderson          Henderson      Global Research     Global         Global
  Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --      Research      Technology
 Portfolio --  Institutional   Institutional         Service        Institutional   Portfolio --   Portfolio --
Service Shares    Shares           Shares             Shares           Shares      Service Shares Service Shares
----------------------------------------------------------------------------------------------------------------

    $4,958,533    $9,436,979        $31,615,197        $11,059,067     $35,426,788     $2,720,453     $7,443,217
            --            --                 --                 --              --             --             --
            --            --             20,771                950              --            161             --
     4,958,533     9,436,979         31,635,968         11,060,017      35,426,788      2,720,614      7,443,217

           619         1,118              3,773              1,381           4,014            342            901
        12,818         5,489                 --                 --           1,533             --         10,224
        13,437         6,607              3,773              1,381           5,547            342         11,125

     4,936,292     9,326,272         31,349,735         10,992,697      35,204,848      2,709,571      7,377,608
         8,804       104,100            282,460             65,939         216,393         10,701         54,484
    $4,945,096    $9,430,372        $31,632,195        $11,058,636     $35,421,241     $2,720,272     $7,432,092

    $3,487,794   $10,139,482        $30,635,908        $11,573,795     $23,501,775     $1,820,023     $5,471,421
        78,719       841,836            898,159            333,607         751,682         58,948        665,167




Legg Mason Partners Variable Equity Trust (continued)            MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)       MFS(R) New     MFS(R)       MFS(R)
  Dividend          Dividend         Large Cap           Investors     Discovery   Total Return  Utilities
  Strategy          Strategy           Value          Trust Series --  Series --    Series --    Series --
Portfolio --      Portfolio --      Portfolio --          Service       Service      Service      Service
  Class I           Class II          Class I          Class Shares   Class Shares Class Shares Class Shares
------------------------------------------------------------------------------------------------------------

  $3,888,668        $7,452,113       $12,735,826           $4,767,963  $11,105,954  $37,932,279  $13,018,773
          --                --                --                   --           --           --           --
          --                --               550                   --           --           --           --
   3,888,668         7,452,113        12,736,376            4,767,963   11,105,954   37,932,279   13,018,773

         462             1,085             1,612                  601        1,394        5,833        1,640
       1,839             2,533                --                  256       18,356        8,166        1,038
       2,301             3,618             1,612                  857       19,750       13,999        2,678

   3,886,367         7,212,201        12,715,549            4,759,324   11,079,118   36,164,386   12,999,013
          --           236,294            19,215                7,782        7,086    1,753,894       17,082
  $3,886,367        $7,448,495       $12,734,764           $4,767,106  $11,086,204  $37,918,280  $13,016,095

  $3,182,923        $6,556,182       $13,030,740           $3,945,597  $11,374,281  $37,394,649  $11,925,739
     222,591           425,106           712,693              178,709      698,049    1,774,195      451,101

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         MFS(R) Variable Insurance
                                                  Trust II             Oppenheimer Variable Account Funds
                                         -------------------------- ----------------------------------------
                                            MFS(R)
                                         Massachusetts    MFS(R)    Oppenheimer                 Oppenheimer
                                           Investors    Strategic     Capital     Oppenheimer   Conservative
                                         Growth Stock     Income    Appreciation    Capital       Balanced
                                         Portfolio --  Portfolio --  Fund/VA --   Appreciation   Fund/VA --
                                            Service      Service    Non-Service    Fund/VA --   Non-Service
                                         Class Shares  Class Shares    Shares    Service Shares    Shares
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $5,962,309      $25,749  $22,214,455     $3,754,210   $9,406,546
Dividend receivable                                 --           --           --             --           --
Receivable for units sold                           --           --           --         11,060           --
Total assets                                 5,962,309       25,749   22,214,455      3,765,270    9,406,546

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          766            3        2,545            469        1,046
Payable for units withdrawn                        202           --        2,830             --          290
Total liabilities                                  968            3        5,375            469        1,336

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          5,846,901       25,746   22,069,643      3,764,801    9,302,553
Variable annuity contract owners in the
annuitization period                           114,440           --      139,437             --      102,657
Net assets                                  $5,961,341      $25,746  $22,209,080     $3,764,801   $9,405,210

Investments in securities at cost           $5,949,110      $27,137  $20,380,045     $3,687,691   $9,358,611
Shares outstanding                             343,056        2,802      458,030         78,573      651,874

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)               PIMCO Variable Insurance Trust
                                         ------------- ---------------------------------------------------------
                                                                                   International
                                          Oppenheimer                                   Bond        Long-Term
                                         Total Return                                Portfolio         U.S.
                                             Bond       All Asset     High Yield    (U.S. Dollar    Government
                                          Fund/VA --   Portfolio --  Portfolio --    Hedged) --    Portfolio --
                                          Non-Service    Advisor    Administrative Administrative Administrative
                                            Shares     Class Shares  Class Shares   Class Shares   Class Shares
----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $8,096,167   $5,903,989    $40,404,744     $2,163,441    $34,774,357
Dividend receivable                                 --           --        174,102          2,986         70,264
Receivable for units sold                           --           --             --             --             --
Total assets                                 8,096,167    5,903,989     40,578,846      2,166,427     34,844,621

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          942          761          5,527            278          4,765
Payable for units withdrawn                      1,409        1,040         94,698             73        193,467
Total liabilities                                2,351        1,801        100,225            351        198,232

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          8,001,333    5,902,188     38,966,363      2,145,643     33,247,098
Variable annuity contract owners in the
annuitization period                            92,483           --      1,512,258         20,433      1,399,291
Net assets                                  $8,093,816   $5,902,188    $40,478,621     $2,166,076    $34,646,389

Investments in securities at cost           $8,974,895   $6,333,007    $42,601,278     $2,087,773    $36,571,081
Shares outstanding                           1,080,930      587,462      5,550,102        199,579      2,992,630

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                             Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------

                Oppenheimer                                  Oppenheimer
 Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic                 Oppenheimer
 Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income       Oppenheimer    Main Street
   Balanced     Fund/VA --     Cap Growth       Global        Fund/VA --     Main Street     Small Cap
  Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service      Fund/VA --   Fund(R)/VA --
Service Shares    Shares     Service Shares Service Shares      Shares      Service Shares Service Shares
---------------------------------------------------------------------------------------------------------

   $16,921,717   $19,643,841     $6,941,500    $59,130,600       $2,757,515   $106,582,255    $27,440,563
            --            --             --             --               --             --             --
            --            --             --             --               --        211,877         61,738
    16,921,717    19,643,841      6,941,500     59,130,600        2,757,515    106,794,132     27,502,301

         2,608         2,157            871          7,646              317         14,868          3,708
        24,399         1,192            268         25,466            1,600             --             --
        27,007         3,349          1,139         33,112            1,917         14,868          3,708

    15,739,139    19,458,676      6,940,361     58,220,736        2,700,235    100,853,529     26,622,211
     1,155,571       181,816             --        876,752           55,363      5,925,735        876,382
   $16,894,710   $19,640,492     $6,940,361    $59,097,488       $2,755,598   $106,779,264    $27,498,593

   $16,320,551   $17,340,859     $7,632,434    $57,837,180       $3,151,656   $104,868,040    $29,316,447
     1,188,323       286,145        107,771      1,575,556          591,741      4,020,455      1,369,973

PIMCO Variable Insurance Trust Rydex Variable
         (continued)               Trust          State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------

                                                                Premier
     Low            Total                                        Growth      Real Estate     S&P 500(R)
   Duration         Return                                       Equity       Securities       Index
 Portfolio --    Portfolio --                     Income         V.I.S.         V.I.S.         V.I.S.
Administrative  Administrative   NASDAQ --    V.I.S. Fund --    Fund --        Fund --        Fund --
 Class Shares    Class Shares   100(R) Fund   Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
---------------------------------------------------------------------------------------------------------

   $44,183,073    $165,580,344     $4,177,752    $15,797,862    $24,964,110    $40,393,562   $130,231,946
       115,824         445,258             --             --             --             --             --
            --              --             --             --             --         16,673          6,564
    44,298,897     166,025,602      4,177,752     15,797,862     24,964,110     40,410,235    130,238,510

         6,186          22,285            519          1,945          3,106          5,180         15,828
       146,909         697,243         83,979         13,476         40,760             --             --
       153,095         719,528         84,498         15,421         43,866          5,180         15,828

    42,736,347     160,178,949      4,093,254     15,732,946     24,610,319     39,554,269    129,698,981
     1,409,455       5,127,125             --         49,495        309,925        850,786        523,701
   $44,145,802    $165,306,074     $4,093,254    $15,782,441    $24,920,244    $40,405,055   $130,222,682

   $45,121,914    $173,506,358     $3,771,933    $16,512,061    $25,455,456    $46,802,128    $99,948,782
     4,383,241      15,799,651        114,271      1,427,088        302,559      3,625,993      3,415,472

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                                                                                           The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)    Portfolios
                                         -----------------------------------------------------------    ----------------

                                           Small-Cap           Total          Total           U.S.           Alger
                                             Equity            Return         Return         Equity        Large Cap
                                             V.I.S.            V.I.S.         V.I.S.         V.I.S.          Growth
                                            Fund --           Fund --        Fund --        Fund --       Portfolio --
                                         Class 1 Shares    Class 1 Shares Class 3 Shares Class 1 Shares Class I-2 Shares
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $26,218,158      $721,568,187   $467,164,815    $19,517,120      $24,729,528
Dividend receivable                                  --                --             --             --               --
Receivable for units sold                            --                --         48,741             --               --
Total assets                                 26,218,158       721,568,187    467,213,556     19,517,120       24,729,528

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,277            96,834         72,949          2,425            2,931
Payable for units withdrawn                      28,722           287,976             --          8,122           24,442
Total liabilities                                31,999           384,810         72,949         10,547           27,373

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          26,103,454       342,222,845    403,332,096     18,416,019       24,563,372
Variable annuity contract owners in the
annuitization period                             82,705       378,960,532     63,808,511      1,090,554          138,783
Net assets                                  $26,186,159      $721,183,377   $467,140,607    $19,506,573      $24,702,155

Investments in securities at cost           $31,004,744      $873,474,240   $554,655,126    $19,601,500      $23,874,489
Shares outstanding                            2,332,576        51,320,639     33,345,097        512,664          480,839

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

   The Alger
   Portfolios                                                                                     Wells Fargo
  (continued)                              The Prudential Series Fund                            Variable Trust
---------------------------------------------------------------------------------------------------------------
                                                                                  SP Prudential   Wells Fargo
     Alger          Jennison                                           SP             U.S.             VT
   Small Cap          20/20                          Natural      International     Emerging         Omega
     Growth           Focus         Jennison        Resources        Growth          Growth          Growth
  Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --      Fund --
Class I-2 Shares Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------------------------------

     $17,044,389      $4,893,093      $4,864,843     $32,872,313            $171         $15,475     $6,896,779
              --              --              --              --              --              --             --
              --           1,169              --          10,001              --              --             --
      17,044,389       4,894,262       4,864,843      32,882,314             171          15,475      6,896,779

           1,997             619             615           4,586              --               2            858
             658              --             193              --               1              --            269
           2,655             619             808           4,586               1               2          1,127

      16,905,337       4,893,643       4,857,337      31,194,382             170          15,473      6,895,652
         136,397              --           6,698       1,683,346              --              --             --
     $17,041,734      $4,893,643      $4,864,035     $32,877,728            $170         $15,473     $6,895,652

     $17,637,164      $2,825,514      $3,536,831     $39,372,121            $177          $7,723     $6,998,042
         727,460         173,699          82,905       1,546,205              25           1,208        273,356

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                 AB Variable Products Series Fund, Inc.
                                                        --------------------------------------------------------
                                                             AB            AB
                                                          Balanced       Global          AB            AB
                                                           Wealth       Thematic     Growth and   International
                                          Consolidated    Strategy       Growth        Income         Value
                                             Total      Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          (unaudited)     Class B       Class B       Class B        Class B
                                         -------------  ------------  ------------  ------------  -------------
                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                          December 31,  December 31,  December 31,  December 31,  December 31,
                                              2018          2018          2018          2018          2018
----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends               $88,865,377      $231,040           $--      $313,091       $382,884
Mortality and expense risk and
administrative charges (note 4a)            87,599,651       252,291        69,479       670,903        584,480
Net investment income (expense)              1,265,726       (21,251)      (69,479)     (357,812)      (201,596)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                   132,754,040        56,788       554,019     1,887,660        835,566
Change in unrealized appreciation
(depreciation)                            (937,668,929)   (2,162,254)     (876,156)   (9,594,665)    (9,474,041)
Capital gain distributions                 450,704,511     1,033,969            --     4,759,282             --
Net realized and unrealized gain (loss)
on investments                            (354,210,378)   (1,071,497)     (322,137)   (2,947,723)    (8,638,475)

Increase (decrease) in net assets from
operations                               $(352,944,652)  $(1,092,748)    $(391,616)  $(3,305,535)   $(8,840,071)

                                               AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------------
                                             Invesco           Invesco          Invesco                            Invesco
                                               V.I.             V.I.              V.I.            Invesco            V.I.
                                              Global         Government      International         V.I.             Value
                                           Real Estate       Securities          Growth         Technology      Opportunities
                                             Fund --           Fund --          Fund --           Fund --          Fund --
                                         Series II shares  Series I shares  Series II shares  Series I shares  Series II shares
                                         ----------------  ---------------  ----------------  ---------------  ----------------
                                            Year Ended       Year Ended        Year Ended       Year Ended        Year Ended
                                           December 31,     December 31,      December 31,     December 31,      December 31,
                                               2018             2018              2018             2018              2018
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $8,373              $61          $848,676              $--               $--
Mortality and expense risk and
administrative charges (note 4a)                    4,248               28           801,930              161            79,061
Net investment income (expense)                     4,125               33            46,746             (161)          (79,061)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              208             (141)        1,270,099            3,984           (36,419)
Change in unrealized appreciation
(depreciation)                                    (25,469)              67        (9,860,811)          (2,252)       (1,408,906)
Capital gain distributions                          2,792               --           332,892               --           514,647
Net realized and unrealized gain (loss)
on investments                                    (22,469)             (74)       (8,257,820)           1,732          (930,678)

Increase (decrease) in net assets from
operations                                       $(18,344)            $(41)      $(8,211,074)          $1,571       $(1,009,739)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2018          2018           2018              2018              2018             2018              2018
-------------------------------------------------------------------------------------------------------------------

         $--           $--              $--               $--          $372,497         $971,196          $400,203
     368,317       214,196          303,679            83,572           424,422        1,691,633           388,004
    (368,317)     (214,196)        (303,679)          (83,572)          (51,925)        (720,437)           12,199

     995,959       143,099        1,043,040           500,560         1,354,027           56,105           385,215
  (3,160,197)   (1,086,745)      (2,439,276)         (929,679)       (7,310,704)     (18,119,672)       (3,568,996)
   2,775,229       765,462        1,239,126           332,332         2,562,095        6,955,804           889,187
     610,991      (178,184)        (157,110)          (96,787)       (3,394,582)     (11,107,763)       (2,294,594)

    $242,674     $(392,380)       $(460,789)        $(180,359)      $(3,446,507)    $(11,828,200)      $(2,282,395)

     American
      Century
     Variable
Portfolios II, Inc.         American Century Variable Portfolios, Inc.        BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
                                                                                 BlackRock          BlackRock
        VP                VP                                                     Advantage            Basic
     Inflation         Income &         VP             VP            VP          U.S. Total           Value
    Protection          Growth     International    Ultra(R)       Value           Market              V.I.
      Fund --          Fund --        Fund --       Fund --       Fund --       V.I. Fund --         Fund --
     Class II          Class I        Class I       Class I       Class I     Class III Shares   Class III Shares
-------------------------------------------------------------------------------------------------------------------
    Year Ended        Year Ended    Year Ended     Year Ended    Year Ended      Year Ended         Year Ended
   December 31,      December 31,  December 31,   December 31,  December 31,    December 31,       December 31,
       2018              2018          2018           2018          2018            2018               2018
-------------------------------------------------------------------------------------------------------------------

         $1,060,875        $9,086         $7,422          $113        $1,086           $65,636           $474,309
            657,188         9,024         10,523           827           965            70,551            564,580
            403,687            62         (3,101)         (714)          121            (4,915)           (90,271)

           (590,405)       40,500         17,951         4,480         2,483            31,047            711,400
         (1,603,969)     (104,574)      (151,554)       (7,971)       (9,170)         (911,308)        (6,763,144)
                 --        42,990         38,384         4,357             4           560,215          3,350,790
         (2,194,374)      (21,084)       (95,219)          866        (6,683)         (320,046)        (2,700,954)

        $(1,790,687)     $(21,022)      $(98,320)         $152       $(6,562)        $(324,961)       $(2,791,225)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                             Deutsche DWS
                                              BlackRock Variable Series      Columbia Funds Variable Series    Variable
                                               Funds, Inc. (continued)                 Trust II                Series I
                                         ----------------------------------- ----------------------------   --------------
                                                              BlackRock                        Columbia
                                            BlackRock         Large Cap                        Variable
                                              Global            Focus        CTIVP/SM/ --    Portfolio --        DWS
                                            Allocation          Growth       Loomis Sayles     Overseas        Capital
                                               V.I.              V.I.           Growth           Core           Growth
                                             Fund --           Fund --          Fund --        Fund --          VIP --
                                         Class III Shares  Class III Shares     Class 1        Class 2      Class B Shares
                                         ----------------  ----------------  --------------  -------------  --------------
                                            Year Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                           December 31,      December 31,    December 31,    December 31,    December 31,
                                               2018              2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $2,017,796               $--            $--       $388,347              $50
Mortality and expense risk and
administrative charges (note 4a)                4,622,898            83,783        881,508        243,926              156
Net investment income (expense)                (2,605,102)          (83,783)      (881,508)       144,421             (106)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        2,944,861           162,756      7,791,681        381,739               65
Change in unrealized appreciation
(depreciation)                                (33,182,511)         (598,255)    (6,881,234)    (3,299,700)          (1,246)
Capital gain distributions                     10,272,259           536,743             --             --              958
Net realized and unrealized gain (loss)
on investments                                (19,965,391)          101,244        910,447     (2,917,961)            (223)

Increase (decrease) in net assets from
operations                                   $(22,570,493)          $17,461        $28,939    $(2,773,540)           $(329)

                                                                                                          Fidelity(R) Variable
                                                                                                               Insurance
                                                      Federated Insurance Series (continued)                 Products Fund
                                         ---------------------------------------------------------------- --------------------
                                           Federated
                                              High                          Federated       Federated             VIP
                                             Income        Federated         Managed         Managed             Asset
                                              Bond          Kaufmann        Tail Risk       Volatility        Manager/SM/
                                           Fund II --      Fund II --      Fund II --       Fund II --        Portfolio --
                                         Service Shares  Service Shares  Primary Shares   Primary Shares     Initial Class
                                         --------------  --------------  ---------------  --------------  --------------------
                                           Year Ended      Year Ended      Period from      Year Ended         Year Ended
                                          December 31,    December 31,    January 1 to     December 31,       December 31,
                                              2018            2018       August 17, 2018       2018               2018
-------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $950,517             $--         $163,722        $153,459              $675,828
Mortality and expense risk and
administrative charges (note 4a)                184,174         302,728           43,853          99,798               508,782
Net investment income (expense)                 766,343        (302,728)         119,869          53,661               167,046

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        (73,395)        892,856         (694,390)         56,054                30,007
Change in unrealized appreciation
(depreciation)                               (1,253,412)     (1,401,812)         513,322      (1,062,153)           (4,161,857)
Capital gain distributions                           --       1,462,648               --              --             1,387,996
Net realized and unrealized gain (loss)
on investments                               (1,326,807)        953,692         (181,068)     (1,006,099)           (2,743,854)

Increase (decrease) in net assets from
operations                                    $(560,464)       $650,964         $(61,199)      $(952,438)          $(2,576,808)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                   Eaton Vance       Federated
Deutsche DWS Variable Series II                      Dreyfus                      Variable Trust  Insurance Series
-------------------------------------------------------------------------------------------------------------------
                                   Dreyfus        Dreyfus
                     DWS          Investment      Variable       The Dreyfus                         Federated
     DWS            Small         Portfolios     Investment      Sustainable                            High
   CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT             Income
     U.S.           Value           Stock        Government         Equity        Floating-Rate         Bond
    VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income         Fund II --
Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund        Primary Shares
-------------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended       Year Ended
 December 31,    December 31,    December 31,   December 31,     December 31,      December 31,     December 31,
     2018            2018            2018           2018             2018              2018             2018
-------------------------------------------------------------------------------------------------------------------

        $1,064            $117            $607       $13,024            $112,157      $1,960,811          $845,238
           903             196           1,557        15,832              98,201         852,533           150,327
           161             (79)           (950)       (2,808)             13,956       1,108,278           694,911

           803              99           1,229            --              15,229          74,762          (113,844)
       (10,337)         (4,153)        (30,641)           --          (1,579,490)     (2,290,816)       (1,039,799)
         3,476           2,059          12,456            --           1,186,313              --                --
        (6,058)         (1,995)        (16,956)           --            (377,948)     (2,216,054)       (1,153,643)

       $(5,897)        $(2,074)       $(17,906)      $(2,808)          $(363,992)    $(1,107,776)        $(458,732)

                             Fidelity(R) Variable Insurance Products Fund (continued)
------------------------------------------------------------------------------------------------------------------
                                                                        VIP
      VIP                                                             Dynamic
     Asset             VIP             VIP             VIP            Capital           VIP             VIP
  Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income   Equity-Income
 Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2
------------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
 December 31,     December 31,    December 31,    December 31,     December 31,    December 31,    December 31,
     2018             2018            2018            2018             2018            2018            2018
------------------------------------------------------------------------------------------------------------------

        $79,454         $811,350       $708,216         $516,250           $6,883     $1,692,209       $1,409,589
        106,367        1,220,329      1,486,291        2,038,303           34,253      1,073,600        1,171,929
        (26,913)        (408,979)      (778,075)      (1,522,053)         (27,370)       618,609          237,660

          1,105        1,816,145      3,894,585       10,245,894          142,997        820,275          820,838
       (574,028)      (8,495,996)   (19,011,710)     (27,527,175)        (453,751)   (12,275,710)     (11,446,611)
        194,956        3,436,112      9,037,248       12,185,195          218,500      3,704,720        3,469,438
       (377,967)      (3,243,739)    (6,079,877)      (5,096,086)         (92,254)    (7,750,715)      (7,156,335)

      $(404,880)     $(3,652,718)   $(6,857,952)     $(6,618,139)       $(119,624)   $(7,132,106)     $(6,918,675)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         ------------------------------------------------------------------------------
                                              VIP             VIP             VIP             VIP
                                           Growth &        Growth &         Growth          Growth            VIP
                                            Income          Income       Opportunities   Opportunities      Growth
                                         Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Initial Class  Service Class 2  Initial Class  Service Class 2  Initial Class
                                         -------------  ---------------  -------------  ---------------  -------------
                                          Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                         December 31,    December 31,    December 31,    December 31,    December 31,
                                             2018            2018            2018            2018            2018
-----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $71,463          $35,053        $13,405           $3,691       $151,290
Mortality and expense risk and
administrative charges (note 4a)               292,064          300,104        161,295           72,419        870,484
Net investment income (expense)               (220,601)        (265,051)      (147,890)         (68,728)      (719,194)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       927,904          969,894        885,473          203,438      3,700,028
Change in unrealized appreciation
(depreciation)                              (3,857,744)      (3,705,644)      (254,069)         (76,850)   (12,118,407)
Capital gain distributions                   1,203,098        1,056,008        625,253          244,594      8,924,979
Net realized and unrealized gain (loss)
on investments                              (1,726,742)      (1,679,742)     1,256,657          371,182        506,600

Increase (decrease) in net assets from
operations                                 $(1,947,343)     $(1,944,793)    $1,108,767         $302,454      $(212,594)

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                         -------------------------------------------------------------------------------
                                                            Franklin        Franklin
                                            Franklin       Large Cap         Mutual        Templeton       Templeton
                                             Income          Growth          Shares         Foreign         Foreign
                                          VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares  Class 2 Shares  Class 1 Shares  Class 2 Shares
                                         --------------  --------------  --------------  --------------  --------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2018            2018            2018            2018            2018
------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                $13,149,218             $--        $333,650        $196,339         $16,780
Mortality and expense risk and
administrative charges (note 4a)              5,434,700           2,816         224,306          99,447          11,398
Net investment income (expense)               7,714,518          (2,816)        109,344          96,892           5,382

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      2,723,078           3,736         434,049          21,418           3,229
Change in unrealized appreciation
(depreciation)                              (26,254,304)        (18,700)     (2,460,891)     (1,261,325)       (121,160)
Capital gain distributions                           --          14,339         519,534              --              --
Net realized and unrealized gain (loss)
on investments                              (23,531,226)           (625)     (1,507,308)     (1,239,907)       (117,931)

Increase (decrease) in net assets from
operations                                 $(15,816,708)        $(3,441)    $(1,397,964)    $(1,143,015)      $(112,549)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                     Franklin
                                                                                                    Templeton
                                                                                                     Variable
                                                                                                    Insurance
                                                                                                     Products
                    Fidelity(R) Variable Insurance Products Fund (continued)                          Trust
-----------------------------------------------------------------------------------------------------------------
                                                                                                     Franklin
                       VIP                                                             VIP           Founding
      VIP          Investment          VIP             VIP             VIP            Value           Funds
    Growth         Grade Bond        Mid Cap         Mid Cap        Overseas       Strategies       Allocation
 Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --     VIP Fund --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2  Class 2 Shares
-----------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2018             2018            2018            2018            2018            2018             2018
-----------------------------------------------------------------------------------------------------------------

         $8,717       $1,948,709            $73         $471,827       $242,120          $17,219      $1,922,626
        334,392        1,759,565             86        1,937,770        221,772           37,700       1,207,211
       (325,675)         189,144            (13)      (1,465,943)        20,348          (20,481)        715,415

      1,082,722       (2,221,583)           447        3,075,326        621,430           23,535        (320,027)
     (4,002,479)      (1,784,533)        (3,050)     (30,139,403)    (3,213,278)        (574,262)     (8,777,795)
      3,013,336          744,429          1,108       10,860,719             --          110,093       1,505,639
         93,579       (3,261,687)        (1,495)     (16,203,358)    (2,591,848)        (440,634)     (7,592,183)

      $(232,096)     $(3,072,543)       $(1,508)    $(17,669,301)   $(2,571,500)       $(461,115)    $(6,876,768)

  Franklin Templeton Variable
Insurance Products Trust (continued)    Goldman Sachs Variable Insurance Trust       JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                     Goldman Sachs                                   JPMorgan      JPMorgan
  Templeton                            Government    Goldman Sachs  Goldman Sachs   Insurance      Insurance
    Global           Templeton           Money         Large Cap       Mid Cap        Trust      Trust Mid Cap
     Bond              Growth            Market      Value Fund --  Value Fund --   Core Bond        Value
 VIP Fund --        VIP Fund --         Fund --      Institutional  Institutional  Portfolio --  Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares     Shares         Shares        Class 1        Class 1
---------------------------------------------------------------------------------------------------------------
  Year Ended         Year Ended        Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
 December 31,       December 31,      December 31,   December 31,   December 31,   December 31,  December 31,
     2018               2018              2018           2018           2018           2018          2018
---------------------------------------------------------------------------------------------------------------

           $--           $222,843        $1,732,220        $80,394       $456,812       $78,717         $2,755
        75,425            163,022         1,871,260         96,037        542,538        57,093          6,043
       (75,425)            59,821          (139,040)       (15,643)       (85,726)       21,624         (3,288)

       (20,840)           195,546                --       (227,028)       674,811       (52,967)         3,528
       144,549         (2,695,737)               --       (709,378)    (8,768,742)      (41,694)       (55,547)
            --            943,778                --        344,499      4,142,802         5,364          4,604
       123,709         (1,556,413)               --       (591,907)    (3,951,129)      (89,297)       (47,415)

       $48,284        $(1,496,592)        $(139,040)     $(607,550)   $(4,036,855)     $(67,673)      $(50,703)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          JPMorgan Insurance Trust
                                                 (continued)                      Janus Aspen Series
                                         --------------------------- ---------------------------------------------
                                           JPMorgan      JPMorgan        Janus                          Janus
                                          Insurance     Insurance      Henderson        Janus         Henderson
                                         Trust Small    Trust U.S.     Balanced       Henderson      Enterprise
                                           Cap Core       Equity     Portfolio --      Balanced     Portfolio --
                                         Portfolio --  Portfolio --  Institutional   Portfolio --   Institutional
                                           Class 1       Class 1        Shares      Service Shares     Shares
                                         ------------  ------------  -------------  --------------  -------------
                                          Year Ended    Year Ended    Year Ended      Year Ended     Year Ended
                                         December 31,  December 31,  December 31,    December 31,   December 31,
                                             2018          2018          2018            2018           2018
------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                     $743        $8,967     $1,500,780      $1,841,477       $127,070
Mortality and expense risk and
administrative charges (note 4a)                3,040        23,665      1,003,039       1,851,397        698,686
Net investment income (expense)                (2,297)      (14,698)       497,741          (9,920)      (571,616)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       34,228        66,733      3,159,139       4,593,136      3,729,475
Change in unrealized appreciation
(depreciation)                                (48,958)     (297,146)    (5,813,102)     (8,321,339)    (5,733,086)
Capital gain distributions                     12,748       127,399      1,939,579       2,726,490      2,247,583
Net realized and unrealized gain (loss)
on investments                                 (1,982)     (103,014)      (714,384)     (1,001,713)       243,972

Increase (decrease) in net assets from
operations                                    $(4,279)    $(117,712)     $(216,643)    $(1,011,633)     $(327,644)

                                                                                                        Legg Mason
                                                                                                         Partners
                                                                                                         Variable
                                                        Janus Aspen Series (continued)                 Equity Trust
                                         ------------------------------------------------------------- ------------
                                             Janus                          Janus                      ClearBridge
                                           Henderson        Janus         Henderson        Janus         Variable
                                           Overseas       Henderson       Research       Henderson      Aggressive
                                         Portfolio --      Overseas     Portfolio --      Research        Growth
                                         Institutional   Portfolio --   Institutional   Portfolio --   Portfolio --
                                            Shares      Service Shares     Shares      Service Shares    Class II
                                         -------------  --------------  -------------  --------------  ------------
                                          Year Ended      Year Ended     Year Ended      Year Ended     Year Ended
                                         December 31,    December 31,   December 31,    December 31,   December 31,
                                             2018            2018           2018            2018           2018
--------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $394,122         $40,774       $231,772         $11,908       $22,696
Mortality and expense risk and
administrative charges (note 4a)               328,230          38,257        610,463          53,332        97,955
Net investment income (expense)                 65,892           2,517       (378,691)        (41,424)      (75,259)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (657,016)         (4,737)     2,582,864         283,711       155,052
Change in unrealized appreciation
(depreciation)                              (3,014,728)       (400,619)    (5,402,574)       (493,130)   (1,043,203)
Capital gain distributions                          --              --      2,075,139         167,464       389,738
Net realized and unrealized gain (loss)
on investments                              (3,671,744)       (405,356)      (744,571)        (41,955)     (498,413)

Increase (decrease) in net assets from
operations                                 $(3,605,852)      $(402,839)   $(1,123,262)       $(83,379)    $(573,672)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                    Janus          Janus                           Janus                            Janus
    Janus         Henderson      Henderson        Janus          Henderson          Janus         Henderson
  Henderson     Flexible Bond      Forty        Henderson     Global Research     Henderson         Global
  Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --    Global Research    Technology
 Portfolio --   Institutional  Institutional   Portfolio --    Institutional    Portfolio --     Portfolio --
Service Shares     Shares         Shares      Service Shares      Shares       Service Shares   Service Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended     Year Ended      Year Ended      Year Ended       Year Ended       Year Ended
 December 31,   December 31,   December 31,    December 31,    December 31,     December 31,     December 31,
     2018           2018           2018            2018            2018             2018             2018
---------------------------------------------------------------------------------------------------------------

        $7,547       $310,572       $423,875        $160,974         $468,217          $31,863         $96,718

        87,312        149,485        539,417         203,279          590,142           53,455         129,771
       (79,765)       161,087       (115,542)        (42,305)        (121,925)         (21,592)        (33,053)

       293,264       (194,443)       975,810         289,076        2,644,152          355,728         943,334
      (559,124)      (246,001)    (4,916,888)     (1,776,114)      (5,553,141)        (582,087)     (1,143,352)
       277,844             --      4,554,060       1,729,486               --               --         292,001
        11,984       (440,444)       612,982         242,448       (2,908,989)        (226,359)         91,983

      $(67,781)     $(279,357)      $497,440        $200,143      $(3,030,914)       $(247,951)        $58,930




Legg Mason Partners Variable Equity Trust (continued)              MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)        MFS(R) New   MFS(R) Total     MFS(R)
  Dividend          Dividend         Large Cap           Investors      Discovery       Return      Utilities
  Strategy          Strategy           Value          Trust Series --   Series --     Series --     Series --
Portfolio --      Portfolio --      Portfolio --          Service        Service       Service       Service
  Class I           Class II          Class I          Class Shares    Class Shares  Class Shares  Class Shares
----------------------------------------------------------------------------------------------------------------
 Year Ended        Year Ended        Year Ended         Year Ended      Year Ended    Year Ended    Year Ended
December 31,      December 31,      December 31,       December 31,    December 31,  December 31,  December 31,
    2018              2018              2018               2018            2018          2018          2018
----------------------------------------------------------------------------------------------------------------

     $68,705          $114,713          $221,205              $24,887           $--      $836,350      $119,053

      66,819           163,166           236,439               88,900       223,344       819,065       221,327
       1,886           (48,453)          (15,234)             (64,013)     (223,344)       17,285      (102,274)

     336,392           677,016           549,834              333,758       841,632     1,163,011       239,861
    (879,805)       (1,651,733)       (2,943,595)            (888,614)   (2,618,971)   (6,367,996)     (281,271)
     267,719           492,522           926,251              250,644     1,867,510     1,925,845        54,427
    (275,694)         (482,195)       (1,467,510)            (304,212)       90,171    (3,279,140)       13,017

   $(273,808)        $(530,648)      $(1,482,744)           $(368,225)    $(133,173)  $(3,261,855)     $(89,257)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          MFS(R) Variable Insurance
                                                   Trust II               Oppenheimer Variable Account Funds
                                         ---------------------------- -------------------------------------------
                                            MFS(R)
                                         Massachusetts     MFS(R)     Oppenheimer                   Oppenheimer
                                           Investors     Strategic      Capital      Oppenheimer    Conservative
                                         Growth Stock      Income     Appreciation     Capital        Balanced
                                         Portfolio --   Portfolio --   Fund/VA --    Appreciation    Fund/VA --
                                            Service       Service     Non-Service     Fund/VA --    Non-Service
                                         Class Shares   Class Shares     Shares     Service Shares     Shares
                                         -------------  ------------  ------------  --------------  ------------
                                          Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,  December 31,   December 31,   December 31,
                                             2018           2018          2018           2018           2018
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $24,099        $1,062       $90,032             $--      $196,507
Mortality and expense risk and
administrative charges (note 4a)               118,670           409       389,082          68,461       136,108
Net investment income (expense)                (94,571)          653      (299,050)        (68,461)       60,399

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       282,513          (159)    1,292,426         186,360       136,917
Change in unrealized appreciation
(depreciation)                                (543,473)       (1,525)   (4,506,704)       (730,285)   (1,077,671)
Capital gain distributions                     425,878            --     2,117,435         329,816       232,364
Net realized and unrealized gain (loss)
on investments                                 164,918        (1,684)   (1,096,843)       (214,109)     (708,390)

Increase (decrease) in net assets from
operations                                     $70,347       $(1,031)  $(1,395,893)      $(282,570)    $(647,991)

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)                  PIMCO Variable Insurance Trust
                                         -------------  -------------------------------------------------------------
                                          Oppenheimer                                 International
                                         Total Return                                 Bond Portfolio  Long-Term U.S.
                                             Bond        All Asset      High Yield     (U.S. Dollar     Government
                                          Fund/VA --    Portfolio --   Portfolio --     Hedged) --     Portfolio --
                                          Non-Service     Advisor     Administrative  Administrative  Administrative
                                            Shares      Class Shares   Class Shares    Class Shares    Class Shares
                                         -------------  ------------  --------------  --------------  --------------
                                          Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                         December 31,   December 31,   December 31,    December 31,    December 31,
                                             2018           2018           2018            2018            2018
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $288,713      $196,479      $2,178,119         $29,213        $819,991
Mortality and expense risk and
administrative charges (note 4a)               124,292       103,354         710,742          35,080         571,038
Net investment income (expense)                164,421        93,125       1,467,377          (5,867)        248,953

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (248,449)       (9,308)       (140,682)         11,214        (913,409)
Change in unrealized appreciation
(depreciation)                                (154,432)     (539,026)     (3,166,751)           (219)       (929,237)
Capital gain distributions                          --            --              --           7,042         169,237
Net realized and unrealized gain (loss)
on investments                                (402,881)     (548,334)     (3,307,433)         18,037      (1,673,409)

Increase (decrease) in net assets from
operations                                   $(238,460)    $(455,209)    $(1,840,056)        $12,170     $(1,424,456)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                    Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------------------


 Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer                       Oppenheimer
 Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic    Oppenheimer     Main Street
   Balanced         Cap Growth        Cap Growth        Global            Income         Main Street      Small Cap
  Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --        Fund/VA --    Fund(R)/VA --
Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares  Service Shares  Service Shares
-----------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended      Year Ended        Year Ended        Year Ended      Year Ended
 December 31,      December 31,      December 31,    December 31,      December 31,      December 31,    December 31,
     2018              2018              2018            2018              2018              2018            2018
-----------------------------------------------------------------------------------------------------------------------

      $332,687                 $--             $--        $670,315            $152,538        $932,739         $23,792

       366,707             323,370         129,345       1,317,567              43,480       1,922,333         643,454
       (34,020)           (323,370)       (129,345)       (647,252)            109,058        (989,594)       (619,662)

       473,483           1,264,794          40,993       7,383,293             (61,866)      4,531,072       3,002,414
    (2,286,726)         (5,608,443)     (1,755,094)    (22,841,217)           (228,149)    (24,012,941)    (10,233,356)
       457,140           3,260,360       1,186,865       6,251,962                  --       9,089,198       5,192,879
    (1,356,103)         (1,083,289)       (527,236)     (9,205,962)           (290,015)    (10,392,671)     (2,038,063)

   $(1,390,123)        $(1,406,659)      $(656,581)    $(9,853,214)          $(180,957)   $(11,382,265)    $(2,657,725)



PIMCO Variable Insurance Trust  Rydex Variable
          (continued)               Trust             State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
                                                                   Premier           Real            S&P
                                                                    Growth          Estate          500(R)
 Low Duration    Total Return                       Income          Equity        Securities        Index
 Portfolio --    Portfolio --                       V.I.S.          V.I.S.          V.I.S.          V.I.S.
Administrative  Administrative    NASDAQ --        Fund --         Fund --         Fund --         Fund --
 Class Shares    Class Shares    100(R) Fund    Class 1 Shares  Class 1 Shares  Class 1 Shares  Class 1 Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2018            2018            2018            2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------

      $838,395      $4,874,630             $--        $354,499         $39,658      $1,096,699      $2,491,431

       745,955       3,211,681          80,687         253,616         458,108         716,050       2,272,554
        92,440       1,662,949         (80,687)        100,883        (418,450)        380,649         218,877

      (275,603)     (2,827,887)        432,561         (90,545)      1,080,172      (1,175,007)     10,877,487
      (408,769)     (5,774,875)       (684,435)       (543,978)     (5,109,267)     (3,054,175)    (28,541,135)
            --       2,037,138         214,254              --       3,572,415         548,280       9,449,465
      (684,372)     (6,565,624)        (37,620)       (634,523)       (456,680)     (3,680,902)     (8,214,183)

     $(591,932)    $(4,902,675)      $(118,307)      $(533,640)      $(875,130)    $(3,300,253)    $(7,995,306)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                                            The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)     Portfolios
                                         --------------------------------------------------------------- ----------------

                                           Small-Cap         Total           Total            U.S.            Alger
                                             Equity          Return          Return          Equity         Large Cap
                                             V.I.S.          V.I.S.          V.I.S.          V.I.S.           Growth
                                            Fund --         Fund --         Fund --         Fund --        Portfolio --
                                         Class 1 Shares  Class 1 Shares  Class 3 Shares  Class 1 Shares  Class I-2 Shares
                                         --------------  --------------  --------------  --------------  ----------------
                                           Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
                                          December 31,    December 31,    December 31,    December 31,     December 31,
                                              2018            2018            2018            2018             2018
--------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $--     $17,290,104      $9,883,046        $186,484               $--
Mortality and expense risk and
administrative charges (note 4a)                514,838      13,215,766      10,611,893         356,768           432,230
Net investment income (expense)                (514,838)      4,074,338        (728,847)       (170,284)         (432,230)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        724,347      12,732,046      15,553,068         780,546         1,563,183
Change in unrealized appreciation
(depreciation)                               (7,359,690)   (239,009,728)   (163,129,738)     (3,395,008)       (5,132,052)
Capital gain distributions                    4,013,077     159,884,782     104,312,914       1,915,201         4,601,589
Net realized and unrealized gain (loss)
on investments                               (2,622,266)    (66,392,900)    (43,263,756)       (699,261)        1,032,720

Increase (decrease) in net assets from
operations                                  $(3,137,104)   $(62,318,562)   $(43,992,603)      $(869,545)         $600,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   The Alger
   Portfolios                                                                                           Wells Fargo
  (continued)                                  The Prudential Series Fund                              Variable Trust
----------------------------------------------------------------------------------------------------------------------
                                                                                            SP
     Alger           Jennison                                              SP           Prudential      Wells Fargo
   Small Cap           20/20                            Natural       International    U.S. Emerging      VT Omega
     Growth            Focus          Jennison         Resources         Growth           Growth           Growth
  Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --       Fund --
Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares     Class 2
----------------------------------------------------------------------------------------------------------------------
   Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
      2018             2018             2018             2018             2018             2018             2018
----------------------------------------------------------------------------------------------------------------------

             $--              $--              $--              $--              $--              $--             $--

         300,962           93,564           89,816          587,092                9              279         123,070
        (300,962)         (93,564)         (89,816)        (587,092)              (9)            (279)       (123,070)

         510,941          519,319          412,707          (79,944)              64              381         206,865
        (632,555)        (769,924)        (404,187)      (6,820,702)             (94)          (1,770)       (914,057)
         754,262               --               --               --               --               --         821,699
         632,648         (250,605)           8,520       (6,900,646)             (30)          (1,389)        114,507

        $331,686        $(344,169)        $(81,296)     $(7,487,738)            $(39)         $(1,668)        $(8,563)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets



                                                                               AB Variable Products Series Fund, Inc.
                                         --------------  --------------  ---------------------------------------------------
                                                                                    AB                        AB
                                                  Consolidated                Balanced Wealth           Global Thematic
                                                      Total                Strategy Portfolio --      Growth Portfolio --
                                                   (unaudited)                    Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2018            2017           2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $1,265,726     $(3,875,929)    $(21,251)       $(319)    $(69,479)    $(51,696)
Net realized gain (loss) on investments     132,754,040     134,157,658       56,788      (30,854)     554,019      203,077
Change in unrealized appreciation
(depreciation) on investments              (937,668,929)    435,316,978   (2,162,254)   1,876,473     (876,156)     952,642
Capital gain distribution                   450,704,511     147,536,972    1,033,969      126,002           --           --
Increase (decrease) in net assets from
operations                                 (352,944,652)    713,135,679   (1,092,748)   1,971,302     (391,616)   1,104,023

From capital transactions (note 4):
Net premiums                                 14,558,650      17,488,517        6,598       19,874        6,980          120
Death benefits                              (78,740,946)   (120,401,805)    (100,214)     (73,278)     (24,229)       4,461
Surrenders                                 (595,802,607)   (624,583,438)  (1,309,503)  (1,578,637)    (513,949)    (406,570)
Administrative expenses                     (21,910,104)    (22,691,160)    (103,761)    (106,744)     (16,028)     (16,846)
Transfers between subaccounts
(including fixed account), net               (2,662,214)      8,172,071     (506,118)    (524,762)  (2,124,590)   2,228,248
Increase (decrease) in net assets from
capital transactions                       (684,557,221)   (742,015,815)  (2,012,998)  (2,263,547)  (2,671,816)   1,809,413
Increase (decrease) in net assets        (1,037,501,873)    (28,880,136)  (3,105,746)    (292,245)  (3,063,432)   2,913,436
Net assets at beginning of year           5,578,421,465   5,607,301,601   15,309,240   15,601,485    5,051,372    2,137,936
Net assets at end of year                $4,540,919,592  $5,578,421,465  $12,203,494  $15,309,240   $1,987,940   $5,051,372

Change in units (note 5):
Units purchased                              51,358,636      57,514,127       35,383       25,018       11,601      136,930
Units redeemed                              (88,156,878)   (100,995,724)    (187,646)    (207,650)    (138,426)     (42,248)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (36,798,242)    (43,481,597)    (152,263)    (182,632)    (126,825)      94,682

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(357,812)     $(125,101)   $(201,596)   $(125,145)   $(368,317)   $(315,695)   $(214,196)    $(92,323)
  1,887,660      2,953,505      835,566    3,622,193      995,959      789,156      143,099     (305,147)
 (9,594,665)       153,131   (9,474,041)   7,032,431   (3,160,197)   3,682,992   (1,086,745)   2,036,054
  4,759,282      3,763,756           --           --    2,775,229    1,192,055      765,462           --
 (3,305,535)     6,745,291   (8,840,071)  10,529,479      242,674    5,348,508     (392,380)   1,638,584

     85,388         36,458       53,845       74,807      451,538      480,452      463,453       38,748
   (433,883)      (623,709)     (45,245)    (124,859)    (412,999)    (272,151)    (150,514)     (21,671)
 (3,499,481)    (4,262,541)  (4,037,887)  (5,625,385)  (1,738,233)  (1,869,212)    (885,065)    (669,272)
   (100,093)      (100,453)    (262,765)    (368,035)    (105,963)     (82,193)     (73,480)     (24,615)
  2,963,330         49,543    4,511,849  (39,899,627)     993,012      (71,892)   6,738,428      (43,430)
   (984,739)    (4,900,702)     219,797  (45,943,099)    (812,645)  (1,814,996)   6,092,822     (720,240)
 (4,290,274)     1,844,589   (8,620,274) (35,413,620)    (569,971)   3,533,512    5,700,442      918,344
 44,847,199     43,002,610   37,400,609   72,814,229   22,319,872   18,786,360    6,564,169    5,645,825
$40,556,925    $44,847,199  $28,780,335  $37,400,609  $21,749,901  $22,319,872  $12,264,611   $6,564,169

    286,296        210,792    1,118,776      369,881      170,019      122,883      356,386       50,004
   (327,946)      (436,938)  (1,016,326)  (6,691,625)    (220,778)    (243,070)     (91,945)     (86,839)
    (41,650)      (226,146)     102,450   (6,321,744)     (50,759)    (120,187)     264,441      (36,835)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(303,679)   $(172,411)
  1,043,040      443,287
 (2,439,276)     418,223
  1,239,126    1,526,786
   (460,789)   2,215,885

    526,963      182,199
    (88,423)    (132,667)
 (1,385,091)    (999,681)
    (88,830)     (44,376)
 (5,797,335)  14,400,719
 (6,832,716)  13,406,194
 (7,293,505)  15,622,079
 22,478,168    6,856,089
$15,184,663  $22,478,168

     80,443      864,141
   (432,720)    (112,236)
   (352,277)     751,905

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(83,572)    $(79,258)    $(51,925)   $(192,980)   $(720,437)   $(638,004)
Net realized gain (loss) on investments      500,560      279,258    1,354,027    6,555,646       56,105      731,816
Change in unrealized appreciation
(depreciation) on investments               (929,679)     511,408   (7,310,704)  (3,671,387) (18,119,672)   5,144,656
Capital gain distribution                    332,332      413,919    2,562,095    1,212,461    6,955,804    4,905,132
Increase (decrease) in net assets from
operations                                  (180,359)   1,125,327   (3,446,507)   3,903,740  (11,828,200)  10,143,600

From capital transactions (note 4):
Net premiums                                      --           --          398       63,132      181,787      203,841
Death benefits                                 2,881       (1,236)     (53,463)     (98,361)    (186,029)    (218,921)
Surrenders                                  (799,634)    (335,908)  (2,927,561)  (4,941,334) (10,724,674) (10,735,368)
Administrative expenses                      (19,907)     (17,700)    (120,829)    (265,741)    (873,996)    (779,928)
Transfers between subaccounts
(including fixed account), net               (12,108)      69,701     (866,603) (54,396,541)  24,513,436    5,385,983
Increase (decrease) in net assets from
capital transactions                        (828,768)    (285,143)  (3,968,058) (59,638,845)  12,910,524   (6,144,393)
Increase (decrease) in net assets         (1,009,127)     840,184   (7,414,565) (55,735,105)   1,082,324    3,999,207
Net assets at beginning of year            5,476,688    4,636,504   29,340,694   85,075,799   94,250,861   90,251,654
Net assets at end of year                 $4,467,561   $5,476,688  $21,926,129  $29,340,694  $95,333,185  $94,250,861

Change in units (note 5):
Units purchased                                5,289        7,972       57,065      208,023    2,298,933      866,805
Units redeemed                               (35,306)     (22,233)    (201,322)  (3,840,447)  (1,482,125)  (1,230,926)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (30,017)     (14,261)    (144,257)  (3,632,424)     816,808     (364,121)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------------------------------
         Invesco                   Invesco                   Invesco                   Invesco                   Invesco
     V.I. Equity and          V.I. Global Real           V.I. Government         V.I. International          V.I. Technology
     Income Fund --            Estate Fund --          Securities Fund --          Growth Fund --                Fund --
    Series II shares          Series II shares           Series I shares          Series II shares           Series I shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


    $12,199     $(88,101)     $4,125       $2,817         $33          $75        $46,746    $(161,223)     $(161)       $--
    385,215      415,575         208        3,766        (141)          (1)     1,270,099    1,460,137      3,984         --
 (3,568,996)   1,077,645     (25,469)      14,822          67          (13)    (9,860,811)   7,456,114     (2,252)        --
    889,187      392,210       2,792        4,013          --           --        332,892           --         --         --
 (2,282,395)   1,797,329     (18,344)      25,418         (41)          61     (8,211,074)   8,755,028      1,571         --

      8,228       17,893          --           --          80          240         86,881       61,333         --         --
    (63,874)     (41,759)       (265)      (3,118)         --           --        (52,369)     (86,410)        --         --
 (1,692,175)  (1,665,500)    (16,522)     (27,566)     (3,050)          --     (5,079,170)  (5,030,022)        --         --
   (141,536)    (134,047)       (350)        (400)         --           --       (370,485)    (349,818)        --         --
     64,458    1,075,602        (943)     (13,019)        243          364      2,921,860   11,523,627     31,127         --
 (1,824,899)    (747,811)    (18,080)     (44,103)     (2,727)         604     (2,493,283)   6,118,710     31,127         --
 (4,107,294)   1,049,518     (36,424)     (18,685)     (2,768)         665    (10,704,357)  14,873,738     32,698         --
 21,684,439   20,634,921     238,563      257,248       5,585        4,920     51,646,853   36,773,115         --         --
$17,577,145  $21,684,439    $202,139     $238,563      $2,817       $5,585    $40,942,496  $51,646,853    $32,698        $--

    176,203      156,277       2,063        1,685          19           35        708,580    1,477,047      7,800         --
   (291,676)    (203,323)     (3,394)      (4,666)       (180)          --       (888,373)    (872,437)    (3,286)        --

   (115,473)     (47,046)     (1,331)      (2,981)       (161)          35       (179,793)     604,610      4,514         --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance
                                          Funds (Invesco Variable
                                             Insurance Funds)          American Century             American Century
                                                (continued)        Variable Portfolios II, Inc. Variable Portfolios, Inc.
                                         ------------------------- ---------------------------- -------------------------

                                                  Invesco
                                                V.I. Value                    VP                           VP
                                           Opportunities Fund --     Inflation Protection            Income & Growth
                                             Series II shares          Fund -- Class II              Fund -- Class I
                                         ------------------------- ---------------------------- -------------------------
                                          Year ended   Year ended   Year ended     Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,   December 31,  December 31, December 31,
                                             2018         2017         2018           2017          2018         2017
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(79,061)    $(85,554)    $403,687       $324,631          $62       $2,842
Net realized gain (loss) on investments      (36,419)     (92,883)    (590,405)      (316,675)      40,500       35,220
Change in unrealized appreciation
(depreciation) on investments             (1,408,906)     969,564   (1,603,969)       726,409     (104,574)      53,781
Capital gain distribution                    514,647           --           --             --       42,990       17,429
Increase (decrease) in net assets from
operations                                (1,009,739)     791,127   (1,790,687)       734,365      (21,022)     109,272

From capital transactions (note 4):
Net premiums                                   1,604       35,107       66,835         46,438           --           --
Death benefits                                (2,057)     (16,159)     (53,672)      (113,267)        (398)      (8,098)
Surrenders                                  (629,690)    (582,320)  (4,192,686)    (4,449,527)     (35,249)     (69,222)
Administrative expenses                      (17,612)     (18,052)    (336,246)      (322,886)        (505)        (513)
Transfers between subaccounts
(including fixed account), net                (3,732)    (519,954)   5,078,034       (855,139)    (204,202)    (182,085)
Increase (decrease) in net assets from
capital transactions                        (651,487)  (1,101,378)     562,265     (5,694,381)    (240,354)    (259,918)
Increase (decrease) in net assets         (1,661,226)    (310,251)  (1,228,422)    (4,960,016)    (261,376)    (150,646)
Net assets at beginning of year            5,482,286    5,792,537   37,615,497     42,575,513      589,326      739,972
Net assets at end of year                 $3,821,060   $5,482,286  $36,387,075    $37,615,497     $327,950     $589,326

Change in units (note 5):
Units purchased                               12,816       18,668    1,005,959        319,934        3,312        1,948
Units redeemed                               (45,283)     (78,829)    (963,632)      (793,730)     (14,960)     (15,270)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (32,467)     (60,161)      42,327       (473,796)     (11,648)     (13,322)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




           American Century Variable Portfolios, Inc. (continued)                    BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      BlackRock                 BlackRock
                                                                                      Advantage                   Basic
           VP                                                                     U.S. Total Market               Value
      International              VP Ultra(R)                VP Value                V.I. Fund --              V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(3,101)     $(5,719)      $(714)       $(694)        $121         $132        $(4,915)    $(34,390)    $(90,271)   $(294,112)
    17,951       30,842       4,480        4,421        2,483        1,447         31,047      384,333      711,400    1,508,241
  (151,554)     127,547      (7,971)       6,149       (9,170)       3,072       (911,308)    (960,764)  (6,763,144)    (812,724)
    38,384           --       4,357        2,308            4           --        560,215    1,139,347    3,350,790    1,386,547
   (98,320)     152,670         152       12,184       (6,562)       4,651       (324,961)     528,526   (2,791,225)   1,787,952

        --           --          --           --           --           --         67,092       80,717       54,268       67,631
      (517)      (6,215)         --           --           --           --        (29,592)    (535,752)     (62,974)    (111,051)
   (44,554)     (57,377)     (2,430)      (2,741)      (5,046)      (2,929)      (306,558)    (412,946)  (3,578,735)  (4,588,814)
    (1,370)      (1,230)       (288)        (302)        (175)        (175)       (19,604)     (18,796)    (282,626)    (345,092)
    34,527       26,036      (1,866)     (10,647)         878          198       (158,878)    (562,168)  (1,311,045) (17,189,830)
   (11,914)     (38,786)     (4,584)     (13,690)      (4,343)      (2,906)      (447,540)  (1,448,945)  (5,181,112) (22,167,156)
  (110,234)     113,884      (4,432)      (1,506)     (10,905)       1,745       (772,501)    (920,419)  (7,972,337) (20,379,204)
   621,292      507,408      44,389       45,895       68,955       67,210      4,568,740    5,489,159   35,744,224   56,123,428
  $511,058     $621,292     $39,957      $44,389      $58,050      $68,955     $3,796,239   $4,568,740  $27,771,887  $35,744,224

     6,035       10,915         408           37           31            7         10,509       21,745      237,494      305,280
    (6,177)     (12,133)       (576)        (683)        (170)        (111)       (29,486)     (89,995)    (523,677)  (1,743,341)

      (142)      (1,218)       (168)        (646)        (139)        (104)       (18,977)     (68,250)    (286,183)  (1,438,061)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Columbia Funds Variable
                                           BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         ----------------------------------------------------- -------------------------
                                                                             BlackRock
                                                  BlackRock                  Large Cap
                                                   Global                      Focus                 CTIVP/SM/ --
                                                 Allocation                   Growth                 Loomis Sayles
                                                V.I. Fund --               V.I. Fund --             Growth Fund --
                                              Class III Shares           Class III Shares               Class 1
                                         --------------------------- ------------------------- -------------------------
                                          Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
                                         December 31,  December 31,  December 31, December 31, December 31, December 31,
                                             2018          2017          2018         2017         2018         2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)           $(2,605,102)  $(1,706,180)    $(83,783)    $(52,938)   $(881,508)   $(840,057)
Net realized gain (loss) on investments     2,944,861     2,108,688      162,756      117,033    7,791,681    2,354,943
Change in unrealized appreciation
(depreciation) on investments             (33,182,511)   27,565,058     (598,255)      74,788   (6,881,234)  12,269,071
Capital gain distribution                  10,272,259     3,154,966      536,743      661,700           --           --
Increase (decrease) in net assets from
operations                                (22,570,493)   31,122,532       17,461      800,583       28,939   13,783,957

From capital transactions (note 4):
Net premiums                                  202,504       213,770          495        7,240      106,897       46,530
Death benefits                               (873,197)   (1,232,399)     (32,001)    (100,421)     (31,020)     (61,803)
Surrenders                                (25,485,445)  (29,518,882)    (416,198)    (134,277)  (5,601,455)  (5,804,665)
Administrative expenses                    (1,993,575)   (2,121,892)     (18,905)      (9,691)    (413,557)    (372,039)
Transfers between subaccounts
(including fixed account), net            (10,555,429)   (8,840,468)   1,116,939      666,113  (20,318,621)  35,320,018
Increase (decrease) in net assets from
capital transactions                      (38,705,142)  (41,499,871)     650,330      428,964  (26,257,756)  29,128,041
Increase (decrease) in net assets         (61,275,635)  (10,377,339)     667,791    1,229,547  (26,228,817)  42,911,998
Net assets at beginning of year           274,505,700   284,883,039    4,129,636    2,900,089   63,498,608   20,586,610
Net assets at end of year                $213,230,065  $274,505,700   $4,797,427   $4,129,636  $37,269,791  $63,498,608

Change in units (note 5):
Units purchased                               781,945       551,881       60,806       46,532      431,772    4,098,302
Units redeemed                             (3,459,061)   (3,527,103)     (35,747)     (26,458)  (2,240,397)  (1,417,973)
Net increase (decrease) in units from
capital transactions with contract
owners                                     (2,677,116)   (2,975,222)      25,059       20,074   (1,808,625)   2,680,329

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

 Columbia Funds Variable      Deutsche DWS Variable
Series Trust II (continued)         Series I                    Deutsche DWS Variable Series II
----------------------------------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                     DWS                       DWS                       DWS
      Overseas Core                  Capital                  CROCI(R)                Small Mid Cap
         Fund --                  Growth VIP --              U.S. VIP --              Value VIP --
         Class 2                 Class B Shares            Class B Shares            Class B Shares
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017          2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $144,421       $44,142       $(106)        $(93)        $161        $(319)        $(79)       $(168)
    381,739       294,450          65           42          803        1,486           99        1,955
 (3,299,700)    3,185,521      (1,246)       1,318      (10,337)       7,946       (4,153)      (1,055)
         --            --         958          694        3,476           --        2,059          284
 (2,773,540)    3,524,113        (329)       1,961       (5,897)       9,113       (2,074)       1,016

      3,308         2,990          --           --           --           --           --           --
      3,478        (7,186)         --           --           --           --           --           --
 (1,723,708)   (2,025,459)         --           --       (1,899)        (766)        (477)       1,503
    (49,475)      (50,322)        (28)         (24)         (33)          91          (23)         155
      6,749      (237,375)        (71)         (36)       1,327      (11,444)         540      (11,235)
 (1,759,648)   (2,317,352)        (99)         (60)        (605)     (12,119)          40       (9,577)
 (4,533,188)    1,206,761        (428)       1,901       (6,502)      (3,006)      (2,034)      (8,561)
 16,657,289    15,450,528      10,067        8,166       49,930       52,936       11,996       20,557
$12,124,101   $16,657,289      $9,639      $10,067      $43,428      $49,930       $9,962      $11,996

    107,066       112,241          --           --          345           55           50           34
   (259,046)     (332,840)         (5)          (3)        (371)      (1,029)         (46)        (309)
   (151,980)     (220,599)         (5)          (3)         (26)        (974)           4         (275)

         Dreyfus
-------------------------

         Dreyfus
  Investment Portfolios
      MidCap Stock
      Portfolio --
     Initial Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $(950)        $(417)
    1,229         1,505
  (30,641)       11,000
   12,456         1,655
  (17,906)       13,743

       --            --
       --            --
   (5,012)       (5,138)
     (720)         (714)
       (2)            1
   (5,734)       (5,851)
  (23,640)        7,892
  111,992       104,100
  $88,352      $111,992

       --            --
     (173)         (187)
     (173)         (187)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus (continued)                 Eaton Vance Variable Trust
                                         --------------------------------------------------- -------------------------
                                                  Dreyfus                 The Dreyfus
                                            Variable Investment        Sustainable U.S.                 VT
                                            Fund -- Government     Equity Portfolio, Inc. --       Floating-Rate
                                          Money Market Portfolio        Initial Shares              Income Fund
                                         ------------------------- ------------------------- -------------------------

                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(2,808)   $(10,069)      $13,956     $(23,673)  $1,108,278      $775,333
Net realized gain (loss) on investments           --          --        15,229       28,177       74,762        83,330
Change in unrealized appreciation
(depreciation) on investments                     --          --    (1,579,490)     368,997   (2,290,816)      (41,051)
Capital gain distribution                         --          --     1,186,313      394,652           --            --
Increase (decrease) in net assets from
operations                                    (2,808)    (10,069)     (363,992)     768,153   (1,107,776)      817,612

From capital transactions (note 4):
Net premiums                                      --          --            --          203      243,042       860,830
Death benefits                              (371,260)   (508,009)           --        3,460      (63,553)     (380,812)
Surrenders                                  (465,352)   (303,433)      (90,237)     (47,478)  (4,481,465)   (3,720,499)
Administrative expenses                       (1,775)       (823)      (26,390)     (23,060)    (373,286)     (299,793)
Transfers between subaccounts
(including fixed account), net               946,029   1,123,523         2,555       (6,862)  13,924,826     4,675,246
Increase (decrease) in net assets from
capital transactions                         107,642     311,258      (114,072)     (73,737)   9,249,564     1,134,972
Increase (decrease) in net assets            104,834     301,189      (478,064)     694,416    8,141,788     1,952,584
Net assets at beginning of year              986,647     685,458     6,375,377    5,680,961   47,028,462    45,075,878
Net assets at end of year                 $1,091,481    $986,647    $5,897,313   $6,375,377  $55,170,250   $47,028,462

Change in units (note 5):
Units purchased                              145,659     182,329         1,051          100    2,112,318       741,456
Units redeemed                              (134,451)   (149,399)       (9,913)      (6,185)  (1,356,192)     (641,621)
Net increase (decrease) in units from
capital transactions with contract
owners                                        11,208      32,930        (8,862)      (6,085)     756,126        99,835

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
        Federated                 Federated                 Federated                 Federated                 Federated
       High Income               High Income                Kaufmann              Managed Tail Risk        Managed Volatility
     Bond Fund II --           Bond Fund II --             Fund II --                Fund II --                Fund II --
     Primary Shares            Service Shares            Service Shares            Primary Shares            Primary Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                              Period from
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended  January 1 to  Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,  August 17,  December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $694,911     $629,243     $766,343     $738,207    $(302,728)   $(287,010)    $119,869       $9,873      $53,661     $146,153
   (113,844)      31,945      (73,395)      54,399      892,856      452,975     (694,390)    (144,286)      56,054       54,941
 (1,039,799)     (24,919)  (1,253,412)     (90,227)  (1,401,812)   2,058,351      513,322      598,990   (1,062,153)     665,679
         --           --           --           --    1,462,648    2,087,781           --           --           --           --
   (458,732)     636,269     (560,464)     702,379      650,964    4,312,097      (61,199)     464,577     (952,438)     866,773

        360        2,875       11,884       33,899        3,621        5,580          152        7,167          468          360
   (249,874)    (309,208)        (980)     (23,082)      27,623       (9,668)     (34,710)    (160,862)     (48,346)     (83,169)
 (1,293,506)  (1,562,315)  (1,484,424)  (1,178,745)  (2,266,919)  (1,658,871)    (428,226)    (503,979)    (951,698)    (567,163)
    (14,288)     (16,000)     (36,335)     (45,280)     (80,572)     (78,222)      (5,463)      (8,398)      (9,965)      (8,838)
   (708,304)     420,211     (570,532)    (841,078)    (748,837)  (1,312,145)  (4,528,099)     (24,936)   4,814,311     (122,211)
 (2,265,612)  (1,464,437)  (2,080,387)  (2,054,286)  (3,065,084)  (3,053,326)  (4,996,346)    (691,008)   3,804,770     (781,021)
 (2,724,344)    (828,168)  (2,640,851)  (1,351,907)  (2,414,120)   1,258,771   (5,057,545)    (226,431)   2,852,332       85,752
 11,433,023   12,261,191   13,105,304   14,457,211   18,971,964   17,713,193    5,057,545    5,283,976    5,716,967    5,631,215
 $8,708,679  $11,433,023  $10,464,453  $13,105,304  $16,557,844  $18,971,964          $--   $5,057,545   $8,569,299   $5,716,967

      7,816       26,219       13,110       30,199       23,001        7,870        4,541       15,627      235,462        4,467
    (88,287)     (72,244)    (105,045)    (119,531)    (105,378)    (112,441)    (439,089)     (77,361)     (67,937)     (41,930)

    (80,471)     (46,025)     (91,935)     (89,332)     (82,377)    (104,571)    (434,548)     (61,734)     167,525      (37,463)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Fidelity(R) Variable Insurance Products Fund
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                             Asset Manager/SM/         Asset Manager/SM              Balanced
                                               Portfolio --              /Portfolio --             Portfolio --
                                               Initial Class            Service Class 2           Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $167,046     $271,362     $(26,913)    $(21,524)   $(408,979)   $(418,316)
Net realized gain (loss) on investments       30,007       98,303        1,105      (14,473)   1,816,145    1,656,279
Change in unrealized appreciation
(depreciation) on investments             (4,161,857)     (32,575)    (574,028)     (57,852)  (8,495,996)   6,000,747
Capital gain distribution                  1,387,996    5,017,973      194,956      836,573    3,436,112    1,786,068
Increase (decrease) in net assets from
operations                                (2,576,808)   5,355,063     (404,880)     742,724   (3,652,718)   9,024,778

From capital transactions (note 4):
Net premiums                                  34,817       86,999       12,636          408      355,579       61,880
Death benefits                              (409,667)    (879,039)     (20,551)          --     (207,041)      77,308
Surrenders                                (4,272,713)  (4,180,102)    (494,904)  (1,053,708)  (6,847,398)  (6,155,516)
Administrative expenses                      (34,337)     (38,371)     (11,207)     (11,108)    (340,261)    (354,530)
Transfers between subaccounts
(including fixed account), net              (300,078)    (776,107)    (214,898)  (1,160,658)    (730,905)  (1,020,103)
Increase (decrease) in net assets from
capital transactions                      (4,981,978)  (5,786,620)    (728,924)  (2,225,066)  (7,770,026)  (7,390,961)
Increase (decrease) in net assets         (7,558,786)    (431,557)  (1,133,804)  (1,482,342) (11,422,744)   1,633,817
Net assets at beginning of year           44,319,272   44,750,829    6,060,089    7,542,431   68,641,541   67,007,724
Net assets at end of year                $36,760,486  $44,319,272   $4,926,285   $6,060,089  $57,218,797  $68,641,541

Change in units (note 5):
Units purchased                               19,899        9,943       11,946       25,523      330,001      352,190
Units redeemed                              (123,000)    (143,408)     (56,890)    (166,466)    (780,923)    (809,022)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (103,101)    (133,465)     (44,944)    (140,943)    (450,922)    (456,832)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                                                 VIP
           VIP                        VIP                  Dynamic Capital                 VIP
      Contrafund(R)              Contrafund(R)              Appreciation              Equity-Income
       Portfolio --               Portfolio --              Portfolio --              Portfolio --
      Initial Class             Service Class 2            Service Class 2            Initial Class
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended    Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31,  December 31, December 31,  December 31, December 31, December 31, December 31,
    2018         2017          2018         2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(778,075)    $(480,684) $(1,522,053)  $(1,175,391)    $(27,370)    $(21,826)    $618,609     $245,148
  3,894,585     5,271,110   10,245,894     5,532,883      142,997       86,529      820,275    1,059,403
(19,011,710)    9,014,818  (27,527,175)   13,474,659     (453,751)     249,855  (12,275,710)   5,943,354
  9,037,248     5,653,190   12,185,195     7,290,931      218,500      159,055    3,704,720    1,748,239
 (6,857,952)   19,458,434   (6,618,139)   25,123,082     (119,624)     473,613   (7,132,106)   8,996,144

     42,295        85,654      810,459     1,305,085          550          550      107,503      139,946
   (820,544)   (2,056,435)    (283,222)     (402,109)        (612)        (546)  (1,113,489)  (1,185,539)
(10,544,885)  (12,480,284) (13,443,374)  (12,838,916)    (239,352)    (215,221)  (8,402,992)  (9,744,727)
   (120,444)     (131,147)    (700,592)     (776,657)      (6,741)      (8,243)     (77,970)     (86,274)
 (1,059,215)   (3,253,482) (32,558,947)   14,801,442     (367,036)    (146,004)    (413,253)  (1,053,446)
(12,502,793)  (17,835,694) (46,175,676)    2,088,845     (613,191)    (369,464)  (9,900,201) (11,930,040)
(19,360,745)    1,622,740  (52,793,815)   27,211,927     (732,815)     104,149  (17,032,307)  (2,933,896)
106,145,949   104,523,209  149,150,044   121,938,117    2,465,878    2,361,729   83,585,957   86,519,853
$86,785,204  $106,145,949  $96,356,229  $149,150,044   $1,733,063   $2,465,878  $66,553,650  $83,585,957

     56,861        57,033      551,682     1,605,935        4,825        1,328       30,076       36,888
   (300,455)     (449,907)  (2,551,533)   (1,262,887)     (24,322)     (14,712)    (210,854)    (296,843)
   (243,594)     (392,874)  (1,999,851)      343,048      (19,497)     (13,384)    (180,778)    (259,955)

--------------------------

           VIP
      Equity-Income
      Portfolio --
     Service Class 2
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


   $237,660     $(12,050)
    820,838      964,680
(11,446,611)   5,448,613
  3,469,438    1,275,369
 (6,918,675)   7,676,612

    108,465      132,179
   (177,833)    (549,651)
 (6,987,117)  (6,446,849)
   (414,089)    (353,097)
 (2,085,797)  24,930,153
 (9,556,371)  17,712,735
(16,475,046)  25,389,347
 77,518,219   52,128,872
$61,043,173  $77,518,219

    426,373    2,092,152
   (925,848)    (742,874)
   (499,475)   1,349,278

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        VIP
                                                    VIP                       VIP                     Growth
                                              Growth & Income           Growth & Income            Opportunities
                                               Portfolio --              Portfolio --              Portfolio --
                                               Initial Class            Service Class 2            Initial Class
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(220,601)    $(39,320)   $(265,051)    $(92,037)   $(147,890)   $(111,583)
Net realized gain (loss) on investments      927,904      997,758      969,894      873,126      885,473      604,602
Change in unrealized appreciation
(depreciation) on investments             (3,857,744)   1,477,534   (3,705,644)   1,336,341     (254,069)     946,810
Capital gain distribution                  1,203,098      502,950    1,056,008      448,819      625,253    1,256,491
Increase (decrease) in net assets from
operations                                (1,947,343)   2,938,922   (1,944,793)   2,566,249    1,108,767    2,696,320

From capital transactions (note 4):
Net premiums                                     800        2,475       49,620       57,389        1,971       68,810
Death benefits                              (287,100)    (223,320)     (67,813)      (4,554)     (38,381)    (131,495)
Surrenders                                (1,945,662)  (2,078,591)  (2,363,675)  (1,476,714)  (1,166,148)  (1,023,289)
Administrative expenses                      (30,472)     (32,307)     (63,193)     (60,019)     (12,710)     (12,471)
Transfers between subaccounts
(including fixed account), net               101,214     (224,888)  (1,893,655)  (1,699,016)     297,646       38,321
Increase (decrease) in net assets from
capital transactions                      (2,161,220)  (2,556,631)  (4,338,716)  (3,182,914)    (917,622)  (1,060,124)
Increase (decrease) in net assets         (4,108,563)     382,291   (6,283,509)    (616,665)     191,145    1,636,196
Net assets at beginning of year           21,216,165   20,833,874   18,985,535   19,602,200   10,237,279    8,601,083
Net assets at end of year                $17,107,602  $21,216,165  $12,702,026  $18,985,535  $10,428,424  $10,237,279

Change in units (note 5):
Units purchased                               26,954       24,842      235,304       69,100       63,464       31,659
Units redeemed                              (110,733)    (132,914)    (480,353)    (256,895)     (93,671)     (80,867)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (83,779)    (108,072)    (245,049)    (187,795)     (30,207)     (49,208)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                                                                            VIP
         Growth                       VIP                       VIP                    Investment
      Opportunities                 Growth                    Growth                   Grade Bond
      Portfolio --               Portfolio --              Portfolio --               Portfolio --
     Service Class 2             Initial Class            Service Class 2           Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(68,728)     $(57,491)   $(719,194)   $(677,191)   $(325,675)   $(269,990)    $189,144      $547,329
    203,438        91,748    3,700,028    3,967,887    1,082,722    1,211,803   (2,221,583)     (450,784)
    (76,850)      514,295  (12,118,407)   9,302,913   (4,002,479)   2,722,801   (1,784,533)    2,167,226
    244,594       572,056    8,924,979    4,289,384    3,013,336    1,266,200      744,429       615,806
    302,454     1,120,608     (212,594)  16,882,993     (232,096)   4,930,814   (3,072,543)    2,879,577

      1,070         7,619       43,603       33,866      108,113       78,294      199,648       263,884
      1,060      (333,627)    (419,616)    (708,416)    (128,215)    (447,595)    (140,254)     (326,553)
   (368,219)     (350,628)  (7,018,036)  (6,584,668)  (2,165,308)  (1,971,799) (11,790,333)  (14,925,390)
    (26,917)      (23,890)     (61,030)     (61,433)     (72,207)     (55,021)    (930,216)   (1,098,409)
  3,245,570      (546,006)    (504,485)    (670,935)    (202,458)   3,628,324  (29,935,221)   (2,373,404)
  2,852,564    (1,246,532)  (7,959,564)  (7,991,586)  (2,460,075)   1,232,203  (42,596,376)  (18,459,872)
  3,155,018      (125,924)  (8,172,158)   8,891,407   (2,692,171)   6,163,017  (45,668,919)  (15,580,295)
  3,876,574     4,002,498   62,495,703   53,604,296   21,409,441   15,246,424  121,545,311   137,125,606
 $7,031,592    $3,876,574  $54,323,545  $62,495,703  $18,717,270  $21,409,441  $75,876,392  $121,545,311

    160,765         7,245       43,763       35,519       89,661      249,115    1,064,069       957,509
    (44,912)      (72,701)    (185,489)    (221,658)    (213,312)    (237,227)  (4,492,682)   (2,401,367)
    115,853       (65,456)    (141,726)    (186,139)    (123,651)      11,888   (3,428,613)   (1,443,858)

--------------------------

           VIP
         Mid Cap
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


     $(13)         $(5)
      447           30
   (3,050)       1,640
    1,108          527
   (1,508)       2,192

       80          240
       --           --
   (2,939)          --
       --           --
     (108)        (133)
   (2,967)         107
   (4,475)       2,299
   13,289       10,990
   $8,814      $13,289

        2            6
      (61)          (3)
      (59)           3

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------

                                     VIP                        VIP                       VIP
                                   Mid Cap                   Overseas              Value Strategies
                                 Portfolio --              Portfolio --              Portfolio --
                               Service Class 2             Initial Class            Service Class 2
                          -------------------------- ------------------------- -------------------------
                           Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
                          December 31, December 31,  December 31, December 31, December 31, December 31,
                              2018         2017          2018         2017         2018         2017
--------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                 $(1,465,943)  $(1,492,205)     $20,348       $7,376     $(20,481)     $(7,593)
Net realized gain (loss)
on investments              3,075,326     3,510,520      621,430      521,065       23,535       74,076
Change in unrealized
appreciation
(depreciation)
on investments            (30,139,403)   14,009,816   (3,213,278)   3,667,489     (574,262)    (295,632)
Capital gain distribution  10,860,719     6,328,394           --       15,545      110,093      655,723
Increase (decrease) in
net assets from
operations                (17,669,301)   22,356,525   (2,571,500)   4,211,475     (461,115)     426,574

From capital
transactions (note 4):
Net premiums                  190,439       755,608       63,307        6,131           --          122
Death benefits               (605,492)     (906,813)    (139,410)    (419,103)      (6,738)      (6,574)
Surrenders                (12,918,175)  (13,955,470)  (1,749,625)  (1,795,425)     (96,839)    (272,815)
Administrative expenses      (625,209)     (680,871)     (20,494)     (21,654)      (6,899)      (7,522)
Transfers between
subaccounts (including
fixed account), net        (3,178,596)  (12,193,815)      89,103      230,115      (57,063)    (223,441)
Increase (decrease) in
net assets from capital
transactions              (17,137,033)  (26,981,361)  (1,757,119)  (1,999,936)    (167,539)    (510,230)
Increase (decrease) in
net assets                (34,806,334)   (4,624,836)  (4,328,619)   2,211,539     (628,654)     (83,656)
Net assets at beginning
of year                   129,568,377   134,193,213   17,614,494   15,402,955    2,609,129    2,692,785
Net assets at end of year $94,762,043  $129,568,377  $13,285,875  $17,614,494   $1,980,475   $2,609,129

Change in units (note 5):
Units purchased               508,765       280,057       30,358       39,644        9,517        5,765
Units redeemed               (987,834)   (1,230,162)     (94,434)    (111,988)     (16,874)     (30,362)
Net increase (decrease)
in units from capital
transactions with
contract owners              (479,069)     (950,105)     (64,076)     (72,344)      (7,357)     (24,597)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------
        Franklin                                              Franklin
     Founding Funds                Franklin                   Large Cap                 Franklin
       Allocation                   Income                     Growth                 Mutual Shares
       VIP Fund --                VIP Fund --                VIP Fund --               VIP Fund --
     Class 2 Shares             Class 2 Shares             Class 2 Shares            Class 2 Shares
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2018         2017         2018          2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $715,415     $551,008    $7,714,518    $6,770,182     $(2,816)     $(1,567)     $109,344     $109,362
   (320,027)    (183,017)    2,723,078     2,693,829       3,736        4,445       434,049      462,665
 (8,777,795)   3,495,190   (26,254,304)   13,213,794     (18,700)      23,700    (2,460,891)    (169,534)
  1,505,639    2,939,896            --            --      14,339       13,843       519,534      648,153
 (6,876,768)   6,803,077   (15,816,708)   22,677,805      (3,441)      40,421    (1,397,964)   1,050,646

        396       62,383       593,860       153,634          --           --        44,369       58,230
    (81,449)    (453,526)     (846,648)   (1,227,358)         --           --       (90,200)     (65,891)
 (7,497,433)  (7,277,680)  (29,176,978)  (34,615,865)    (11,106)     (11,014)   (1,417,604)  (1,101,492)
   (455,124)    (481,582)   (1,169,743)   (1,211,176)       (801)        (428)      (74,825)     (78,152)
 (2,134,529)  (2,323,368)  (17,150,974)   (9,284,928)       (685)     (21,349)     (875,132)    (562,687)
(10,168,139) (10,473,773)  (47,750,483)  (46,185,693)    (12,592)     (32,791)   (2,413,392)  (1,749,992)
(17,044,907)  (3,670,696)  (63,567,191)  (23,507,888)    (16,033)       7,630    (3,811,356)    (699,346)
 70,021,184   73,691,880   298,895,674   322,403,562     176,092      168,462    15,618,185   16,317,531
$52,976,277  $70,021,184  $235,328,483  $298,895,674    $160,059     $176,092   $11,806,829  $15,618,185

    246,840      281,075       589,029       714,387         135           34        37,561       35,128
 (1,042,611)  (1,129,671)   (3,626,273)   (3,719,433)       (593)      (1,545)     (160,407)    (127,795)

   (795,771)    (848,596)   (3,037,244)   (3,005,046)       (458)      (1,511)     (122,846)     (92,667)

--------------------------

        Templeton
         Foreign
       VIP Fund --
     Class 1 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $96,892      $92,594
     21,418       27,490
 (1,261,325)     911,438
         --           --
 (1,143,015)   1,031,522

      3,725        3,395
    (42,380)    (129,549)
 (1,139,251)  (1,136,063)
    (12,624)     (12,839)
    380,278      293,024
   (810,252)    (982,032)
 (1,953,267)      49,490
  7,352,595    7,303,105
 $5,399,328   $7,352,595

     47,604       31,558
   (102,104)     (96,456)

    (54,500)     (64,898)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                 Global Bond                 Growth
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 2 Shares            Class 1 Shares            Class 2 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $5,382        3,421      (75,425)     (85,021)       59,821        5,890
Net realized gain (loss) on investments       3,229       19,505      (20,840)     (45,336)      195,546      251,449
Change in unrealized appreciation
(depreciation) on investments              (121,160)      88,903      144,549      180,925    (2,695,737)   1,412,343
Capital gain distribution                        --           --           --       20,084       943,778           --
Increase (decrease) in net assets from
operations                                 (112,549)     111,829       48,284       70,652    (1,496,592)   1,669,682

From capital transactions (note 4):
Net premiums                                     --           --          720       18,463        34,657       90,857
Death benefits                                 (532)      (6,574)     (38,640)    (104,342)       18,439      (18,941)
Surrenders                                  (44,365)     (86,509)    (298,887)    (790,958)   (1,053,361)    (761,225)
Administrative expenses                      (1,385)      (1,241)      (8,605)      (9,920)      (54,575)     (55,199)
Transfers between subaccounts
(including fixed account), net               38,486     (370,650)    (111,660)     (34,665)   (1,649,861)   1,834,074
Increase (decrease) in net assets from
capital transactions                         (7,796)    (464,974)    (457,072)    (921,422)   (2,704,701)   1,089,566
Increase (decrease) in net assets          (120,345)    (353,145)    (408,788)    (850,770)   (4,201,293)   2,759,248
Net assets at beginning of year             681,794    1,034,939    5,797,092    6,647,862    11,557,542    8,798,294
Net assets at end of year                  $561,449      681,794    5,388,304    5,797,092     7,356,249   11,557,542

Change in units (note 5):
Units purchased                               7,000        6,160       11,274       23,722       106,409      231,424
Units redeemed                               (7,156)     (39,990)     (36,276)     (73,270)     (312,347)    (136,612)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (156)     (33,830)     (25,002)     (49,548)     (205,938)      94,812

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                    Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------
       Goldman Sachs                Goldman Sachs             Goldman Sachs
     Government Money                 Large Cap                  Mid Cap
      Market Fund --                Value Fund --             Value Fund --
      Service Shares            Institutional Shares      Institutional Shares
----------------------------------------------------------------------------------
 Year ended      Year ended    Year ended   Year ended   Year ended   Year ended
December 31,    December 31,  December 31, December 31, December 31, December 31,
    2018            2017          2018         2017         2018         2017
----------------------------------------------------------------------------------


   $(139,040)    $(1,392,501)    $(15,643)     $10,029     $(85,726)   $(411,457)
          --              --     (227,028)     (30,095)     674,811    1,143,437
          --              --     (709,378)    (620,050)  (8,768,742)   1,052,214
          --              --      344,499    1,214,491    4,142,802    2,171,291
    (139,040)     (1,392,501)    (607,550)     574,375   (4,036,855)   3,955,485

     192,155         165,769           --        2,175        1,510      380,562
 (57,185,225)    (86,352,964)     (92,507)    (102,988)    (376,411)    (297,862)
 (46,655,320)    (49,651,362)    (825,572)    (808,346)  (3,955,884)  (4,708,444)
    (308,277)       (320,619)     (10,203)     (12,086)     (61,369)     (95,600)
 106,050,214     129,524,722      (57,388)     (37,587)  (1,522,928) (11,261,087)
   2,093,547      (6,634,454)    (985,670)    (958,832)  (5,915,082) (15,982,431)
   1,954,507      (8,026,955)  (1,593,220)    (384,457)  (9,951,937) (12,026,946)
 124,948,610     132,975,565    7,079,700    7,464,157   39,934,262   51,961,208
$126,903,117    $124,948,610   $5,486,480   $7,079,700  $29,982,325  $39,934,262

  17,870,031      19,596,963       19,954       15,158       12,564       54,294
 (17,648,093)    (20,303,837)     (74,493)     (70,140)    (173,270)    (683,925)
     221,938        (706,874)     (54,539)     (54,982)    (160,706)    (629,631)

             JPMorgan Insurance Trust
---------------------------------------------------
        JPMorgan                  JPMorgan
     Insurance Trust           Insurance Trust
        Core Bond               Mid Cap Value
  Portfolio -- Class 1      Portfolio -- Class 1
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2018         2017         2018         2017
---------------------------------------------------


    $21,624      $25,249     $(3,288)     $(1,867)
    (52,967)     (14,160)      3,528        9,475
    (41,694)      52,481     (55,547)       5,550
      5,364           --       4,604       13,603
    (67,673)      63,570     (50,703)      26,761

         --           --          --           --
     (3,275)     (43,427)       (396)      (2,278)
   (287,463)    (340,060)    (21,412)     (20,725)
     (4,814)      (6,322)       (573)        (429)
   (384,205)     (35,020)    109,941      196,965
   (679,757)    (424,829)     87,560      173,533
   (747,430)    (361,259)     36,857      200,294
  3,406,373    3,767,632     294,972       94,678
 $2,658,943   $3,406,373    $331,829     $294,972

     26,118       29,041       8,855       16,776
    (77,256)     (59,689)     (3,184)      (4,693)
    (51,138)     (30,648)      5,671       12,083

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                JPMorgan Insurance Trust (continued)            Janus Aspen Series
                                         --------------------------------------------------- -------------------------

                                                 JPMorgan                  JPMorgan                    Janus
                                              Insurance Trust           Insurance Trust              Henderson
                                              Small Cap Core              U.S. Equity          Balanced Portfolio --
                                           Portfolio -- Class 1      Portfolio -- Class 1      Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(2,297)     $(3,443)     $(14,698)    $(11,519)    $497,741     $117,787
Net realized gain (loss) on investments      34,228       16,423        66,733      100,473    3,159,139    2,439,512
Change in unrealized appreciation
(depreciation) on investments               (48,958)      13,006      (297,146)     116,687   (5,813,102)   8,532,626
Capital gain distribution                    12,748        1,562       127,399       11,652    1,939,579      146,950
Increase (decrease) in net assets from
operations                                   (4,279)      27,548      (117,712)     217,293     (216,643)  11,236,875

From capital transactions (note 4):
Net premiums                                     --           --            --           --        2,806        5,716
Death benefits                                 (127)      (3,230)       (1,869)     (16,209)    (669,863)  (1,255,222)
Surrenders                                  (12,418)     (28,407)     (102,475)    (139,378)  (8,800,430)  (8,664,498)
Administrative expenses                        (165)        (211)       (1,902)      (1,847)     (89,040)     (97,385)
Transfers between subaccounts
(including fixed account), net              (98,298)     (18,934)      392,383     (127,049)      42,484     (169,826)
Increase (decrease) in net assets from
capital transactions                       (111,008)     (50,782)      286,137     (284,483)  (9,514,043) (10,181,215)
Increase (decrease) in net assets          (115,287)     (23,234)      168,425      (67,190)  (9,730,686)   1,055,660
Net assets at beginning of year             208,081      231,315     1,128,618    1,195,808   72,838,723   71,783,063
Net assets at end of year                  $ 92,794     $208,081    $1,297,043   $1,128,618  $63,108,037  $72,838,723

Change in units (note 5):
Units purchased                               1,694        1,663        23,296        2,090       76,490       38,403
Units redeemed                               (7,224)      (4,003)      (11,534)     (14,758)    (289,499)    (316,023)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (5,530)      (2,340)       11,762      (12,668)    (213,009)    (277,620)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------
                                                                                           Janus
          Janus                        Janus                     Janus                   Henderson
        Henderson                    Henderson                 Henderson               Flexible Bond
  Balanced Portfolio --       Enterprise Portfolio --   Enterprise Portfolio --        Portfolio --
      Service Shares           Institutional Shares         Service Shares         Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended     Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017          2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------------------------------------


    $(9,920)      $(432,932)   $(571,616)   $(381,772)    $(79,765)    $(52,629)    $161,087     $169,182
  4,593,136       3,184,487    3,729,475    3,463,502      293,264      287,130     (194,443)    (150,802)
 (8,321,339)     12,735,340   (5,733,086)   4,906,631     (559,124)     609,565     (246,001)     265,123
  2,726,490         203,380    2,247,583    2,779,409      277,844      327,771           --           --
 (1,011,633)     15,690,275     (327,644)  10,767,770      (67,781)   1,171,837     (279,357)     283,503

    247,295         234,121       14,951        8,793        1,203        1,287       20,211        1,980
   (355,605)       (139,802)    (639,101)    (988,315)      26,613      (58,741)     (58,079)    (234,543)
(11,145,747)    (10,652,017)  (5,631,905)  (5,717,150)    (613,748)    (357,883)  (2,284,610)  (1,574,688)
   (468,730)       (457,795)     (61,849)     (64,587)      (9,827)      (9,080)     (16,521)     (18,196)
 (1,829,408)       (511,254)    (581,061)    (689,446)      70,445      (32,829)     395,599   (1,683,153)
(13,552,195)    (11,526,747)  (6,898,965)  (7,450,705)    (525,314)    (457,246)  (1,943,400)  (3,508,600)
(14,563,828)      4,163,528   (7,226,609)   3,317,065     (593,095)     714,591   (2,222,757)  (3,225,097)
107,672,020     103,508,492   48,550,150   45,233,085    5,538,191    4,823,600   11,653,129   14,878,226
$93,108,192    $107,672,020  $41,323,541  $48,550,150   $4,945,096   $5,538,191   $9,430,372  $11,653,129

    334,985         317,058       29,048       26,164        9,395       24,878       46,700       29,691
   (971,382)       (925,655)    (149,919)    (186,172)     (43,658)     (57,918)    (126,638)    (163,701)
   (636,397)       (608,597)    (120,871)    (160,008)     (34,263)     (33,040)     (79,938)    (134,010)

--------------------------

          Janus
        Henderson
   Forty Portfolio --
  Institutional Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(115,542)   $(513,090)
    975,810      717,126
 (4,916,888)   6,556,257
  4,554,060    1,870,160
    497,440    8,630,453

      4,327        6,032
   (127,927)    (917,348)
 (3,584,933)  (3,983,932)
    (49,139)     (50,019)
   (689,599)    (479,196)
 (4,447,271)  (5,424,463)
 (3,949,831)   3,205,990
 35,582,026   32,376,036
$31,632,195  $35,582,026

     24,907       30,883
   (121,008)    (171,262)
    (96,101)    (140,379)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                                             Janus                     Janus
                                                   Janus                   Henderson                 Henderson
                                                 Henderson              Global Research           Global Research
                                            Forty Portfolio --           Portfolio --              Portfolio --
                                              Service Shares         Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(42,305)   $(335,849)   $(121,925)   $(248,616)    $(21,592)    $(30,810)
Net realized gain (loss) on investments      289,076      191,593    2,644,152    2,415,529      355,728      261,371
Change in unrealized appreciation
(depreciation) on investments             (1,776,114)   5,144,342   (5,553,141)   7,424,646     (582,087)     558,030
Capital gain distribution                  1,729,486      726,213           --           --           --           --
Increase (decrease) in net assets from
operations                                   200,143    5,726,299   (3,030,914)   9,591,559     (247,951)     788,591

From capital transactions (note 4):
Net premiums                                  10,630       37,524        9,356       17,346          575        1,168
Death benefits                               (67,166)    (153,130)    (263,621)    (841,092)     (12,673)     (70,551)
Surrenders                                (1,424,692)  (2,399,414)  (4,914,935)  (4,285,848)    (624,430)    (457,580)
Administrative expenses                      (44,087)    (111,350)     (42,722)     (47,569)      (5,665)      (5,504)
Transfers between subaccounts
(including fixed account), net              (484,339) (27,246,315)    (322,535)    (764,830)     (87,875)      58,088
Increase (decrease) in net assets from
capital transactions                      (2,009,654) (29,872,685)  (5,534,457)  (5,921,993)    (730,068)    (474,379)
Increase (decrease) in net assets         (1,809,511) (24,146,386)  (8,565,371)   3,669,566     (978,019)     314,212
Net assets at beginning of year           12,868,147   37,014,533   43,986,612   40,317,046    3,698,291    3,384,079
Net assets at end of year                $11,058,636  $12,868,147  $35,421,241  $43,986,612   $2,720,272   $3,698,291

Change in units (note 5):
Units purchased                               25,789       46,149       10,044       23,075       12,239       22,153
Units redeemed                              (101,871)  (1,703,952)    (186,728)    (218,403)     (82,791)     (72,968)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (76,082)  (1,657,803)    (176,684)    (195,328)     (70,552)     (50,815)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------------------------
          Janus
        Henderson                   Janus                     Janus                     Janus                     Janus
    Global Technology             Henderson                 Henderson                 Henderson                 Henderson
      Portfolio --          Overseas Portfolio --     Overseas Portfolio --     Research Portfolio --     Research Portfolio --
     Service Shares         Institutional Shares         Service Shares         Institutional Shares         Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(33,053)    $(77,774)     $65,892      $42,897       $2,517         $323    $(378,691)   $(437,873)    $(41,424)    $(47,621)
    943,334      708,180     (657,016)  (1,392,153)      (4,737)     (34,706)   2,582,864    1,949,963      283,711      220,485
 (1,143,352)   1,547,467   (3,014,728)   7,169,264     (400,619)     669,836   (5,402,574)   7,964,108     (493,130)     610,285
    292,001      433,855           --           --           --           --    2,075,139      406,828      167,464       35,074
     58,930    2,611,728   (3,605,852)   5,820,008     (402,839)     635,453   (1,123,262)   9,883,026      (83,379)     818,223

      2,489        8,436        2,806        3,668           --           --        6,660       81,150           --           37
    (24,862)     (22,004)    (102,346)    (460,127)     (21,241)     (27,540)    (549,730)    (388,154)     (11,045)      31,783
 (1,433,264)    (873,778)  (1,558,044)  (2,493,291)    (128,167)    (236,809)  (5,809,784)  (5,331,353)    (744,335)    (544,329)
    (19,971)     (16,290)     (29,264)     (32,046)      (5,157)      (5,212)     (53,251)     (57,190)      (5,559)      (5,377)
    450,181      797,363      (25,224)    (477,364)     (35,141)     (80,693)    (513,909)    (877,571)     (18,729)    (115,152)
 (1,025,427)    (106,273)  (1,712,072)  (3,459,160)    (189,706)    (350,254)  (6,920,014)  (6,573,118)    (779,668)    (633,038)
   (966,497)   2,505,455   (5,317,924)   2,360,848     (592,545)     285,199   (8,043,276)   3,309,908     (863,047)     185,185
  8,398,589    5,893,134   23,651,945   21,291,097    2,611,184    2,325,985   43,863,203   40,553,295    3,613,883    3,428,698
 $7,432,092   $8,398,589  $18,334,021  $23,651,945   $2,018,639   $2,611,184  $35,819,927  $43,863,203   $2,750,836   $3,613,883

    103,999      174,782       36,852       24,948        8,326          261       18,148       31,838        2,556       10,415
   (175,563)    (176,931)     (97,202)    (149,725)     (21,503)     (25,627)    (237,116)    (254,080)     (57,309)     (59,875)
    (71,564)      (2,149)     (60,350)    (124,777)     (13,177)     (25,366)    (218,968)    (222,242)     (54,753)     (49,460)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           Legg Mason Partners Variable Equity Trust
                                         -----------------------------------------------------------------------------
                                                ClearBridge               ClearBridge               ClearBridge
                                            Variable Aggressive        Variable Dividend         Variable Dividend
                                            Growth Portfolio --      Strategy Portfolio --     Strategy Portfolio --
                                                 Class II                   Class I                  Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(75,259)   $(103,574)      $1,886         $588     $(48,453)    $(37,209)
Net realized gain (loss) on investments      155,052      184,040      336,392      266,685      677,016      312,940
Change in unrealized appreciation
(depreciation) on investments             (1,043,203)     503,861     (879,805)     510,179   (1,651,733)   1,160,446
Capital gain distribution                    389,738      427,531      267,719           --      492,522           --
Increase (decrease) in net assets from
operations                                  (573,672)   1,011,858     (273,808)     777,452     (530,648)   1,436,177

From capital transactions (note 4):
Net premiums                                  66,857       35,261       11,066           --       26,943      102,158
Death benefits                               (27,817)    (515,019)      (5,507)     (16,479)     (48,502)    (179,689)
Surrenders                                  (795,355)    (584,541)    (716,861)    (568,953)  (1,057,014)    (557,423)
Administrative expenses                      (25,877)     (30,357)      (8,140)      (8,560)     (25,954)     (23,809)
Transfers between subaccounts
(including fixed account), net               349,028   (1,411,096)    (111,132)     (51,548)    (877,402)     802,462
Increase (decrease) in net assets from
capital transactions                        (433,164)  (2,505,752)    (830,574)    (645,540)  (1,981,929)     143,699
Increase (decrease) in net assets         (1,006,836)  (1,493,894)  (1,104,382)     131,912   (2,512,577)   1,579,876
Net assets at beginning of year            6,235,535    7,729,429    4,990,749    4,858,837    9,961,072    8,381,196
Net assets at end of year                 $5,228,699   $6,235,535   $3,886,367   $4,990,749   $7,448,495   $9,961,072

Change in units (note 5):
Units purchased                               48,187       11,614       17,676       17,377       35,987       89,201
Units redeemed                               (60,944)     (91,234)     (64,711)     (57,530)    (151,956)     (80,528)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (12,757)     (79,620)     (47,035)     (40,153)    (115,969)       8,673

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Legg Mason Partners
  Variable Equity Trust
       (continued)                                              MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
       ClearBridge                   MFS(R)                    MFS(R)                    MFS(R)
Variable Large Cap Value         Investors Trust            New Discovery             Total Return
      Portfolio --              Series -- Service         Series -- Service         Series -- Service
         Class I                  Class Shares              Class Shares              Class Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(15,234)      $(11,067)    $(64,013)    $(55,995)   $(223,344)   $(214,007)     $17,285     $118,821
    549,834        452,676      333,758      256,182      841,632      167,558    1,163,011    1,170,514
 (2,943,595)     1,030,284     (888,614)     651,866   (2,618,971)   2,784,673   (6,367,996)   1,909,747
    926,251        484,666      250,644      219,532    1,867,510      282,065    1,925,845    1,307,932
 (1,482,744)     1,956,559     (368,225)   1,071,585     (133,173)   3,020,289   (3,261,855)   4,507,014

      1,245         31,795        5,838        3,814        3,599        6,156       31,855       68,483
   (284,404)      (210,565)     (28,809)      11,173      (60,831)    (201,356)    (158,204)    (171,573)
 (1,814,575)    (1,476,188)    (735,505)    (510,643)  (1,566,284)  (1,285,210)  (3,940,065)  (4,161,033)
    (35,315)       (39,770)     (13,080)     (13,265)     (32,317)     (30,226)    (211,129)    (216,406)
   (639,559)     1,503,950      (49,852)      85,178   (1,710,249)     774,794   (1,370,462)  (1,378,510)
 (2,772,608)      (190,778)    (821,408)    (423,743)  (3,366,082)    (735,842)  (5,648,005)  (5,859,039)
 (4,255,352)     1,765,781   (1,189,633)     647,842   (3,499,255)   2,284,447   (8,909,860)  (1,352,025)
 16,990,116     15,224,335    5,956,739    5,308,897   14,585,459   12,301,012   46,828,140   48,180,165
$12,734,764    $16,990,116   $4,767,106   $5,956,739  $11,086,204  $14,585,459  $37,918,280  $46,828,140

     24,807        182,467       12,903       21,723      118,433       88,995      233,763      129,903
   (168,630)      (138,255)     (56,445)     (45,735)    (262,051)    (104,447)    (603,580)    (508,611)
   (143,823)        44,212      (43,542)     (24,012)    (143,618)     (15,452)    (369,817)    (378,708)



--------------------------
         MFS(R)
        Utilities
    Series -- Service
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(102,274)    $389,455
    239,861      418,144
   (281,271)   1,243,268
     54,427           --
    (89,257)   2,050,867

      4,286       24,104
    (84,203)     (42,976)
 (1,436,823)  (2,006,105)
    (41,462)     (47,969)
   (629,594)  (1,456,663)
 (2,187,796)  (3,529,609)
 (2,277,053)  (1,478,742)
 15,293,148   16,771,890
$13,016,095  $15,293,148

     10,684       27,487
    (93,386)    (164,056)
    (82,702)    (136,569)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Oppenheimer Variable
                                  MFS(R) Variable Insurance Trust II                Account Funds
                          --------------------------------------------------- -------------------------
                                   MFS(R)
                                Massachusetts                MFS(R)                  Oppenheimer
                           Investors Growth Stock       Strategic Income        Capital Appreciation
                            Portfolio -- Service      Portfolio -- Service           Fund/VA --
                                Class Shares              Class Shares           Non-Service Shares
                          ------------------------- ------------------------- -------------------------
                           Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2018         2017         2018         2017         2018         2017
-------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                   $(94,571)     $(92,319)      $653         $924      $(299,050)   $(332,282)
Net realized gain (loss)
on investments                282,513        1,211       (159)          95      1,292,426    1,188,652
Change in unrealized
appreciation
(depreciation)
on investments               (543,473)   1,512,665     (1,525)         380     (4,506,704)   3,023,815
Capital gain distribution     425,878      417,438         --           --      2,117,435    2,534,406
Increase (decrease) in
net assets from
operations                     70,347    1,838,995     (1,031)       1,399     (1,395,893)   6,414,591

From capital
transactions (note 4):
Net premiums                    5,767        8,798         --           --          1,987       11,158
Death benefits               (256,924)     (81,314)        --           --       (663,066)    (342,115)
Surrenders                 (1,711,868)    (739,082)    (2,204)      (5,175)    (3,951,979)  (3,253,998)
Administrative expenses       (18,242)     (16,747)      (149)        (178)       (28,446)     (31,691)
Transfers between
subaccounts (including
fixed account), net          (419,443)     (97,572)       370          596       (533,660)  (1,912,203)
Increase (decrease) in
net assets from capital
transactions               (2,400,710)    (925,917)    (1,983)      (4,757)    (5,175,164)  (5,528,849)
Increase (decrease) in
net assets                 (2,330,363)     913,078     (3,014)      (3,358)    (6,571,057)     885,742
Net assets at beginning
of year                     8,291,704    7,378,626     28,760       32,118     28,780,137   27,894,395
Net assets at end of year  $5,961,341   $8,291,704    $25,746      $28,760    $22,209,080  $28,780,137

Change in units (note 5):
Units purchased                12,846       33,120         62           57         12,084        5,208
Units redeemed               (190,748)    (112,359)      (249)        (486)      (109,242)    (106,837)
Net increase (decrease)
in units from capital
transactions with
contract owners              (177,902)     (79,239)      (187)        (429)       (97,158)    (101,629)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                         Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------

       Oppenheimer                Oppenheimer               Oppenheimer               Oppenheimer
  Capital Appreciation       Conservative Balanced     Conservative Balanced       Discovery Mid Cap
       Fund/VA --                 Fund/VA --                Fund/VA --             Growth Fund/VA --
     Service Shares           Non-Service Shares          Service Shares          Non-Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(68,461)     $(71,191)     $60,399      $66,096     $(34,020)    $(37,598)   $(323,370)   $(314,331)
    186,360       114,391      136,917      157,609      473,483      521,323    1,264,794    1,244,852
   (730,285)      538,823   (1,077,671)     606,417   (2,286,726)     946,247   (5,608,443)   2,326,532
    329,816       428,079      232,364           --      457,140           --    3,260,360    2,422,955
   (282,570)    1,010,102     (647,991)     830,122   (1,390,123)   1,429,972   (1,406,659)   5,680,008

     11,437         6,436           --        7,291       60,170       36,106       34,680       16,678
     11,180       (35,989)    (161,136)    (124,822)     (47,627)     (64,645)    (254,024)    (315,316)
   (571,812)     (232,869)    (983,393)  (1,380,602)  (2,672,796)  (2,414,448)  (2,958,036)  (2,797,724)
    (23,378)      (23,322)     (11,839)     (13,331)     (97,589)     (99,349)     (21,305)     (22,496)
    (25,395)     (464,541)     426,832      306,127      280,623     (132,811)    (140,714)    (416,772)
   (597,968)     (750,285)    (729,536)  (1,205,337)  (2,477,219)  (2,675,147)  (3,339,399)  (3,535,630)
   (880,538)      259,817   (1,377,527)    (375,215)  (3,867,342)  (1,245,175)  (4,746,058)   2,144,378
  4,645,339     4,385,522   10,782,737   11,157,952   20,762,052   22,007,227   24,386,550   22,242,172
 $3,764,801    $4,645,339   $9,405,210  $10,782,737  $16,894,710  $20,762,052  $19,640,492  $24,386,550

     22,456         6,612       29,831       30,020      175,578      135,423       19,031        6,409
    (48,946)      (41,938)     (47,391)     (56,930)    (409,349)    (389,005)     (77,008)     (81,144)
    (26,490)      (35,326)     (17,560)     (26,910)    (233,771)    (253,582)     (57,977)     (74,735)


--------------------------

       Oppenheimer
    Discovery Mid Cap
    Growth Fund/VA --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(129,345)   $(113,477)
     40,993       92,196
 (1,755,094)     998,578
  1,186,865      753,459
   (656,581)   1,730,756

     43,352      148,366
    (61,552)    (132,938)
   (591,590)    (430,118)
    (40,222)     (36,691)
   (136,204)     553,568
   (786,216)     102,187
 (1,442,797)   1,832,943
  8,383,158    6,550,215
 $6,940,361   $8,383,158

     84,813       54,953
   (115,240)     (50,970)
    (30,427)       3,983

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds (continued)
                                         -------------------------------------------------------------------------------

                                                                          Oppenheimer                Oppenheimer
                                                Oppenheimer            Global Strategic              Main Street
                                             Global Fund/VA --         Income Fund/VA --             Fund/VA --
                                              Service Shares          Non-Service Shares           Service Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(647,252)   $(683,718)    $109,058      $34,573     $(989,594)    $(743,287)
Net realized gain (loss) on investments    7,383,293    4,116,053      (61,866)     (55,124)    4,531,072     5,512,937
Change in unrealized appreciation
(depreciation) on investments            (22,841,217)  19,355,389     (228,149)     196,897   (24,012,941)    8,775,146
Capital gain distribution                  6,251,962           --           --           --     9,089,198     1,903,483
Increase (decrease) in net assets from
operations                                (9,853,214)  22,787,724     (180,957)     176,346   (11,382,265)   15,448,279

From capital transactions (note 4):
Net premiums                                 615,469      144,413       51,500        2,615       229,227       164,551
Death benefits                              (230,259)    (331,356)     (99,110)     (52,229)     (237,638)     (340,920)
Surrenders                                (7,550,253)  (7,411,783)    (295,715)    (604,101)  (12,002,801)  (12,426,446)
Administrative expenses                     (492,101)    (476,847)      (4,321)      (5,352)     (937,409)     (868,817)
Transfers between subaccounts
(including fixed account), net            (8,775,343)   3,684,057     (126,116)      93,013    21,694,540    (4,788,412)
Increase (decrease) in net assets from
capital transactions                     (16,432,487)  (4,391,516)    (473,762)    (566,054)    8,745,919   (18,260,044)
Increase (decrease) in net assets        (26,285,701)  18,396,208     (654,719)    (389,708)   (2,636,346)   (2,811,765)
Net assets at beginning of year           85,383,189   66,986,981    3,410,317    3,800,025   109,415,610   112,227,375
Net assets at end of year                $59,097,488  $85,383,189   $2,755,598   $3,410,317  $106,779,264  $109,415,610

Change in units (note 5):
Units purchased                              690,357      871,234       15,553       31,617     2,016,238       423,949
Units redeemed                            (1,685,806)  (1,111,100)     (60,866)     (84,724)   (1,511,280)   (1,441,093)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (995,449)    (239,866)     (45,313)     (53,107)      504,958    (1,017,144)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Oppenheimer Variable Account Funds (continued)
------------------------------------------------------

       Oppenheimer                 Oppenheimer
    Main Street Small             Total Return
    Cap Fund(R)/VA --            Bond Fund/VA --
     Service Shares            Non-Service Shares
------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31,
    2018           2017         2018         2017
------------------------------------------------------


  $(619,662)     $(474,876)    $164,421     $101,153
  3,002,414      3,014,408     (248,449)    (151,248)
(10,233,356)       278,650     (154,432)     360,851
  5,192,879      2,589,921           --           --
 (2,657,725)     5,408,103     (238,460)     310,756

     80,266        174,507        2,400       17,413
    (27,684)      (186,173)    (251,185)    (202,853)
 (3,989,002)    (4,894,685)  (1,376,890)    (963,441)
   (266,752)      (321,336)     (14,331)     (16,993)
 (9,901,518)    (6,493,821)     312,063       61,808
(14,104,690)   (11,721,508)  (1,327,943)  (1,104,066)
(16,762,415)    (6,313,405)  (1,566,403)    (793,310)
 44,261,008     50,574,413    9,660,219   10,453,529
$27,498,593    $44,261,008   $8,093,816   $9,660,219

    236,761        231,815       47,524       43,385
   (791,500)      (691,810)    (122,481)    (114,881)
   (554,739)      (459,995)     (74,957)     (71,496)

                       PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------
                                                          International
                                 High Yield              Bond Portfolio
        All Asset               Portfolio --         (U.S. Dollar Hedged) --
  Portfolio -- Advisor         Administrative            Administrative
      Class Shares              Class Shares              Class Shares
-----------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------


    $93,125     $221,604   $1,467,377   $1,498,491      $(5,867)     $69,236
     (9,308)      19,516     (140,682)     284,987       11,214       58,734
   (539,026)     639,404   (3,166,751)     464,066         (219)     (96,164)
         --           --           --           --        7,042           --
   (455,209)     880,524   (1,840,056)   2,247,544       12,170       31,806

      3,040        3,034       64,221       73,428           30           81
     13,933      (70,011)     (46,414)    (485,905)      (2,563)    (290,652)
   (611,393)    (862,811)  (4,432,500)  (5,393,329)    (214,979)    (274,116)
    (26,071)     (30,226)    (268,111)    (259,843)      (4,436)      (4,943)
   (253,708)    (176,974)   3,168,368     (405,741)      62,576     (273,163)
   (874,199)  (1,136,988)  (1,514,436)  (6,471,390)    (159,372)    (842,793)
 (1,329,408)    (256,464)  (3,354,492)  (4,223,846)    (147,202)    (810,987)
  7,231,596    7,488,060   43,833,113   48,056,959    2,313,278    3,124,265
 $5,902,188   $7,231,596  $40,478,621  $43,833,113   $2,166,076   $2,313,278

     27,759      117,921      548,321      268,824        5,192        9,214
    (85,449)    (191,313)    (596,128)    (573,886)     (13,235)     (52,741)
    (57,690)     (73,392)     (47,807)    (305,062)      (8,043)     (43,527)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           PIMCO Variable Insurance Trust (continued)
                                         -------------------------------------------------------------------------------
                                                 Long-Term
                                              U.S. Government            Low Duration               Total Return
                                               Portfolio --              Portfolio --               Portfolio --
                                              Administrative            Administrative             Administrative
                                               Class Shares              Class Shares               Class Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $248,953     $189,249      $92,440    $(154,465)   $1,662,949      $843,104
Net realized gain (loss) on investments     (913,409)    (639,158)    (275,603)    (125,407)   (2,827,887)   (1,047,592)
Change in unrealized appreciation
(depreciation) on investments               (929,237)   2,975,978     (408,769)     121,643    (5,774,875)    7,643,842
Capital gain distribution                    169,237           --           --           --     2,037,138            --
Increase (decrease) in net assets from
operations                                (1,424,456)   2,526,069     (591,932)    (158,229)   (4,902,675)    7,439,354

From capital transactions (note 4):
Net premiums                                  89,593       88,521      160,522      136,256       207,043       413,251
Death benefits                               (32,692)     (63,689)     (63,302)     (70,852)     (393,995)     (950,526)
Surrenders                                (3,844,988)  (4,693,994)  (5,104,401)  (4,507,218)  (21,736,722)  (26,830,761)
Administrative expenses                     (242,679)    (222,110)    (346,181)    (334,125)   (1,326,988)   (1,493,680)
Transfers between subaccounts
(including fixed account), net             5,450,134      236,235    6,645,261    3,523,132   (25,603,661)   (3,989,359)
Increase (decrease) in net assets from
capital transactions                       1,419,368   (4,655,037)   1,291,899   (1,252,807)  (48,854,323)  (32,851,075)
Increase (decrease) in net assets             (5,088)  (2,128,968)     699,967   (1,411,036)  (53,756,998)  (25,411,721)
Net assets at beginning of year           34,651,477   36,780,445   43,445,835   44,856,871   219,063,072   244,474,793
Net assets at end of year                $34,646,389  $34,651,477  $44,145,802  $43,445,835  $165,306,074  $219,063,072

Change in units (note 5):
Units purchased                              714,459      292,452    1,249,700      628,267     1,570,047     1,175,575
Units redeemed                              (602,181)    (508,451)  (1,142,689)    (727,477)   (4,875,393)   (3,291,331)
Net increase (decrease) in units from
capital transactions with contract
owners                                       112,278     (215,999)     107,011      (99,210)   (3,305,346)   (2,115,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Rydex Variable Trust                                State Street Variable Insurance Series Funds, Inc.
-------------------------  -----------------------------------------------------------------------------

                                                          Premier Growth              Real Estate
                                    Income                    Equity                  Securities
        NASDAQ --               V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --
       100(R) Fund              Class 1 Shares            Class 1 Shares            Class 1 Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(80,687)     $(86,237)    $100,883      $92,950    $(418,450)   $(361,084)    $380,649     $(10,603)
    432,561       319,429      (90,545)     (11,711)   1,080,172      959,616   (1,175,007)    (840,891)
   (684,435)      841,249     (543,978)     279,925   (5,109,267)   3,335,297   (3,054,175)   1,030,534
    214,254       424,026           --           --    3,572,415    3,010,676      548,280    2,060,173
   (118,307)    1,498,467     (533,640)     361,164     (875,130)   6,944,505   (3,300,253)   2,239,213

         --        22,273        4,826       48,584       16,332       50,283       42,601      211,814
     (3,853)      (43,677)    (137,293)    (280,898)    (199,265)    (217,202)    (123,673)    (228,458)
   (530,531)     (343,040)  (1,722,512)  (2,720,303)  (2,982,926)  (3,366,763)  (4,918,422)  (5,922,164)
    (19,058)      (18,065)     (51,574)     (55,543)     (70,386)     (68,741)    (215,957)    (235,531)
   (661,907)   (2,754,562)    (222,150)    (967,340)  (1,342,349)    (740,135)    (483,143)  (5,570,520)
 (1,215,349)   (3,137,071)  (2,128,703)  (3,975,500)  (4,578,594)  (4,342,558)  (5,698,594) (11,744,859)
 (1,333,656)   (1,638,604)  (2,662,343)  (3,614,336)  (5,453,724)   2,601,947   (8,998,847)  (9,505,646)
  5,426,910     7,065,514   18,444,784   22,059,120   30,373,968   27,772,021   49,403,902   58,909,548
 $4,093,254    $5,426,910  $15,782,441  $18,444,784  $24,920,244  $30,373,968  $40,405,055  $49,403,902

    100,461        24,366       53,793       52,776       24,869       24,820      314,213      167,958
   (172,357)     (339,345)    (204,310)    (313,281)    (204,620)    (224,756)    (455,029)    (473,923)
    (71,896)     (314,979)    (150,517)    (260,505)    (179,751)    (199,936)    (140,816)    (305,965)

----------------------------

        S&P 500(R)
           Index
      V.I.S. Fund --
      Class 1 Shares
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2018          2017
---------------------------


    $218,877      $422,055
  10,877,487     9,199,814
 (28,541,135)   12,548,912
   9,449,465     5,367,168
  (7,995,306)   27,537,949

     374,711       946,443
  (1,679,369)   (1,722,398)
 (16,411,535)  (14,484,966)
    (335,760)     (336,916)
  (2,566,590)     (559,047)
 (20,618,543)  (16,156,884)
 (28,613,849)   11,381,065
 158,836,531   147,455,466
$130,222,682  $158,836,531

     227,466       243,805
    (855,095)     (838,113)
    (627,629)     (594,308)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                  State Street Variable Insurance Series Funds, Inc. (continued)
                                         ---------------------------------------------------------------------------------

                                             Small-Cap Equity             Total Return                Total Return
                                              V.I.S. Fund --             V.I.S. Fund --              V.I.S. Fund --
                                              Class 1 Shares             Class 1 Shares              Class 3 Shares
                                         ---------------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended    Year ended
                                         December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                             2018         2017         2018          2017          2018          2017
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(514,838)   $(539,787)   $4,074,338    $3,071,903     $(728,847)  $(1,843,927)
Net realized gain (loss) on investments      724,347      839,785    12,732,046    13,452,134    15,553,068    22,170,390
Change in unrealized appreciation
(depreciation) on investments             (7,359,690)     119,470  (239,009,728)   66,189,774  (163,129,738)   42,836,420
Capital gain distribution                  4,013,077    3,254,278   159,884,782    22,006,309   104,312,914    16,199,540
Increase (decrease) in net assets from
operations                                (3,137,104)   3,673,746   (62,318,562)  104,720,120   (43,992,603)   79,362,423

From capital transactions (note 4):
Net premiums                                  23,911       26,291     4,969,816     5,131,926     1,219,212     2,021,661
Death benefits                              (111,917)    (103,877)     (560,079)   (1,324,337)   (1,385,564)   (1,953,285)
Surrenders                                (3,253,886)  (4,065,159)  (56,496,478)  (44,882,263)  (87,264,644) (103,466,091)
Administrative expenses                      (88,691)     (92,063)     (381,159)     (412,054)   (3,067,425)   (3,209,328)
Transfers between subaccounts
(including fixed account), net            (2,228,195)  (1,125,756)   (5,540,533)   (4,274,636)  (14,030,212)  (25,267,443)
Increase (decrease) in net assets from
capital transactions                      (5,658,778)  (5,360,564)  (58,008,433)  (45,761,364) (104,528,633) (131,874,486)
Increase (decrease) in net assets         (8,795,882)  (1,686,818) (120,326,995)   58,958,756  (148,521,236)  (52,512,063)
Net assets at beginning of year           34,982,041   36,668,859   841,510,372   782,551,616   615,661,843   668,173,906
Net assets at end of year                $26,186,159  $34,982,041  $721,183,377  $841,510,372  $467,140,607  $615,661,843

Change in units (note 5):
Units purchased                               47,367       78,519     3,425,823     5,148,363     2,310,507     4,794,373
Units redeemed                              (206,226)    (244,197)   (6,564,934)   (7,679,043)  (10,245,080)  (15,176,150)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (158,859)    (165,678)   (3,139,111)   (2,530,680)   (7,934,573)  (10,381,777)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  State Street Variable
 Insurance Series Funds,
    Inc. (continued)                     The Alger Portfolios                             The Prudential Series Fund
------------------------- --------------------------------------------------- ---------------------------------------------------
                                                              Alger                   Jennison
       U.S. Equity             Alger Large Cap              Small Cap                20/20 Focus                Jennison
     V.I.S. Fund --          Growth Portfolio --       Growth Portfolio --          Portfolio --              Portfolio --
     Class 1 Shares           Class I-2 Shares          Class I-2 Shares           Class II Shares           Class II Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


  $(170,284)   $(185,526)   $(432,230)   $(399,412)   $(300,962)   $(280,757)    $(93,564)    $(90,934)    $(89,816)    $(75,691)
    780,546      829,053    1,563,183    1,196,748      510,941     (536,291)     519,319      642,170      412,707      293,457
 (3,395,008)     548,539   (5,132,052)   3,052,834     (632,555)   5,422,799     (769,924)     884,555     (404,187)   1,199,674
  1,915,201    2,763,690    4,601,589    2,536,803      754,262           --           --           --           --           --
   (869,545)   3,955,756      600,490    6,386,973      331,686    4,605,751     (344,169)   1,435,791      (81,296)   1,417,440

      2,251       18,696        2,127        9,728        3,715       33,506        1,092        3,176       19,007       82,191
    (29,757)    (110,206)    (382,321)    (323,016)    (355,788)    (294,102)      (1,417)       8,781      (94,605)     (69,551)
 (2,391,218)  (2,572,008)  (3,287,661)  (2,790,366)  (2,734,968)  (2,184,659)    (322,788)    (438,920)    (535,130)    (172,005)
    (63,256)     (62,777)     (37,130)     (36,448)     (30,986)     (29,248)     (20,601)     (20,674)     (28,004)     (24,997)
 (1,050,166)    (257,236)    (223,207)    (456,549)    (195,506)    (779,233)    (561,169)    (336,788)       8,295       69,942
 (3,532,146)  (2,983,531)  (3,928,192)  (3,596,651)  (3,313,533)  (3,253,736)    (904,883)    (784,425)    (630,437)    (114,420)
 (4,401,691)     972,225   (3,327,702)   2,790,322   (2,981,847)   1,352,015   (1,249,052)     651,366     (711,733)   1,303,020
 23,908,264   22,936,039   28,029,857   25,239,535   20,023,581   18,671,566    6,142,695    5,491,329    5,575,768    4,272,748
$19,506,573  $23,908,264  $24,702,155  $28,029,857  $17,041,734  $20,023,581   $4,893,643   $6,142,695   $4,864,035   $5,575,768

     36,194       53,888       27,811       44,416       43,064       28,056        5,048       17,351       11,231       32,260
   (197,624)    (195,439)    (167,611)    (187,592)    (168,912)    (184,120)     (31,500)     (46,585)     (28,883)     (36,779)
   (161,430)    (141,551)    (139,800)    (143,176)    (125,848)    (156,064)     (26,452)     (29,234)     (17,652)      (4,519)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            The Prudential Series Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        SP
                                                                              SP                    Prudential
                                                  Natural                International             U.S. Emerging
                                                 Resources                  Growth                    Growth
                                               Portfolio --              Portfolio --              Portfolio --
                                              Class II Shares           Class II Shares           Class II Shares
                                         -----------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(587,092)   $(527,163)      $(9)        $(17)        $(279)       $(257)
Net realized gain (loss) on investments      (79,944)    (783,024)       64           (9)          381          337
Change in unrealized appreciation
(depreciation) on investments             (6,820,702)   1,545,754       (94)         356        (1,770)       2,915
Capital gain distribution                         --           --        --           --            --           --
Increase (decrease) in net assets from
operations                                (7,487,738)     235,567       (39)         330        (1,668)       2,995

From capital transactions (note 4):
Net premiums                                  68,243      123,962        --           --            --           --
Death benefits                               (67,348)     (57,502)       --           --            --           --
Surrenders                                (3,585,221)  (3,502,431)     (677)        (650)         (406)        (366)
Administrative expenses                     (314,971)    (267,420)       (4)          (4)          (28)         (27)
Transfers between subaccounts
(including fixed account), net             9,867,285   13,003,328        (1)          --            --           (1)
Increase (decrease) in net assets from
capital transactions                       5,967,988    9,299,937      (682)        (654)         (434)        (394)
Increase (decrease) in net assets         (1,519,750)   9,535,504      (721)        (324)       (2,102)       2,601
Net assets at beginning of year           34,397,478   24,861,974       891        1,215        17,575       14,974
Net assets at end of year                $32,877,728  $34,397,478      $170         $891       $15,473      $17,575

Change in units (note 5):
Units purchased                            2,811,860    2,935,533        --           --            --           --
Units redeemed                            (1,811,912)  (1,345,077)      (49)         (52)          (18)         (15)
Net increase (decrease) in units from
capital transactions with contract
owners                                       999,948    1,590,456       (49)         (52)          (18)         (15)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Wells Fargo Variable Trust
                           --------------------------

                                  Wells Fargo
                                   VT Omega
                                    Growth
                                    Fund --
                                    Class 2
                           --------------------------
                            Year ended    Year ended
                           December 31,  December 31,
                               2018          2017
                           --------------------------


                             $(123,070)     $(70,731)
                               206,865        (2,811)
                              (914,057)    1,203,777
                               821,699        75,637
                                (8,563)    1,205,872

                                38,088        13,010
                              (191,902)       (1,922)
                              (578,589)     (461,238)
                               (39,696)      (21,818)
                              (353,941)    4,937,864
                            (1,126,040)    4,465,896
                            (1,134,603)    5,671,768
                             8,030,255     2,358,487
                            $6,895,652    $8,030,255

                                 9,388       217,858
                               (50,098)      (26,669)
                               (40,710)      191,189

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2018

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash.

   At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The closing of the transaction remains subject to other conditions and approvals.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On August 17, 2018, Federated Insurance Series -- Federated Managed Tail Risk Fund II -- Primary Shares was liquidated, and the cash was reinvested in Federated Insurance Series -- Federated Managed Volatility Fund II -- Primary Shares.

   On July 30, 2018, PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares changed its name to PIMCO Variable Insurance Trust -- International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares.

   On June 29, 2018, Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares changed its name to Deutsche DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS CROCI(R) U.S. VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2018, Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 changed its name to Columbia Funds Variable Series Trust II -- CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2018, Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 changed its name to Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated, and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2018, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares, and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements as there was no activity from January 1, 2017 through December 31, 2018.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2017 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2018. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2018, and there were no transfers between the levels during 2018.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2018 were:

                                      Cost of     Proceeds
                                       Shares       from
Fund/Portfolio                        Acquired   Shares Sold
--------------                       ----------- -----------
AB Variable Products Series Fund,
  Inc.
   AB Balanced Wealth Strategy
     Portfolio -- Class B........... $ 1,735,608 $ 2,724,417
   AB Global Thematic Growth
     Portfolio -- Class B...........     240,010   2,981,982
   AB Growth and Income Portfolio
     -- Class B.....................  11,857,485   8,314,051
   AB International Value
     Portfolio -- Class B...........   8,869,027   8,878,667
   AB Large Cap Growth Portfolio
     -- Class B.....................   6,738,431   5,139,140
   AB Small Cap Growth Portfolio
     -- Class B.....................   9,144,262   2,500,605
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
   Invesco V.I. American Franchise
     Fund -- Series I shares........   2,788,035   8,685,140
   Invesco V.I. American Franchise
     Fund -- Series II shares.......     464,071   1,039,130
   Invesco V.I. Comstock Fund --
     Series II shares...............   3,997,413   5,448,309
   Invesco V.I. Core Equity Fund
     -- Series I shares.............  44,038,738  25,130,013
   Invesco V.I. Equity and Income
     Fund -- Series II shares.......   3,938,489   4,875,052
   Invesco V.I. Global Real Estate
     Fund -- Series II shares.......      39,428      50,599
   Invesco V.I. Government
     Securities Fund -- Series I
     shares.........................         383       3,078
   Invesco V.I. International
     Growth Fund -- Series II
     shares.........................  10,049,690  12,091,796
   Invesco V.I. Technology Fund --
     Series I shares................      60,000      29,032
   Invesco V.I. Value
     Opportunities Fund -- Series
     II shares......................     726,964     946,878
American Century Variable
  Portfolios II, Inc.
   VP Inflation Protection Fund --
     Class II.......................  12,765,286  11,630,483
American Century Variable
  Portfolios, Inc.
   VP Income & Growth Fund --
     Class I........................     114,883     312,559
   VP International Fund -- Class I.     132,696     109,288
   VP Ultra(R) Fund -- Class I......      14,793      15,736
   VP Value Fund -- Class I.........       1,973       6,182
BlackRock Variable Series Funds,
  Inc.
   BlackRock Advantage U.S. Total
     Market V.I. Fund -- Class III
     Shares.........................     860,870     763,715
   BlackRock Basic Value V.I. Fund
     -- Class III Shares............   7,516,386   9,479,927
   BlackRock Global Allocation
     V.I. Fund -- Class III Shares..  23,183,076  54,125,381
   BlackRock Large Cap Focus
     Growth V.I. Fund -- Class III
     Shares.........................   2,180,757   1,076,995
Columbia Funds Variable Series
  Trust II
   CTIVP/SM/ -- Loomis Sayles
     Growth Fund -- Class 1.........   5,865,612  33,026,189
   Columbia Variable Portfolio --
     Overseas Core Fund -- Class 2..   1,629,718   3,247,633
Deutsche DWS Variable Series I
   DWS Capital Growth VIP --
     Class B Shares.................       1,010         255
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP --
     Class B Shares.................       9,037       6,002
   DWS Small Mid Cap Value VIP --
     Class B Shares.................       3,201       1,180
Dreyfus
   Dreyfus Investment Portfolios
     MidCap Stock Portfolio --
     Initial Shares.................      13,063       7,284
   Dreyfus Variable Investment
     Fund -- Government Money
     Market Portfolio...............   1,346,372   1,301,575
   The Dreyfus Sustainable U.S.
     Equity Portfolio, Inc. --
     Initial Shares.................   1,316,168     229,252

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Cost of     Proceeds
                                      Shares       from
Fund/Portfolio                       Acquired   Shares Sold
--------------                     ------------ ------------
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund... $ 29,088,189 $ 18,700,449
Federated Insurance Series
   Federated High Income Bond
     Fund II -- Primary Shares....    1,063,431    2,631,774
   Federated High Income Bond
     Fund II -- Service Shares....    1,239,064    2,548,199
   Federated Kaufmann Fund II --
     Service Shares...............    2,140,217    3,954,058
   Federated Managed Tail Risk
     Fund II -- Primary Shares....      215,556    5,106,849
   Federated Managed Volatility
     Fund II -- Primary Shares....    5,281,952    1,445,699
Fidelity(R) Variable Insurance
  Products Fund
   VIP Asset Manager/SM/
     Portfolio -- Initial Class...    2,569,799    6,084,971
   VIP Asset Manager/SM/
     Portfolio -- Service Class 2.      478,829    1,038,840
   VIP Balanced Portfolio --
     Service Class 2..............   10,081,018   14,845,113
   VIP Contrafund(R) Portfolio
     -- Initial Class.............   12,457,516   16,786,818
   VIP Contrafund(R) Portfolio
     -- Service Class 2...........   24,537,319   60,041,868
   VIP Dynamic Capital
     Appreciation Portfolio --
     Service Class 2..............      380,068      802,434
   VIP Equity-Income Portfolio
     -- Initial Class.............    7,126,764   12,815,699
   VIP Equity-Income Portfolio
     -- Service Class 2...........   12,148,002   18,044,920
   VIP Growth & Income Portfolio
     -- Initial Class.............    2,067,765    3,248,744
   VIP Growth & Income Portfolio
     -- Service Class 2...........    5,841,563    9,362,702
   VIP Growth Opportunities
     Portfolio -- Initial Class...    2,122,927    2,561,114
   VIP Growth Opportunities
     Portfolio -- Service Class 2.    4,189,646    1,159,255
   VIP Growth Portfolio --
     Initial Class................   10,585,018   10,409,080
   VIP Growth Portfolio --
     Service Class 2..............    4,904,767    4,659,925
   VIP Investment Grade Bond
     Portfolio -- Service Class 2.   15,999,647   57,235,150
   VIP Mid Cap Portfolio --
     Initial Class................        1,261        3,133
   VIP Mid Cap Portfolio --
     Service Class 2..............   21,636,790   29,457,377
   VIP Overseas Portfolio --
     Initial Class................      991,070    2,951,822
   VIP Value Strategies
     Portfolio -- Service Class 2.      334,122      411,876
Franklin Templeton Variable
  Insurance Products Trust
   Franklin Founding Funds
     Allocation VIP Fund --
     Class 2 Shares...............    6,400,091   14,442,748
   Franklin Income VIP Fund --
     Class 2 Shares...............   22,158,003   62,116,693
   Franklin Large Cap Growth VIP
     Fund -- Class 2 Shares.......       16,967       17,998
   Franklin Mutual Shares VIP
     Fund -- Class 2 Shares.......    1,446,141    3,241,876
   Templeton Foreign VIP Fund --
     Class 1 Shares...............      968,637    1,722,224
   Templeton Foreign VIP Fund --
     Class 2 Shares...............      105,179      107,545
   Templeton Global Bond VIP
     Fund -- Class 1 Shares.......      205,705      737,806
   Templeton Growth VIP Fund --
     Class 2 Shares...............    2,437,692    4,145,936
Goldman Sachs Variable Insurance
  Trust
   Goldman Sachs Government
     Money Market Fund --
     Service Shares...............  164,433,249  163,210,799
   Goldman Sachs Large Cap Value
     Fund -- Institutional Shares.      778,826    1,432,242
   Goldman Sachs Mid Cap Value
     Fund -- Institutional Shares.    4,977,016    6,824,334
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core
     Bond Portfolio -- Class 1....      430,380    1,076,347
   JPMorgan Insurance Trust Mid
     Cap Value Portfolio --
     Class 1......................      149,595       61,211
   JPMorgan Insurance Trust
     Small Cap Core Portfolio --
     Class 1......................       43,862      144,643
   JPMorgan Insurance Trust U.S.
     Equity Portfolio -- Class 1..      698,025      301,439

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Cost of     Proceeds
                                  Shares       from
Fund/Portfolio                   Acquired   Shares Sold
--------------                  ----------- -----------
Janus Aspen Series
   Janus Henderson Balanced
     Portfolio --
     Institutional Shares...... $ 6,402,239 $13,503,103
   Janus Henderson Balanced
     Portfolio -- Service
     Shares....................  11,739,472  22,556,207
   Janus Henderson Enterprise
     Portfolio --
     Institutional Shares......   3,568,108   8,967,412
   Janus Henderson Enterprise
     Portfolio -- Service
     Shares....................     456,500     770,604
   Janus Henderson Flexible
     Bond Portfolio --
     Institutional Shares......   1,452,702   3,237,021
   Janus Henderson Forty
     Portfolio --
     Institutional Shares......   6,068,632   6,112,202
   Janus Henderson Forty
     Portfolio -- Service
     Shares....................   2,575,569   2,898,118
   Janus Henderson Global
     Research Portfolio --
     Institutional Shares......     787,915   6,487,936
   Janus Henderson Global
     Research Portfolio --
     Service Shares............     160,204     911,856
   Janus Henderson Global
     Technology Portfolio --
     Service Shares............   1,836,378   2,593,902
   Janus Henderson Overseas
     Portfolio --
     Institutional Shares......   1,537,369   3,238,459
   Janus Henderson Overseas
     Portfolio -- Service
     Shares....................     143,371     330,407
   Janus Henderson Research
     Portfolio --
     Institutional Shares......   2,985,746   8,215,088
   Janus Henderson Research
     Portfolio -- Service
     Shares....................     216,177     869,846
Legg Mason Partners Variable
  Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.....   1,963,991   2,082,666
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I......     657,739   1,216,607
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class II.....   1,212,245   2,746,975
   ClearBridge Variable Large
     Cap Value Portfolio --
     Class I...................   1,636,647   3,527,329
MFS(R) Variable Insurance
  Trust
   MFS(R) Investors Trust
     Series -- Service
     Class Shares..............     588,726   1,222,920
   MFS(R) New Discovery
     Series -- Service
     Class Shares..............   4,369,905   6,075,923
   MFS(R) Total Return Series
     -- Service Class Shares...   6,746,099  10,444,733
   MFS(R) Utilities Series --
     Service Class Shares......     453,033   2,687,058
MFS(R) Variable Insurance
  Trust II
   MFS(R) Massachusetts
     Investors Growth Stock
     Portfolio -- Service
     Class Shares..............     621,949   2,690,889
   MFS(R) Strategic Income
     Portfolio -- Service
     Class Shares..............       1,739       3,068
Oppenheimer Variable Account
  Funds
   Oppenheimer Capital
     Appreciation Fund/VA --
     Non-Service Shares........   2,665,052   6,019,702
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares............     798,525   1,146,399
   Oppenheimer Conservative
     Balanced Fund/VA --
     Non-Service Shares........   1,247,976   1,742,888
   Oppenheimer Conservative
     Balanced Fund/VA --
     Service Shares............   2,748,010   4,743,319
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Non-Service Shares........   3,848,811   4,248,890
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Service Shares............   3,578,935   3,306,893
   Oppenheimer Global Fund/VA
     -- Service Shares.........  24,119,241  34,943,717
   Oppenheimer Global
     Strategic Income Fund/VA
     -- Non-Service Shares.....     317,353     689,655
   Oppenheimer Main Street
     Fund/VA -- Service Shares.  45,886,373  29,241,842
   Oppenheimer Main Street
     Small Cap Fund(R)/VA --
     Service Shares............  10,379,273  19,971,186
   Oppenheimer Total Return
     Bond Fund/VA --
     Non-Service Shares........   1,289,023   2,445,752
PIMCO Variable Insurance Trust
   All Asset Portfolio --
     Advisor Class Shares......     591,500   1,371,264
   High Yield Portfolio --
     Administrative
     Class Shares..............  11,483,854  11,459,494
   International Bond
     Portfolio (U.S. Dollar
     Hedged) --
     Administrative
     Class Shares..............     136,774     295,867
   Long-Term U.S. Government
     Portfolio --
     Administrative
     Class Shares..............  13,107,802  11,099,644
   Low Duration Portfolio --
     Administrative
     Class Shares..............  15,116,642  13,649,915
   Total Return Portfolio --
     Administrative
     Class Shares..............  30,185,985  74,733,542

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------            ------------ ------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund. $  1,702,356 $  2,701,072
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares......    1,089,814    3,102,997
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares......    4,206,476    5,595,880
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares..............    8,163,597   12,913,366
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares......   17,890,993   28,937,439
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares......    5,426,561    7,559,675
   Total Return V.I.S.
     Fund -- Class 1
     Shares..............  237,132,153  130,908,204
   Total Return V.I.S.
     Fund -- Class 3
     Shares..............  144,793,723  145,856,783
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares..............    2,859,025    4,641,235
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares....    5,537,918    5,270,599
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares....    1,897,998    4,756,928
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares.....      109,154    1,108,940
   Jennison Portfolio --
     Class II Shares.....      419,655    1,139,379
   Natural Resources
     Portfolio --
     Class II Shares.....   17,894,271   12,573,499
   SP International
     Growth Portfolio --
     Class II Shares.....           --          690
   SP Prudential U.S.
     Emerging Growth
     Portfolio --
     Class II Shares.....           --          713
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2.............    1,078,683    1,515,214

(4)Related Party Transactions

  (a) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2018 and 2017 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2018 and were available to contract owners during 2018.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%    988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
 AB Global Thematic Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.10%    108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
 AB Growth and Income
   Portfolio -- Class B
   2018........................... 1.15% to 2.30%  1,812,252 27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
 AB International Value
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%  4,300,130  9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
 AB Large Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.30%  1,085,426 31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
 AB Small Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 1.95%    555,831 22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2018........................... 0.75% to 1.85%   866,472 18.57 to 17.03 15,185   0.00%     (4.35)% to  (5.42)%
   2017........................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%      26.39% to   24.99%
   2016........................... 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%       1.50% to    0.38%
   2015........................... 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014........................... 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%   195,429 27.62 to 21.47  4,468   0.00%     (5.29)% to  (6.02)%
   2017........................... 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%      25.19% to   24.24%
   2016........................... 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%       0.54% to  (0.22)%
   2015........................... 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014........................... 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
 Invesco V.I. Comstock Fund --
   Series II shares
   2018........................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926   1.38%    (13.64)% to (14.44)%
   2017........................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%      15.88% to   14.82%
   2016........................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%      15.30% to   14.01%
   2015........................... 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%     (7.55)% to  (8.35)%
   2014........................... 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%       7.52% to    6.59%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2018........................... 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017........................... 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016........................... 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
   2015........................... 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%     (6.48)% to  (7.94)%
   2014........................... 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%       7.34% to    5.66%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2018........................... 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017........................... 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016........................... 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
   2015........................... 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%     (4.00)% to  (5.07)%
   2014........................... 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%       7.19% to    5.99%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017........................... 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016........................... 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
   2015........................... 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%     (3.17)% to  (3.91)%
   2014........................... 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%      12.69% to   11.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2018............................ 0.75% to 0.75%       166 17.11 to 17.11      3   1.69%     (0.20)% to  (0.20)%
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
 Invesco V.I. International Growth
   Fund -- Series II shares 2018    1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
 Invesco V.I. Technology Fund --
   Series I shares
   2018............................ 0.75% to 0.75%     4,514  7.24 to  7.24     33   0.00%     (1.20)% to  (1.20)%
   2017............................ 0.75% to 0.75%         0  7.33 to  7.33      0   0.00%      34.12% to   34.12%
   2016............................ 0.75% to 0.75%         0  5.47 to  5.47      0   0.00%     (1.50)% to  (1.50)%
   2015............................ 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014............................ 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2018............................ 1.45% to 2.20%    16,983 26.34 to 13.89    328   1.89%     (8.23)% to  (8.93)%
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VP International Fund -- Class I
   2018........................... 1.45% to 2.20%     35,301 21.20 to  9.21     511   1.26%    (16.46)% to (17.10)%
   2017........................... 1.45% to 2.20%     35,443 25.38 to 11.10     621   0.81%      29.31% to   28.33%
   2016........................... 1.45% to 2.20%     36,661 19.63 to  8.65     507   1.17%     (6.87)% to  (7.57)%
   2015........................... 1.45% to 2.20%     46,651 21.07 to  9.36     684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%     55,397 21.22 to  9.50     822   1.66%     (6.88)% to  (7.59)%
 VP Ultra(R) Fund -- Class I
   2018........................... 1.85% to 2.05%      1,706 23.56 to 22.17      40   0.26%     (1.12)% to  (1.32)%
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%      29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%       2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%       8.40% to    7.58%
 VP Value Fund -- Class I
   2018........................... 1.45% to 1.45%      2,190 26.48 to 26.48      58   1.65%    (10.48)% to (10.48)%
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%       7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%      18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%      11.44% to   11.44%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2018........................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%     (8.02)% to  (8.81)%
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%      12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%      21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2018........................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%     (9.45)% to (10.47)%
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%       6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%      16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2018........................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%     (8.93)% to  (9.95)%
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%      12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%       2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                            Net   Investment
                                   % of Average                           Assets   Income
                                  Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2018.......................... 1.45% to 1.95%   194,084 25.49 to 23.37  4,797   0.00%       1.27% to    0.75%
   2017.......................... 1.45% to 1.95%   169,025 25.17 to 23.20  4,130   0.00%      27.36% to   26.72%
   2016.......................... 1.45% to 1.85%   148,951 19.76 to 18.77  2,900   0.44%       5.99% to    5.56%
   2015.......................... 1.45% to 1.85%   182,292 18.64 to 17.78  3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%   230,781 18.46 to 17.67  4,215   0.35%      12.31% to   11.85%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM /-- Loomis Sayles
   Growth Fund -- Class 1
   2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270   0.00%     (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%      31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%       6.77% to    5.86%
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2018.......................... 1.45% to 2.30% 1,219,887   9.98 to 9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017.......................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)...................... 1.45% to 2.40% 1,592,466   9.71 to 9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2018.......................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017.......................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016.......................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
   2015.......................... 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%       6.76% to    6.70%
   2014.......................... 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%      11.03% to   10.98%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2018.......................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017.......................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016.......................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
   2015.......................... 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%     (8.51)% to  (9.07)%
   2014.......................... 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%       8.76% to    8.09%
 DWS Small Mid Cap Value
   VIP -- Class B Shares
   2018.......................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017.......................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016.......................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
   2015.......................... 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%     (3.63)% to  (4.22)%
   2014.......................... 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%       3.57% to    2.94%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2018........................ 1.45% to 1.45%     3,104 28.44 to 28.44     88   0.57%    (16.72)% to (16.72)%
   2017........................ 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%      13.71% to   13.71%
   2016........................ 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%      13.80% to   13.80%
   2015........................ 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%     (3.70)% to  (3.70)%
   2014........................ 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%      10.47% to   10.47%
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2018........................ 1.45% to 2.05%   117,127  9.43 to  8.77  1,091   1.32%     (0.19)% to  (0.80)%
   2017........................ 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%     (1.11)% to  (1.71)%
   2016........................ 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%     (1.43)% to  (2.03)%
   2015........................ 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%     (1.45)% to  (2.05)%
   2014........................ 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%     (1.46)% to  (2.06)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares
   2018........................ 1.50% to 1.70%   489,649 12.03 to 11.59  5,897   1.75%     (5.84)% to  (6.04)%
   2017........................ 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%      13.61% to   13.38%
   2016........................ 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%       8.72% to    8.50%
   2015........................ 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%     (4.60)% to  (5.32)%
   2014........................ 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%      11.81% to   10.96%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2018........................ 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................ 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................ 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2018........................ 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................ 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................ 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
 Federated High Income Bond
   Fund II -- Service Shares
   2018........................ 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%     (4.84)% to  (5.66)%
   2017........................ 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%       5.02% to    4.12%
   2016........................ 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%      12.87% to   11.90%
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Kaufmann Fund II --
   Service Shares
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54  16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29  18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39  17,713   0.00%      1.92% to    0.94%
   2015............................. 1.45% to 2.40%   782,264 28.44 to 13.26  20,458   0.00%      4.61% to    3.61%
   2014............................. 1.45% to 2.40%   878,186 27.18 to 12.80  21,843   0.00%      7.85% to    6.81%
 Federated Managed Volatility
   Fund II -- Primary Shares
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80   8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53  36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38   4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
 VIP Balanced Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00  57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60% 1,750,240 83.06 to 26.64  86,785   0.69%    (7.46)% to  (7.88)%
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.55%  4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%     (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%      10.04% to    8.81%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2018......................... 1.45% to 1.70%     60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%     (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%       9.06% to    8.61%
 VIP Equity-Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%  1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%     (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%       7.47% to    6.98%
 VIP Equity-Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%     (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%       6.91% to    5.71%
 VIP Growth & Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%    669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%     (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to    8.71%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%     (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%       8.63% to    8.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%       4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%      11.36% to   10.41%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%       3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%      10.32% to    9.09%
 VIP Growth Portfolio --
   Initial Class
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%       5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%      10.02% to    9.52%
 VIP Growth Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
 VIP Mid Cap Portfolio --
   Initial Class
   2018......................... 0.75% to 0.75%        212  41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%      11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%       5.49% to    5.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
   2015......................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014......................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
 VIP Overseas Portfolio --
   Initial Class
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
   2015......................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014......................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
   2015......................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014......................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
   2015......................... 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033   2.95%     (7.57)% to  (8.61)%
   2014......................... 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685   2.81%       1.36% to    0.23%
 Franklin Income VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%
   2015......................... 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887   4.63%     (8.40)% to  (9.43)%
   2014......................... 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304   4.98%       3.10% to    1.95%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2018......................... 1.45% to 2.05%      6,687 24.66 to 18.50     160   0.00%     (2.90)% to  (3.50)%
   2017......................... 1.45% to 2.05%      7,145 25.40 to 19.17     176   0.62%      26.26% to   25.49%
   2016......................... 1.45% to 2.05%      8,656 20.12 to 15.28     168   0.00%     (3.21)% to  (3.80)%
   2015......................... 1.45% to 2.05%     10,902 20.78 to 15.88     219   0.26%       4.09% to    3.46%
   2014......................... 1.45% to 2.05%     13,687 19.97 to 15.35     266   1.08%      10.83% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2018.......................... 1.45% to 2.30%    684,419 21.85 to 12.64  11,807   2.31%    (10.39)% to (11.17)%
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2018.......................... 1.15% to 1.60%    401,348 14.07 to 13.20   5,399   2.92%    (16.25)% to (16.63)%
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%     42,632 19.52 to  8.42     561   2.63%    (16.68)% to (17.31)%
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618 20.37 to  8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044 19.28 to  8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930 20.92 to  9.31   1,342   1.82%    (12.42)% to (13.09)%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 1.40%    293,263 18.86 to 18.20   5,388   0.00%       1.03% to    0.78%
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%    683,681 11.42 to 10.37   7,356   2.14%    (16.09)% to (16.73)%
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855  9.75 to  9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706  9.82 to  9.40 158,168   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 1.60%   331,048 16.71 to 15.82  5,486   1.22%     (9.51)% to  (9.93)%
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 2.30%   882,773 37.03 to 16.53 29,982   1.26%    (11.49)% to (12.53)%
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2018........................... 1.45% to 2.20%   196,996 14.15 to 12.21  2,659   2.55%     (1.41)% to  (2.16)%
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    20,960 29.26 to  9.31    332   0.85%    (13.12)% to (13.79)%
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2018........................... 1.45% to 2.20%     5,359 29.60 to 11.34     93   0.47%    (13.21)% to (13.88)%
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    58,934 23.24 to 18.16  1,297   0.72%     (7.53)% to  (8.24)%
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,541,152 60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.55% 4,557,252 26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60%   770,451 95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   320,337 14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592  10.18 to 9.88   4,893   0.03%     10.56% to   10.33%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   397,166 22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85  31,632   1.16%      1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
 Janus Henderson Global
   Technology Portfolio --
   Service Shares
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research
   Portfolio -- Service Shares
   2018............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%    (4.30)% to  (4.50)%
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2018............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%    (9.90)% to (10.68)%
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2018............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%    (5.96)% to  (6.39)%
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2018............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%    (6.38)% to  (7.24)%
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%    (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%      9.11% to    8.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net   Investment
                                  % of Average                            Assets   Income
                                 Net Assets (1)   Units     Unit Value     000s  Ratio (2)    Total Return (3)
                                 -------------- --------- --------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2018......................... 1.15% to 2.30%   504,833  34.59 to 22.65 11,086   0.00%     (2.85)% to  (3.99)%
   2017......................... 1.15% to 2.30%   648,451  35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016......................... 1.15% to 2.30%   663,903  28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015......................... 1.15% to 2.30%   790,831  26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014......................... 1.15% to 2.30%   997,867  27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
 MFS(R) Total Return Series --
   Service Class Shares
   2018......................... 1.45% to 2.55% 2,530,043  19.77 to 12.14 37,918   1.94%     (7.24)% to  (8.29)%
   2017......................... 1.45% to 2.55% 2,899,860  21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016......................... 1.45% to 2.55% 3,278,568  19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015......................... 1.45% to 2.55% 3,461,844  18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014......................... 1.45% to 2.55% 3,952,024  18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
 MFS(R) Utilities Series --
   Service Class Shares
   2018......................... 1.45% to 2.20%   481,645  41.77 to 23.92 13,016   0.84%     (0.66)% to  (1.42)%
   2017......................... 1.45% to 2.20%   564,347  42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016......................... 1.45% to 2.20%   700,916  37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015......................... 1.45% to 2.20%   790,491  33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014......................... 1.45% to 2.20%   909,300  40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2018......................... 1.45% to 2.30%   471,532  12.70 to 12.29  5,961   0.32%     (0.89)% to  (1.75)%
   2017......................... 1.45% to 2.30%   649,434  12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016......................... 1.45% to 2.30%   728,673  10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015......................... 1.45% to 2.30%   752,771   9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2018......................... 1.45% to 1.45%     2,405  10.70 to 10.70     26   3.81%     (3.53)% to  (3.53)%
   2017......................... 1.45% to 1.45%     2,592  11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016......................... 1.45% to 1.45%     3,021  10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015......................... 1.45% to 1.45%     2,133   9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014......................... 1.45% to 1.45%     2,710  10.35 to 10.35     28   3.06%       1.49% to    1.49%
Oppenheimer Variable Account Funds
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2018......................... 1.15% to 1.60%   484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
   2015......................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014......................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%      14.08% to   13.57%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.10%   181,202 23.23 to 16.62   3,765   0.00%     (7.33)% to  (7.94)%
   2017........................ 1.45% to 2.10%   207,692 25.07 to 18.05   4,645   0.01%      24.68% to   23.86%
   2016........................ 1.45% to 2.10%   243,018 20.11 to 14.57   4,386   0.11%     (3.84)% to  (4.47)%
   2015........................ 1.45% to 2.10%   310,174 20.91 to 15.26   5,764   0.00%       1.77% to    1.10%
   2014........................ 1.45% to 2.10%   354,443 20.54 to 15.09   6,506   0.18%      13.46% to   12.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   331,475 47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017........................ 1.15% to 1.60%   349,035 50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016........................ 1.15% to 1.60%   375,945 46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
   2015........................ 1.15% to 1.60%   402,826 44.70 to 13.81  11,608   2.23%     (0.33)% to  (0.78)%
   2014........................ 1.15% to 1.60%   461,073 44.85 to 13.92  13,513   2.06%       6.95% to    6.47%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,637,908 12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017........................ 1.45% to 2.55% 1,871,679 13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016........................ 1.45% to 2.55% 2,125,261 12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
   2015........................ 1.45% to 2.55% 2,185,061 11.82 to  8.40  22,063   2.02%     (0.89)% to  (2.00)%
   2014........................ 1.45% to 2.55% 2,531,912 11.92 to  8.57  25,907   1.80%       6.45% to    5.26%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   374,862 92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017........................ 1.15% to 1.60%   432,839 99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016........................ 1.15% to 1.60%   507,574 78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
   2015........................ 1.15% to 1.60%   585,281 77.47 to 15.74  25,561   0.00%       5.38% to    4.90%
   2014........................ 1.15% to 1.60%   647,143 73.51 to 15.01  26,705   0.00%       4.57% to    4.09%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2018........................ 1.45% to 1.70%   267,456 26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017........................ 1.45% to 1.70%   297,883 28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016........................ 1.45% to 1.70%   293,900 22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
   2015........................ 1.45% to 1.85%   336,364 22.34 to 16.95   7,457   0.00%       4.81% to    4.38%
   2014........................ 1.45% to 1.85%   147,843 21.32 to 16.23   3,123   0.00%       3.99% to    3.57%
 Oppenheimer Global Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 2,993,966 32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   271,723 10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2018........................ 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2018........................ 1.45% to 1.95%   418,106 14.54 to 13.56   5,902   3.00%     (6.83)% to  (7.30)%
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
 High Yield Portfolio --
   Administrative Class Shares
   2018........................ 1.45% to 2.55% 2,234,519 20.44 to 13.46  40,479   5.09%     (4.07)% to  (5.14)%
   2017........................ 1.45% to 2.55% 2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55% 2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55% 5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55% 4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                             Net    Investment
                                      % of Average                            Assets    Income
                                     Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2018............................. 1.50% to 1.70%    109,339 20.09 to 19.35   2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%      4.88% to    4.67%
   2015............................. 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%    (1.21)% to  (1.41)%
   2014............................. 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%      9.49% to    9.27%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2018............................. 1.45% to 2.55%  1,818,776 19.24 to 15.17  34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%    (0.78)% to  (1.89)%
   2015............................. 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%    (2.82)% to  (3.71)%
   2014............................. 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%     22.22% to   21.10%
 Low Duration Portfolio --
   Administrative Class Shares
   2018............................. 1.45% to 2.55%  3,842,840 12.22 to 10.36  44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%    (0.06)% to  (1.17)%
   2015............................. 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%    (1.14)% to  (2.24)%
   2014............................. 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%    (0.61)% to  (1.72)%
 Total Return Portfolio --
   Administrative Class Shares
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
   2015............................. 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%    (0.71)% to  (2.11)%
   2014............................. 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%      3.08% to    1.62%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
   2015............................. 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%      6.67% to    6.08%
   2014............................. 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%     15.74% to   15.27%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
   2015............................. 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014............................. 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%     (3.39)% to  (4.72)%
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%      27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%       1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%       2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%      13.20% to   11.66%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%     (6.42)% to  (8.13)%
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%       5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%       7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%       3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%      30.91% to   28.54%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%     (5.45)% to  (6.93)%
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%      20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%      10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%       0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%      12.43% to   10.62%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95  33,273   0.00%     (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03  37,546   0.00%       2.58% to    1.38%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80 791,790   1.68%     (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25 922,904   1.64%       4.53% to    2.90%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%     (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%       3.55% to    2.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2018............................ 0.75% to 1.85%   961,239 21.46 to 19.99 19,507   0.80%     (4.13)% to  (5.19)%
   2017............................ 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908   0.75%      19.02% to   17.70%
   2016............................ 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936   1.13%       8.49% to    7.29%
   2015............................ 0.75% to 1.85% 1,586,449 17.33 to 16.70 27,033   1.04%     (3.04)% to  (4.11)%
   2014............................ 0.75% to 1.85% 1,698,913 17.87 to 17.41 30,273   0.92%      11.93% to   10.69%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   948,595 41.41 to 17.38 24,702   0.00%       1.02% to    0.57%
   2017............................ 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030   0.00%      26.99% to   26.42%
   2016............................ 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240   0.00%     (1.97)% to  (2.41)%
   2015............................ 1.15% to 1.60% 1,416,213 32.93 to 14.00 29,781   0.00%       0.55% to    0.09%
   2014............................ 1.15% to 1.60% 1,570,602 32.75 to 13.99 33,343   0.15%       9.71% to    9.21%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   721,107 27.39 to 20.00 17,042   0.00%       0.26% to  (0.19)%
   2017............................ 1.15% to 1.60%   846,955 27.31 to 20.04 20,024   0.00%      27.26% to   26.68%
   2016............................ 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672   0.00%       5.02% to    4.55%
   2015............................ 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014............................ 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
   2015............................ 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014............................ 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
 Jennison Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
   2015............................ 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014............................ 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
 Natural Resources Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.55% 5,833,693  11.55 to 5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745  14.37 to 6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289  14.66 to 6.59 24,862   0.00%      23.02% to   21.65%
   2015............................ 1.45% to 2.55% 2,722,626  11.92 to 5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014............................ 1.45% to 2.55% 2,499,308  17.00 to 7.81 23,988   0.00%    (20.96)% to (21.84)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                        Expense as a                          Net   Investment
                                        % of Average                         Assets   Income
                                       Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2018............................... 1.55% to 1.55%      14 12.10 to 12.10     0    0.00%    (14.55)% to (14.55)%
   2017............................... 1.55% to 1.55%      63 14.16 to 14.16     1    0.00%      33.33% to   33.33%
   2016............................... 1.55% to 1.55%     115 10.62 to 10.62     1    0.00%     (5.64)% to  (5.64)%
   2015............................... 1.55% to 1.55%     172 11.25 to 11.25     2    0.00%       1.49% to    1.49%
   2014............................... 1.55% to 1.55%     229 11.09 to 11.09     3    0.00%     (7.57)% to  (7.57)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2018............................... 1.55% to 1.55%     653 23.67 to 23.67    15    0.00%     (9.60)% to  (9.60)%
   2017............................... 1.55% to 1.55%     671 26.18 to 26.18    18    0.00%      20.06% to   20.06%
   2016............................... 1.55% to 1.55%     686 21.81 to 21.81    15    0.00%       2.21% to    2.21%
   2015............................... 1.55% to 1.55%     704 21.34 to 21.34    15    0.00%     (4.24)% to  (4.24)%
   2014............................... 1.55% to 1.55%   1,170 22.28 to 22.28    26    0.00%       7.46% to    7.46%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2018............................... 1.45% to 1.95% 272,196 25.48 to 24.41 6,896    0.00%     (1.19)% to  (1.69)%
   2017............................... 1.45% to 1.95% 312,906 25.79 to 24.83 8,030    0.01%      32.65% to   31.98%
   2016............................... 1.45% to 1.95% 121,717 19.44 to 18.81 2,358    0.00%     (0.94)% to  (1.44)%
   2015............................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%     (0.13)% to  (0.63)%
   2014............................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%       2.36% to    1.84%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2018, 2017 and 2016

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    INDEX TO STATUTORY FINANCIAL STATEMENTS

                                                                            PAGE
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and
  Surplus.................................................................. F-3

Statutory Statements of Summary of Operations.............................. F-5

Statutory Statements of Changes in Capital and Surplus..................... F-6

Statutory Statements of Cash Flow.......................................... F-7

Notes to Statutory Financial Statements.................................... F-9

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1/ /and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2019

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                2018      2017
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,329.0 $11,278.2
   Preferred stocks --
     nonaffiliates...........      46.5      46.5
   Common stocks --
     affiliates..............     180.4     196.6
   Common stocks --
     nonaffiliates...........      24.0      16.1
   Mortgage loans............   1,867.2   1,775.4
   Real estate...............      12.1      10.8
   Contract loans............     507.5     522.4
   Cash, cash
     equivalents and
     short-term
     investments.............     307.2     360.0
   Other invested assets.....      84.0      93.8
   Receivable for
     securities..............       4.9       5.2
   Derivative assets.........      42.3      82.7
   Securities lending
     reinvested
     collateral..............      24.0      43.5
                              --------- ---------
       Total cash and
         invested assets.....  14,429.1  14,431.2

Amounts recoverable from
  reinsurers and funds
  held.......................     471.4     466.0
Deferred tax asset...........     153.3     109.8
Guaranty funds receivable....       7.4       8.0
Premiums and accounts
  receivable.................     492.4     519.5
Investment income due
  and accrued................     131.5     128.1
Receivable from parent,
  subsidiaries and
  affiliates.................        --      30.5
Current Federal and
  foreign income tax
  recoverable and
  interest thereon...........      24.9       0.8
Other assets.................      23.0      28.5
Separate account assets......   5,451.1   6,722.1
                              --------- ---------
       Total admitted
         assets.............. $21,184.1 $22,444.5
                              ========= =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                 2018       2017
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,188.3  $ 7,229.2
   Aggregate reserves --
     annuity contracts.......   4,811.3    4,816.5
   Aggregate reserves --
     accident and health
     policies................       1.3        1.5
   Liability for
     deposit-type
     contracts...............     775.9      647.8
   Liability for policy
     and contract claims.....     107.9       91.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       6.5        7.5
   Other amounts payable
     on reinsurance..........     127.3      133.7
   Interest maintenance
     reserve.................      25.0       37.4
   Commissions payable.......       0.2        0.4
   General expenses due
     or accrued..............       1.5        1.9
   Transfers to separate
     accounts due or
     accrued.................     (14.2)     (34.9)
   Taxes, licenses, and
     fees due or accrued.....       9.2       11.6
   Current Federal
     income tax payable......        --        6.6
   Unearned investment
     income..................       7.2        7.6
   Amounts withheld or
     retained by company
     as agent or trustee.....      11.3       11.8
   Remittances and items
     not allocated...........      22.0       30.3
   Asset valuation
     reserve.................      75.2       98.9
   Payable to parent,
     subsidiaries and
     affiliates..............       4.6         --
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,379.6    1,253.0
   Payable for
     securities lending......      24.0       43.5
   Payable for securities....       4.6        7.0
   Derivative liabilities....        --        2.0
   Payable for
     collateral received
     from derivatives
     counterparties..........      10.1       29.0
   Separate account
     liabilities.............   5,451.1    6,722.1
                              ---------  ---------
       Total liabilities.....  20,030.2   21,155.7
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (328.4)    (193.5)
                              ---------  ---------
       Total capital and
         surplus.............   1,153.9    1,288.8
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,184.1  $22,444.5
                              =========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                    2018      2017       2016
                                  --------  --------  ---------
Revenues:
   Premiums and annuity
     considerations.............. $    6.4  $  520.7  $(2,356.6)
   Considerations for
     supplementary
     contracts with life
     contingencies...............     17.1      18.8       18.1
   Net investment income.........    639.8     669.2      741.6
   Amortization of
     interest
     maintenance reserve.........       --        --       (2.8)
   Commissions and
     expense allowances
     on reinsurance ceded........    274.2     143.8    3,325.3
   Reserve adjustments
     on reinsurance ceded........    (11.4)    (82.7)    (404.5)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................    116.2     124.7      127.2
   Other income..................     29.2      28.5       26.1
                                  --------  --------  ---------
       Total revenues............  1,071.5   1,423.0    1,474.4
                                  --------  --------  ---------
Benefits:
   Death benefits................    400.2     441.2      417.2
   Matured endowments............      3.0       2.4        1.4
   Annuity benefits..............    402.5     417.8      414.9
   Disability benefits
     and benefits under
     accident and health
     policies....................      3.9       4.1        4.5
   Surrender benefits
     and other fund
     withdrawals.................    701.7     783.8      735.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     13.4      12.8       12.1
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     25.4      24.5       25.2
   Increase (decrease)
     in aggregate
     reserves -- life,
     annuity and
     accident and health.........    (46.3)    233.2     (333.4)
                                  --------  --------  ---------
       Total benefits............  1,503.8   1,919.8    1,277.6
                                  --------  --------  ---------
Expenses:
   Commissions...................    124.5     188.6      560.7
   General insurance
     expenses....................    137.4     140.8      166.6
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     25.4      25.3       33.0
   Net transfer from
     separate accounts...........   (565.6)   (607.7)    (575.8)
   Other expenses................     57.1    (250.2)      85.2
                                  --------  --------  ---------
       Total expenses............   (221.2)   (503.2)     269.7
                                  --------  --------  ---------
       Total benefits
         and expenses............  1,282.6   1,416.6    1,547.3
                                  --------  --------  ---------
          Gain (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (211.1)      6.4      (72.9)
Federal and foreign
  income taxes...................    (18.8)     51.9      120.4
                                  --------  --------  ---------
          Loss before
            realized
            capital
            gains
            (losses).............   (192.3)    (45.5)    (193.3)
Realized capital gains
  (losses), net..................    (17.2)     13.4     (107.9)
                                  --------  --------  ---------
          Net loss............... $ (209.5) $  (32.1) $  (301.2)
                                  ========  ========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                           Common stock
                           -------------
                                                   Unassigned
                                          Paid in   surplus
                           Amount Shares  surplus  (deficit)    Total
                           ------ ------ --------  ---------- --------
Balances as of
  December 31, 2015....... $25.6  25,651 $1,485.2   $ 158.0   $1,668.8
   Net loss...............    --      --       --    (301.2)    (301.2)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --      34.0       34.0
   Change in net
     deferred tax assets..    --      --       --    (209.5)    (209.5)
   Change in nonadmitted
     assets...............    --      --       --     213.9      213.9
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --      59.7       59.7
   Change in asset
     valuation reserve....    --      --       --     (10.9)     (10.9)
   Payment under tax
     assumption agreement.    --      --    (36.0)       --      (36.0)
   Changes in surplus as
     a result of
     reinsurance..........    --      --       --      68.7       68.7
   Other..................    --      --      7.5      (7.5)        --
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2016.......  25.6  25,651  1,456.7       5.2    1,487.5
   Net loss...............    --      --       --     (32.1)     (32.1)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --     (28.9)     (28.9)
   Change in net
     deferred tax assets..    --      --       --    (128.1)    (128.1)
   Change in nonadmitted
     assets...............    --      --       --      39.3       39.3
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --       0.3        0.3
   Change in asset
     valuation reserve....    --      --       --       1.6        1.6
   Change in surplus as
     a result of
     reinsurance..........    --      --       --     (39.6)     (39.6)
   Prior period
     correction -
     universal life
     insurance reserves,
     net of tax benefit
     of $6.0..............    --      --       --     (11.2)     (11.2)
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2017.......  25.6  25,651  1,456.7    (193.5)   1,288.8
   Net loss...............    --      --       --    (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --    (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses.....    --      --       --      (0.5)      (0.5)
   Change in net
     deferred tax assets..    --      --       --      34.0       34.0
   Change in nonadmitted
     assets...............    --      --       --      13.1       13.1
   Change in asset
     valuation reserve....    --      --       --      23.7       23.7
   Change in surplus as
     a result of
     reinsurance..........    --      --       --      39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth Financial...    --      --       --     103.2      103.2
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2018....... $25.6  25,651 $1,456.7   $(328.4)  $1,153.9
                           =====  ====== ========   =======   ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                            2018      2017      2016
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $   30.6  $  503.9  $  302.4
   Net investment income.................    619.0     638.5     716.4
   Miscellaneous income..................    448.2     167.2     105.6
                                          --------  --------  --------
          Total cash
            provided
            from revenues................  1,097.8   1,309.6   1,124.4
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,445.1   1,565.3   1,145.3
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (586.3)   (615.5)   (570.2)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    283.3     264.5     324.1
   Federal and foreign
     taxes paid, net of
     capital gains
     (losses)............................      6.3      16.4     127.7
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,148.4   1,230.7   1,026.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............    (50.6)     78.9      97.5
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,614.4   1,605.3   1,704.2
       Stocks............................      0.6      33.6     309.1
       Mortgage loans....................    210.9     135.5     215.8
       Real estate.......................      0.2        --      17.8
       Other invested
         assets..........................      7.7       8.9      10.1
       Miscellaneous
         proceeds........................     49.9     102.9       6.7
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,883.7   1,886.2   2,263.7
                                          --------  --------  --------
   Cost of investments
     acquired (long-term
     only):
       Bonds.............................  1,663.3   1,393.6   1,683.0
       Stocks............................      8.5      11.8     117.5
       Mortgage loans....................    302.9     239.8     167.1
       Real estate.......................      1.9       0.9       0.1
       Other invested
         assets..........................      0.1      10.0       1.4
       Miscellaneous
         applications....................      2.5      34.9     128.4
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,979.2   1,691.0   2,097.5
   Net increase
     (decrease) in
     contract loans and
     premium notes.......................    (15.9)    (11.8)     30.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    (79.6)    207.0     135.3
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................      0.2    (165.5)   (213.4)
       Capital and paid
         in surplus,
         less treasury
         stock...........................       --        --     (28.5)
       Other cash
         provided
         (applied).......................     77.2     (61.7)    111.7
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................     77.4    (227.2)   (130.2)
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................    (52.8)     58.7     102.6
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    360.0     301.3     198.7
                                          --------  --------  --------
   End of year........................... $  307.2  $  360.0  $  301.3
                                          ========  ========  ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                            2018     2017      2016
                          -------  -------  ---------
Supplemental information:
   Interest
     capitalization --
     net investment
     income.............. $ (14.3) $ (17.6) $   (21.1)
   Interest
     capitalization --
     bond purchases......   (14.3)   (17.6)     (21.1)
   Securities exchanged
     -- bond proceeds....  (143.2)   (94.6)    (123.5)
   Securities exchanged
     -- bond purchases...  (143.2)   (94.6)    (123.5)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid................    (3.9)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds............  (231.0)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases...........  (330.3)      --         --
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement...........  (103.2)      --         --
   Rivermont account
     value adjustment --
     benefits and loss
     related.............
   payments..............   (27.5)      --         --
   Rivermont account
     value adjustment --
     stock purchases.....   (27.5)      --         --
   Transfer from bonds
     to other invested
     assets -- bonds.....      --     (4.0)        --
   Transfer from bonds
     to other invested
     assets -- other
     invested assets.....      --     (4.0)        --
   Reinsurance treaties
     -- premiums.........      --    (36.2)   2,601.2
   Reinsurance treaties
     -- commissions......      --   (207.1)  (2,543.2)
   Reinsurance treaties
     -- bond purchases...      --   (177.3)        --
   Reinsurance treaties
     -- mortgage loan
     purchases...........      --    (48.7)        --
   Reinsurance treaties
     -- contract loans...      --     14.9         --
   Reinsurance treaties
     -- stock purchases..      --       --         --
   Reinsurance treaties
     -- benefits and
     loss related
     payments............      --       --      318.1
   Reinsurance treaties
     -- miscellaneous
     income..............      --       --      100.0
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     affiliates..........      --       --     (276.1)
   Transfer of bonds
     from affiliates.....      --       --       (1.3)
   Transfer of bonds
     from affiliates.....      --       --        1.3


           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2018:

                                                                  2018
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company IX ("RLIC IX")............ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         Rivermont Life Insurance Company I ("Rivermont")....... 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2018, the Company also owns 100% of the common stock of Assigned Settlement Inc. ("ASI"), which is fully nonadmitted.

   The Company's direct subsidiaries previously included River Lake Insurance Company ("RLIC"), River Lake Insurance Company II ("RLIC II") and River Lake Insurance Company IV Limited ("RLIC IV"). RLIC and RLIC II were dissolved on April 11, 2016. RLIC IV was dissolved on December 1, 2016.

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("Parent"), a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger").

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of the Merger as soon as possible. In December 2018 and January 2019, Genworth received the remaining approvals from its U.S. domestic insurance regulators. These approvals had multiple conditions, including but not limited to, the Merger being consummated without the purchase of the Company from GLIC by a Genworth intermediate holding company, which had been initially proposed and which Genworth refers to as the "GLAIC unstacking." Genworth's U.S. domestic regulatory approvals included the approval from the Delaware Department of Insurance (the "Delaware Department"). Genworth and China Oceanwide worked with the Delaware Department and other regulators to obtain approval of the Merger without the GLAIC unstacking throughout the second half of 2018. As part of the Delaware Department approval, Genworth and China Oceanwide agreed, following the Merger, Genworth Holdings, Inc. ("Genworth Holdings") will contribute $175.0 to GLIC, which was previously committed by Genworth to be used as partial consideration for the GLAIC unstacking. The $175.0 will be contributed in three equal

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

tranches, with the first contribution completed by the end of March 2019, the second contribution completed by the end of September 2019 and the final contribution completed by the end of January 2020. In addition, at or before the closing of the Merger, the Company will purchase from GLIC an intercompany note with a principal amount of $200.0. This intercompany note was issued by Genworth Holdings to GLIC, with Genworth Holdings obligated to pay the principal amount on the maturity date of March 2020. The purchase price will be at fair value, but not less than $200.0. No changes will be made to the existing terms of the intercompany note, other than Genworth Holdings will now pay the Company the principal amount of the note at maturity.

   On March 14, 2019, Genworth, Parent and Merger Sub entered into a ninth waiver and agreement ("Ninth Waiver and Agreement") pursuant to which Genworth and Parent each agreed to waive until April 30, 2019 its right to terminate the Merger Agreement and abandon the Merger in accordance with the terms of the Merger Agreement. The Ninth Waiver and Agreement extended the eighth waiver and agreement extension deadline of March 15, 2019 to allow additional time for the remaining regulatory approval and clearance processes. Given closing of the transaction extended past March 31, 2019, timing of the initial tranche of the $175.0 post-closing capital commitment to GLIC from Genworth Holdings will need to be adjusted.

  (b) Nature of Business

   The Company is one of a number of subsidiaries of Genworth that provides insurance, investment and financial solutions. The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of the Company's offerings for traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

   The Company also has non-strategic products which have not been actively sold since 2011, but it continues to service its existing blocks of business. The Company's non-strategic products include variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and previously included funding agreements backing notes ("FABNs"). Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no permitted accounting practices that vary from prescribed accounting. However, certain of the Company's subsidiaries have such permitted practices granted by their respective state of domicile as described in Note 2(b).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (d) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities.

  . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net loss.

  . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

  . Interest Maintenance Reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  . Asset Valuation Reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in operations for the period.

  . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  . Under SAP, premiums of universal life insurance and deferred annuity contracts including policy charges are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net loss and cash from operations.

  . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (e) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (f) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. In applying the retrospective adjustment method, the Company elected to use the book value as of January 1, 1994 as the cost for securities purchased prior to January 1, 1994 where historical cash flows are not readily available. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. There were no nonadmitted amounts related to bond holdings as of December 31, 2018 and 2017.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. See Note 1(u).

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of December 31, 2018 and 2017, the Company's investment in real estate consisted of properties occupied by the Company of $12.1 and $10.8, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, owns certain mortgage loans contributed by the Company. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in bonds and short-term investments, which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (g) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

   For single name credit default swaps, an income approach is used to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of derivatives and results in these derivatives being classified as Level 2.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (h) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2018 and 2017, the Company's nonadmitted investment income due and accrued was zero.

  (i) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (j) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method, except variable annuities which use the Commissioners' Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (k) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (l) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into loss on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (m) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

  (n) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned funds (surplus) in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (o) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (p) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

  (q) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2018 and 2017, EDP equipment and operating software and non-operating software totaled $10.0 and $11.4, respectively. For the years ended December 31, 2018, 2017 and 2016 total depreciation expense for EDP equipment and operating software and non-operating software was $5.7, $8.0, and $10.4, respectively. Of these amounts, $0.3, $0.2 and $0.4 were related to EDP equipment and operating software as of December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, total accumulated depreciation totaled $123.1 and $118.8, respectively, inclusive of $0.5 in each year related to EDP equipment and operating software.

  (r) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses interest rate swaps, equity index options, equity return swaps, credit default swaps and financial futures for hedging. Interest rate swaps and interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Equity index options, equity futures, and equity return swaps are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Interest rate swaps that qualify for hedge accounting and certain credit default swaps used in replication transactions are carried at amortized cost while non-qualifying interest rate swaps, and credit default swaps are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

  (s) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (t) Going Concern

   As of December 31, 2018, the Company's management does not have any doubts about the Company's ability to continue as a going concern.

  (u) Accounting Changes

   In February 2018, the NAIC's Statutory Accounting Principles Working Group ("SAPWG") issued guidance on accounting for the Tax Cuts and Jobs Act ("TCJA") regarding a limited scope exception to SSAP No. 9, Subsequent Events. In this guidance, the SAPWG adopted many of the provisions issued by the U.S. Securities Exchange Commission in Staff Accounting Bulletin 118 with regard to estimates under the TCJA. For items under the TCJA that are complete, the Company reflected the income tax effects in its 2017 statutory financial statements. Reasonable estimates updated and/or established after the issuance of the 2017 statutory financial statements but before the issuance of the year end 2017 audited statutory financial statements, were not recognized as Type I subsequent events. Instead, these changes, as well as future changes in estimates shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, when the information necessary to update the estimate becomes available. In May 2018, the NAIC adopted revisions to SSAP No. 101 which were effective upon adoption. See Note 6 for additional discussion.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13.

   In August 2017, the NAIC adopted modifications to SSAP No. 1, Accounting Policies, Risks & Uncertainties, and Other Disclosures, which were effective upon adoption and applied on a prospective basis. These modifications clarify that cash equivalents and short-term investments are reported in the restricted asset disclosures. These modifications did not have an impact on the Company's financial statements or disclosures.

   In April 2017, the NAIC adopted modifications to SSAP No. 30, Unaffiliated Common Stock, SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities as they relate to ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which were effective on January 1, 2017 and applied on a prospective basis. These modifications included the definition of control and provided guidance as to when an investment qualified (or no longer qualifies) for the equity method of accounting. These modifications further specified that when the level of investment in a SCA entity fell below the level of control, defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee in SSAP No. 97, the reporting entity should discontinue the use of the equity method of accounting. When an entity becomes qualified to use the equity method of accounting, the entity should add the cost of acquiring the additional interest in the investee to the current basis of the previously held interest and apply the equity method of accounting, prospectively. The Company has adopted these modifications, which did not have an impact on the Company's financial statements.

   In June 2017, the NAIC adopted modifications to SSAP No. 37, which were effective upon adoption and applied on a prospective basis. These modifications clarify that a reporting entity providing a mortgage loan as a "participant in a mortgage loan agreement," should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender. These modifications did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 2(c).

   In March 2017, the NAIC adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which were effective on January 1, 2017 and applied on a prospective basis. The revisions allow for the discounting of liabilities for

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

guaranty funds and the related assets recognized from accrued and paid liability assessments from insolvencies of entities that wrote LTC contracts and required new disclosures. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 7.

   In December 2016, the NAIC adopted substantive revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, which were effective on December 31, 2017 and applied on a prospective basis. These revisions reclassified money market mutual funds from short-term investments to cash equivalents and required that money market mutual funds be valued at fair value or net asset value as a practical expedient. These revisions did not have a significant impact on the Company's capital and surplus, with the only impact being the exclusion of money market mutual funds from the calculation of AVR under the revised guidance.

   In November 2016, the NAIC adopted modifications to SSAP No. 56, Separate Accounts, which were effective on December 31, 2017 and applied on a prospective basis. These revisions removed disclosures related to total maximum guarantees. These modifications did not have an impact on the Company's financial statements; however, disclosures were removed from Note 10.

   In June 2016, the NAIC adopted SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications added accounting guidance for short sales and required new disclosures about short sale transactions. This adoption did not have an impact on the Company's financial statements.

   In August 2016, the NAIC adopted substantive revisions to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of Principle-Based Reserves, which were effective on January 1, 2017. For life insurance policies issued during 2017 through 2019, the first three years following the operative date of the Valuation Manual, the Valuation Manual allows companies to continue using the current reserve methodologies. The Company elected the three-year phased in approach with the first year of impact in the financial statements for the year ending
December 31, 2020; therefore, there was no impact on the Company's financial statements in 2017 or 2018.

   In June 2016, the NAIC adopted modifications to SSAP No. 26R, Bonds, and SSAP No. 43R, Loan-backed and Structured Securities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses. These modifications also added specific disclosures related to securities sold, redeemed or otherwise disposed of as a result of a callable feature. These modifications did not have a significant impact on the Company's financial statements; however, additional disclosures were included in Note 2(e).

   In April 2016, the NAIC adopted substantive revisions to SSAP No. 41R, Surplus Notes, which were effective on January 1, 2017 and applied on a prospective basis. These revisions required that the surplus notes with a designation equivalent to NAIC 1 or NAIC 2 be reported at amortized cost and all other surplus notes be reported at the lesser of amortized cost or fair value. The revisions also incorporated guidance to clarify when surplus notes shall be nonadmitted, have an unrealized loss, and undergo an OTTI assessment. These revisions did not have an impact on the Company's financial statements.

  (v) Correction of Error

   During 2017, the Company recorded a prior period correction related to Actuarial Guideline 38 ("AG38") part 8D reserves for lapse assumptions on certain of its universal life insurance products with secondary guarantees. To record this correction, the Company increased the aggregate reserves for life contracts by $17.2 and net deferred tax assets by $6.0, with an offsetting decrease of $11.2 to unassigned surplus as of January 1, 2017, in accordance with SSAP No. 3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2018 and 2017, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2018
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   611.0 $ 84.3    $ --   $  (6.7)  $  --   $   688.6
   All other governments.     118.9    8.4      --      (1.7)     --       125.6
   States, territories,
     and possessions.....     153.5   15.5      --      (0.2)     --       168.8
   Special revenue and
     special assessment
     obligations.........     361.7   39.3      --      (1.0)     --       400.0
   Industrial and
     miscellaneous.......   7,800.8  284.9      --    (247.8)     --     7,837.9
   Residential
     mortgage-backed.....     847.9   56.5     0.5      (6.5)     --       898.4
   Commercial
     mortgage-backed.....     820.8    8.8      --     (18.7)     --       810.9
   Other asset-backed
     structured
     securities..........     538.5    2.8      --      (4.6)     --       536.7
   Hybrids...............      75.9    0.8      --      (3.3)   (0.9)       72.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,329.0  501.3     0.5    (290.5)   (0.9)   11,539.4
Preferred and common
  stocks -- nonaffiliates      70.5    0.6      --      (2.2)     --        68.9
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,399.5 $501.9    $0.5   $(292.7)  $(0.9)  $11,608.3
                          =========  ======    ====  =======   =====   =========

                                                2017
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   715.0 $117.8    $ --   $  (0.9)  $  --   $   831.9
   All other governments.     144.7   18.4      --      (0.5)     --       162.6
   States, territories,
     and possessions.....     185.3   23.7      --      (0.2)     --       208.8
   Special revenue and
     special assessment
     obligations.........     383.0   52.7      --      (0.2)     --       435.5
   Industrial and
     miscellaneous.......   7,264.2  647.2      --     (23.0)     --     7,888.4
   Residential
     mortgage-backed.....   1,093.7   76.9     1.0      (2.7)     --     1,168.9
   Commercial
     mortgage-backed.....     927.5   23.7     0.7      (8.1)     --       943.8
   Other asset-backed
     structured
     securities..........     469.9    3.4      --      (0.9)     --       472.4
   Hybrids...............      94.9    9.4     1.1      (0.9)     --       104.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,278.2  973.2     2.8     (37.4)     --    12,216.8
Preferred and common
  stocks -- nonaffiliates      62.6    2.6      --        --      --        65.2
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,340.8 $975.8    $2.8   $ (37.4)  $  --   $12,282.0
                          =========  ======    ====  =======   =====   =========

   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no significant unrealized losses on bonds with a NAIC designation of six where carrying value equals fair value as of December 31, 2018 and 2017.

   As of December 31, 2018, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2018
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   182.7    $   183.8
      Due after one year through five years....     1,516.2      1,535.6
      Due after five years through ten years...     2,052.8      2,042.9
      Due after ten years......................     5,370.1      5,531.1
                                                  ---------    ---------
         Subtotals.............................     9,121.8      9,293.4
      Residential mortgage-backed..............       847.9        898.4
      Commercial mortgage-backed...............       820.8        810.9
      Other asset-backed structured securities.       538.5        536.7
                                                  ---------    ---------
         Totals................................   $11,329.0    $11,539.4
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, approximately 68.9% and 64.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2018 and 2017, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

   The credit quality mix of the bond portfolio as of December 31, 2018 and 2017 was as follows. The quality ratings represent NAIC designations.

                                            2018              2017
                                      ----------------  ----------------
                                      Carrying          Carrying
                                       value    Percent  value    Percent
                                      --------- ------- --------- -------
       Class 1 -- highest quality.... $ 6,043.3   53.3% $ 6,696.4   59.4%
       Class 2 -- high quality.......   4,816.3   42.5    4,068.4   36.1
       Class 3 -- medium quality.....     428.2    3.8      463.1    4.1
       Class 4 -- low quality........      40.0    0.4       49.1    0.4
       Class 5 -- lower quality......       1.0     --        1.0     --
       Class 6 -- in or near default.       0.2     --        0.2     --
                                      ---------  -----  ---------  -----
          Totals..................... $11,329.0  100.0% $11,278.2  100.0%
                                      =========  =====  =========  =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC ("S&P") or Moody's Investors Service, Inc. ("Moody's"), are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2018 and 2017.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31, 2018 and 2017 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2018, 2017 and 2016:

                           GLICNY     JLIC   Rivermont RLIC VI  RLIC VII RLIC VIII RLIC IX RLIC X
                          --------  -------- --------- -------  -------- --------- ------- ------
2018
Total admitted assets.... $7,664.4   $128.3   $606.8   $ 270.0   $156.7   $333.6   $255.7  $246.6
Total liabilities........  7,430.6     67.7    486.5     252.6    141.7    302.9    241.7   227.3
Total capital and surplus    233.8     60.6    120.3      17.4     15.0     30.7     14.0    19.3
Net income (loss)........    (56.0)     4.9     (1.3)    547.9     (0.7)    (2.8)   528.8   447.8

2017
Total admitted assets.... $7,985.9   $128.7   $594.3   $ 863.9   $169.4   $321.8   $822.9  $703.0
Total liabilities........  7,697.5     68.8    471.7     831.8    151.7    290.2    809.0   676.1
Total capital and surplus    288.4     59.9    122.6      32.1     17.7     31.6     13.9    26.9
Net income (loss)........   (168.1)    (0.6)    (8.1)    (10.1)    13.8      8.0      4.6   (44.1)

2016
Total admitted assets.... $8,495.5   $125.5   $569.4   $ 856.6   $184.9   $309.6   $832.8  $617.5
Total liabilities........  8,014.3     65.0    440.7     810.8    177.2    280.0    811.5   576.5
Total capital and surplus    481.2     60.5    128.7      45.8      7.7     29.6     21.3    41.0
Net income (loss)........    (19.9)    25.1    (12.2)   (182.2)   (56.6)   (91.7)     3.3   (63.7)

                           RLIC*    RLIC II* RLIC IV**
                          --------  -------- ---------
2016
Total admitted assets.... $     --   $   --   $   --
Total liabilities........       --       --       --
Total capital and surplus       --       --       --
Net income (loss)........    983.1    790.6     55.4

--------
*  Net income prior to dissolution on April 11, 2016.
** Net income prior to dissolution on December 1, 2016.

   As of December 31, 2018 and 2017, the Company's investment in Rivermont was zero as the entity had an unassigned deficit (excluding surplus notes outstanding). Rivermont has no permitted practices. See Note 8 for additional information.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   RLIC VII and RLIC VIII were granted a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserves held by RLIC VII and RLIC VIII flows through special surplus funds, rather than through RLIC VII and RL VIII's unassigned deficit. As of December 31, 2018 and 2017, the Company carried its investments in RLIC VII and RLIC VIII at zero as these entities had an unassigned deficit, excluding the special surplus funds.

   Effective June 1, 2018, RLIC VI was granted a permitted practice by the Delaware Department pursuant to carry its reserves on a U.S. GAAP basis, pursuant to Title 18, Section 6907 and 6962 of the Delaware Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI will flow through special surplus funds, rather than through RLIC VI's unassigned deficit. Prior to June 1, 2018, RLIC VI had been granted a permitted practice to record an excess of loss ("XOL") reinsurance agreement with The Canada Life Assurance Company ("Canada Life") and the Company as a gross admitted asset (the "RLIC VI XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC VI's statutory surplus. The RLIC VI XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Delaware Department), or $600.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC VI was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP
No. 101 related to the RLIC VI XOL Coverage Amount. Effective June 1, 2018, RLIC VI withdrew this permitted practice and no longer recognizes the RLIC VI XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC VI at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC IX was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC IX will flow through special surplus funds, rather than through RLIC IX's unassigned deficit. Prior to January 1, 2018, RLIC IX had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset (the "RLIC IX XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC IX's statutory surplus. The RLIC IX XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $620.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC IX was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC IX XOL Coverage Amount. Effective January 1, 2018, RLIC IX withdrew this permitted practice and no longer recognizes the RLIC IX XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC IX at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC X was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC X will flow through special surplus funds, rather than through RLIC X's unassigned deficit. Prior to January 1, 2018, RLIC X had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Hannover Life Reassurance Company of America ("Hannover") as a gross admitted asset (the "RLIC X XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC X's statutory surplus. The RLIC X XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $900.0 minus the balance of any unreimbursed payments previously made by Hannover under this XOL reinsurance agreement. RLIC X was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC X XOL Coverage Amount. Effective January 1, 2018,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC X withdrew this permitted practice and no longer recognizes the RLIC X XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC X at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock affiliates. As of December 31, 2018 and 2017, the Company's investment in Newco was $39.2 and $37.2, respectively, of which $3.8 and $4.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97. The amount amortized for the years ended December 31, 2018, 2017 and 2016 was $1.0 in each year.

   As of December 31, 2018 and 2017, the Company also had an investment of $4.3 and $5.3, respectively, in a downstream noninsurance holding company, GNWLAAC RE, included in other invested assets. GNWLAAC RE is audited and fully admitted at U.S. GAAP equity.

  (c) Mortgage Loans

   As of December 31, 2018 and 2017, the Company's mortgage loan portfolio consisted of 445 and 461, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for mortgage loans during 2018 were 5.8% and 4.1%, respectively. All of the mortgage loans were current as of December 31, 2018 and 2017.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2018 and 2017:

                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  680.4    36.4%   $  637.6    35.9%
      Industrial.................    534.6    28.6       505.9    28.5
      Office.....................    438.1    23.5       411.7    23.2
      Apartments.................    119.7     6.4       120.6     6.8
      Mixed use..................     50.6     2.7        54.4     3.1
      Other......................     43.8     2.4        45.2     2.5
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  491.6    26.3%   $  478.0    26.9%
      Pacific....................    452.3    24.2       453.7    25.6
      Middle Atlantic............    214.4    11.5       200.3    11.3
      West North Central.........    186.6    10.0       181.4    10.2
      East North Central.........    149.1     8.0       143.8     8.1
      Mountain...................    133.3     7.1        97.4     5.5
      West South Central.........     89.5     4.8        76.2     4.3
      East South Central.........     85.1     4.6        87.6     4.9
      New England................     65.3     3.5        57.0     3.2
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2018 and 2017. The Company had no impaired loans as of December 31, 2018 and 2017.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

                                     2018                        2017
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,867.2  $1,867.2   $ --   $1,775.4  $1,775.4
Interest reduced
   Recorded investment...  $ --   $     --  $     --   $ --   $    1.8  $    1.8
   Number of loans.......    --         --        --     --          2         2
   Percent reduced.......   -- %       -- %      -- %   -- %       0.9%      0.9%
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $   29.3  $   29.3   $ --   $   29.6  $   29.6

   As of December 31, 2018 and 2017, the Company held no farm, mezzanine or residential mortgage loans.

   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   During the years ended December 31, 2018, 2017 and 2016, the Company originated $7.8, $43.4 and $32.0, respectively, in mortgage loans secured by real estate in California. As of December 31, 2018 and 2017, the Company held $286.5 and $301.9, respectively, of mortgages secured by real estate in California, which was 15.3% and 17.0%, respectively, of its total mortgage portfolio.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2018 and 2017:

                                    2018 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $241.3  $171.8  $267.3   $  --     $ --    $  680.4
Industrial...............  249.6    87.8   183.1    14.1       --       534.6
Office...................  107.0   174.4   156.7      --       --       438.1
Apartments...............   56.4    22.1    36.4     4.8       --       119.7
Mixed use................   24.2     7.6    18.8      --       --        50.6
Other....................    7.3    20.2    16.3      --       --        43.8
                          ------  ------  ------   -----     ----    --------
   Total................. $685.8  $483.9  $678.6   $18.9     $ --    $1,867.2
                          ======  ======  ======   =====     ====    ========
Percent of total.........   36.8%   25.9%   36.3%    1.0%     -- %      100.0%
                          ======  ======  ======   =====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    2.6     2.5     1.6     1.5       --         2.2
                          ======  ======  ======   =====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                    2017 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $292.8  $124.1  $220.7    $ --     $ --    $  637.6
Industrial...............  244.3    90.2   169.3     2.1       --       505.9
Office...................  192.8    62.3   156.6      --       --       411.7
Apartments...............   78.1    26.8    10.8     4.9       --       120.6
Mixed use................   27.8    19.7     6.9      --       --        54.4
Other....................   24.4    15.7     5.1      --       --        45.2
                          ------  ------  ------    ----     ----    --------
   Total................. $860.2  $338.8  $569.4    $7.0     $ --    $1,775.4
                          ======  ======  ======    ====     ====    ========
Percent of total.........   48.4%   19.1%   32.1%    0.4%     -- %      100.0%
                          ======  ======  ======    ====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    3.3     1.8     1.6     1.1       --         2.5
                          ======  ======  ======    ====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2018 and 2017:

                                  2018 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.0     $ 38.7      $146.4      $285.7       $203.6    $  680.4
Industrial...............     3.7       29.2        65.8       197.3        238.6       534.6
Office...................    16.9       19.2        35.6       230.5        135.9       438.1
Apartments...............      --       16.9        25.1        25.5         52.2       119.7
Mixed use................     0.2         --         2.9        24.3         23.2        50.6
Other....................    11.3        0.3        16.3         9.2          6.7        43.8
                            -----     ------      ------      ------       ------    --------
   Total.................   $38.1     $104.3      $292.1      $772.5       $660.2    $1,867.2
                            =====     ======      ======      ======       ======    ========
Percent of total.........     2.0%       5.6%       15.6%       41.4%        35.4%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    51.3%      61.9%       62.6%       59.0%        42.9%       53.9%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                  2017 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 7.9     $ 60.2      $109.6      $222.0       $237.9    $  637.6
Industrial...............     3.6       17.7        69.3       205.6        209.7       505.9
Office...................    15.5        9.7        50.4        94.1        242.0       411.7
Apartments...............      --        7.7        24.3        31.2         57.4       120.6
Mixed use................     0.4        1.1          --        27.1         25.8        54.4
Other....................      --       12.0          --        13.7         19.5        45.2
                            -----     ------      ------      ------       ------    --------
   Total.................   $27.4     $108.4      $253.6      $593.7       $792.3    $1,775.4
                            =====     ======      ======      ======       ======    ========
Percent of total.........     1.5%       6.1%       14.3%       33.5%        44.6%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    52.1%      57.6%       59.2%       56.9%        37.0%       48.3%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company did not have any floating rate mortgage loans.

  Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2018:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        6               15
     Centerline Georgia Investor VII, LLC.        4               15
     CCL Missouri Investor III, LLC.......       --               15
     CCL Missouri Investor V, LLC.........       --               15
     Savannah Tax Credit Fund, LLC........       --               15
     WNC Hawaii Tax Credits 36, LP........       --               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2018, 2017 and 2016 were as follows:

         Fund name                              State   2018 2017 2016
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia   0.2  0.4  0.4
         CCL Missouri Investor III, LLC....... Missouri  0.1  0.4  0.5
         CCL Missouri Investor V, LLC......... Missouri  0.1  0.2  0.2
         Savannah Tax Credit Fund, LLC........ Georgia   0.1  0.1  0.1
         WNC Hawaii Tax Credit 36, LP......... Hawaii     --  0.1  0.1
                                                        ---- ---- ----
         Total................................          $0.7 $1.4 $1.5
                                                        ==== ==== ====

   The balance of the investment recognized was as follows:

                Fund name                             2018 2017
                ---------                             ---- ----
                Alliant EWA Villages II Hawaii, LLC.. $0.6 $0.6
                Centerline Georgia Investor VII, LLC.   --  0.1
                CCL Missouri Investor III, LLC.......   --   --
                CCL Missouri Investor V, LLC.........   --   --
                Savannah Tax Credit Fund, LLC........   --   --
                WNC Hawaii Tax Credits 36, LP........   --   --
                                                      ---- ----
                Total................................ $0.6 $0.7
                                                      ==== ====

   As of December 31, 2018, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2018, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the year ended December 31, 2018 as follows:

            Description                         Amount of impairment
            -----------                         --------------------
            Alinda Infrastructure Fund I, L.P..         $0.1

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses interest rate swaps to reduce risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

   The Company uses over-the-counter equity return swaps to hedge the risk embedded in the Company's annuity liabilities. Under equity return swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between equity index returns and interest amounts calculated by reference to an agreed upon notional principal amount.

   The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the ISDA. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. The Company's maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default for credit default swaps, the Company is typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company had no credit default swaps where it sold protection on single name reference entities as of December 31, 2018 as each of the credit default swaps in the table below matured on March 20, 2018. The following table sets forth credit default swaps where the Company sold protection on single name reference entities and the carrying value as of December 31, 2017:

                                                            2017
                                              ---------------------------------
 Reference entity credit rating and maturity  Notional value Assets Liabilities
 -------------------------------------------  -------------- ------ -----------
   A Matures in less than one year...........     $ 5.0       $--       $--
   BBB Matures in less than one year.........       5.0        --        --
                                                  -----       ---       ---
   Total single name credit default swaps....     $10.0       $--       $--
                                                  =====       ===       ===

  Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2018, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2018 and 2017, the Company held derivative counterparty collateral with fair value of $10.1 and $29.0, respectively.

   The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2018 and 2017:

                                   2018                     2017
                          ----------------------- ------------------------
                          Carrying Fair  Notional Carrying Fair   Notional
Derivative type            value   value  value    value   value   value
---------------           -------- ----- -------- -------- -----  --------
Interest rate swap.......  $  --   $  -- $     --  $  --   $  --  $    4.9
Financial futures........     --      --  1,222.2     --      --   1,104.8
Cross currency swaps.....    0.7     1.2     19.7     --      --        --
Equity index options.....   39.0    39.0  2,628.0   79.6    79.6   2,420.3
Equity return swaps......     --      --       --   (2.0)   (2.0)     75.0
Credit default swaps.....     --      --       --     --      --      10.0
                           -----   ----- --------  -----   -----  --------
   Totals................  $39.7   $40.2 $3,869.9  $77.6   $77.6  $3,615.0
                           =====   ===== ========  =====   =====  ========

   The interest rate swaps, financial futures, equity index options, equity return swaps, and credit default swaps in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2018, 2017 and 2016.

   The Company recorded no unrealized gains or losses as of December 31, 2018 and 2017 resulting from derivatives that no longer qualify for hedge accounting.

   The futures margin account recorded as part of derivative assets was $2.6 and $3.1 as of December 31, 2018 and 2017, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

   Following the downgrades of the Company in 2017 and September 2018, the Company actively responded to any risk to the Company's derivatives portfolio arising from the right of its counterparties to terminate their derivatives transactions with the Company as a result of such downgrade. The Company negotiated with certain derivative counterparties to determine whether they would exercise their rights to terminate the transactions, agree to maintain the transactions with the Company and defer their rights to terminate them or whether they would permit the Company to move the transactions to clearing, subject to available capacity from its clearing agents. Moving forward, the Company's ability to enter into new derivatives transactions may be challenging and remains an active discussion with counterparties.

  (e) Net Investment Income

   For the years ended December 31, 2018, 2017 and 2016, the sources of net investment income of the Company were as follows:

                                              2018    2017    2016
                                             ------  ------  ------
           Bonds............................ $529.4  $534.1  $541.3
           Preferred and common stocks......    3.8    39.5    83.4
           Mortgage loans...................   87.6    84.1    85.8
           Contract loans...................   27.2    32.7    32.2
           Short-term investments...........    5.0     2.6     1.4
           Real estate......................    3.3     3.3     5.3
           Other invested assets............    6.5    10.4     6.8
           Derivative instruments...........   (5.7)  (20.3)    0.4
           Other............................    0.4     0.3     0.4
                                             ------  ------  ------
              Gross investment income.......  657.5   686.7   757.0
           Investment and interest expenses.  (17.7)  (17.5)  (15.4)
                                             ------  ------  ------
              Net investment income......... $639.8  $669.2  $741.6
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2018 and 2017 were as follows:

                                                   2018             2017
                                             ---------------- ----------------
                                             General Separate General Separate
                                             account account  account account
                                             ------- -------- ------- --------
  (1) Number of CUSIPS......................    22      --       38      --
  (2) Aggregate amount of investment income.  $2.9     $--     $4.9     $--

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As discussed in Note 1(u), effective January 1, 2017, the NAIC adopted modifications to SSAP No. 26R and SSAP No. 43R which clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses.

   For the years ended December 31, 2018, 2017 and 2016, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2018      2017      2016
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,614.4  $1,605.3  $1,704.2
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  121.8  $  135.8  $  165.0
   Losses on sales............................................   (152.2)   (113.9)   (255.6)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................    (30.4)     21.9     (90.6)
Impairment losses.............................................     (0.1)     (2.6)     (2.4)
                                                               --------  --------  --------
       Subtotal...............................................    (30.5)     19.3     (93.0)
Federal income tax (provision) benefit........................      1.6       2.2      (7.4)
Transfers to IMR, net of tax..................................     11.7      (8.1)     (7.5)
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $  (17.2) $   13.4  $ (107.9)
                                                               ========  ========  ========

  (f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2018, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2018, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

   The following tables present the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017:

                                                            2018
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................  $   43.4   $  (1.6)       3      $   64.2    $ (5.1)       3
   All other governments.....      50.1      (1.4)      13           8.2      (0.3)       2
   States, territories
     and possessions.........      20.6      (0.2)       4            --        --       --
   Special revenue and
     special assessment
     obligations.............      21.3      (0.6)       7          16.6      (0.4)       3
   Industrial and
     miscellaneous...........   3,389.4    (178.0)     646         676.8     (69.8)     129
   Residential
     mortgage-backed.........     136.9      (2.2)      23         116.8      (4.3)      25
   Commercial
     mortgage-backed.........     226.1      (6.3)      38         180.3     (12.4)      33
   Other asset-backed........     191.0      (4.0)      51          52.1      (0.6)      17
   Hybrids...................      40.6      (2.0)       5           7.8      (2.2)       1
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost....................  $4,111.7   $(194.1)     789      $1,099.9    $(88.7)     207
   20-50% below cost.........       7.7      (2.2)       1          22.9      (6.4)       6
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................      43.5      (2.2)       7            --        --       --
   20-50% below cost.........        --        --       --            --        --       --
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
Investment grade --
  fixed maturity
  securities.................  $3,804.2   $(178.9)     707      $1,078.7    $(89.8)     201
Below investment grade
  -- fixed maturity
  securities.................     315.2     (17.4)      83          44.1      (5.3)      12
Investment grade --
  equity securities..........      33.8      (1.9)       6            --        --       --
Below investment grade
  -- equity securities.......       9.7      (0.3)       1            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                        2017
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................ $ 10.5   $(0.1)        3     $ 61.3   $ (0.8)       2
   All other governments.....    8.5      --         2        4.8     (0.5)       1
   States, territories
     and possessions.........     --      --        --        4.8     (0.2)       1
   Special revenue and
     special assessment
     obligations.............   16.9    (0.1)        3        4.9     (0.1)       1
   Industrial and
     miscellaneous...........  460.8    (6.1)       91      440.5    (16.9)      77
   Residential
     mortgage-backed.........   96.1    (0.8)       24       64.7     (1.9)      15
   Commercial
     mortgage-backed.........  153.9    (1.1)       21      118.6     (7.0)      22
   Other asset-backed........   62.7    (0.7)       16       22.8     (0.2)      12
   Hybrids...................    9.1    (0.9)        1         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost.................... $818.4   $(9.8)      160     $720.6   $(27.1)     130
   20-50% below cost.........    0.1      --         1        1.8     (0.5)       1
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................     --      --        --         --       --       --
   20-50% below cost.........     --      --        --         --       --       --
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
Investment grade --
  fixed maturity
  securities................. $776.3   $(8.4)      148     $662.8   $(24.6)     119
Below investment grade
  -- fixed maturity
  securities.................   42.2    (1.4)       13       59.6     (3.0)      12
Investment grade --
  equity securities..........     --      --        --         --       --       --
Below investment grade
  -- equity securities.......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===

   The investment securities in an unrealized loss position as of December 31, 2018 consisted of 1,010 securities, accounting for unrealized losses of $293.6. Of these unrealized losses as of December 31, 2018, 92.2% were investment grade (NAIC designation 1 through 2) and 97.1% were less than 20% below cost. These unrealized losses were primarily attributable to increase in interest rates and were mostly concentrated within the Company's industrial and miscellaneous securities.

   Most of the unrealized losses related to non-structured securities pertained to securities that have been in an unrealized position for less than 12 months. In an examination of these securities, the Company considered all available evidence, including the issuers' financial condition and current industry events to develop a conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, the Company determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2018.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Expectations that the Company's investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through its normal credit surveillance process. Although the Company does not anticipate such events, it is at least reasonably possible that issuers of its investments will perform worse than current expectations. Such events may lead the Company to recognize potential future write-downs within its portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead the Company to dispose of those certain holdings and recognize the effects of any market movements in its financial statements.

   Most of the unrealized losses related to mortgage-backed and asset-backed securities pertain to securities that have been in that position for 12 months or more. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. The Company has examined the performance of the underlying collateral and expects that its investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Despite the considerable analysis and rigor employed by the Company's evaluation of mortgage-backed and asset-backed securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on the Company's holdings of mortgage-backed and asset-backed securities and potential future write-downs within its portfolio of mortgage-backed and asset-backed securities.

   While certain securities included in the preceding table were considered other-than-temporarily impaired, the Company expected to recover the new amortized cost based on its estimate of cash flows to be collected. As of December 31, 2018, the Company expects to recover its amortized cost on the securities included in the table above and does not intend to sell, or the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

   As of December 31, 2018 and 2017, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2018 and 2017:

                                                 2018
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $ 7.5        $ 7.5      $ 8.0     $ 9.9

                                                 2017
                            ----------------------------------------------
                                                              OTTI losses
                                                       Fair  recognized to
     Description            Actual cost      BACV      value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $18.4        $18.5      $19.7     $12.4

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2018 and 2017.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2018 and 2017, the fair value of loaned securities was $23.1 and $41.7, respectively, and the fair value of the collateral held was $24.0 and $43.5, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2018 and 2017, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2018 and 2017:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2018    2017
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  24.0    43.5
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  24.0    43.5
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $24.0   $43.5
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $24.0   $43.5
                                                                                  =====  =====

   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2018 and 2017:

                                          2018                      2017
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      24.0         24.0         43.5         43.5
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      24.0         24.0         43.5         43.5
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $24.0        $24.0        $43.5        $43.5
                                    =====        =====        =====        =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2018 and 2017:

                               Gross (admitted and nonadmitted) restricted                     Percentage
                              ---------------------------------------------             -----------------------
                                          2018
                              ----------------------------
                                                                                            Gross
                                         Total                                            (admitted    Admitted
                                        separate                               Total         and      restricted
                               Total    account            Total                2018    nonadmitted)   to total
                              general  restricted          from   Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total   2017   (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- ------ ---------- ---------- ------------- ----------
Collateral held under
  security lending
  agreements................. $   24.0    $--     $   24.0 $ 43.5   $(19.5)   $   24.0       0.1%        0.1%
FHLB capital stock...........     24.0     --         24.0   16.1      7.9        24.0       0.1         0.1
On deposit with states.......      7.7     --          7.7    7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............    111.8     --        111.8   60.3     51.5       111.8       0.5         0.5
   Reinsurance trust.........  1,010.4     --      1,010.4  750.3    260.1     1,010.4       4.8         4.8
   FHLB agreements...........    248.9     --        248.9   58.9    190.0       248.9       1.2         1.2
                              --------    ---     -------- ------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,426.8    $--     $1,426.8 $936.8   $490.0    $1,426.8       6.7%        6.7%
                              ========    ===     ======== ======   ======    ========       ===         ===

   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2018 and 2017:

                                           2018
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  23.5    23.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.5   $23.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                                     2018
  ----------------------------------------------------------------------------
                                                             % of liability to
  Description                                         Amount total liabilities
  -----------                                         ------ -----------------
  k.Recognized obligation to return collateral asset. $24.0         0.2%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                           2017
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  40.6    41.7         0.3        0.3
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $40.6   $41.7         0.3%       0.3%
                                                     =====   =====         ===        ===

                                      2017
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $43.5            0.3%

  (k) Working Capital Finance Investments

   As of December 31, 2018 and 2017, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2018 and 2017.

  (m) Structured Notes

   The Company did not have any structured notes as of December 31, 2018 and 2017.

  (n) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2018 and 2017:

                          Number of 5GI                Aggregate fair
                          Securities    Aggregate BACV   value
                          ------------- -------------- --------------
Investments               2018   2017    2018    2017  2018    2017
-----------               ----   ----   -----   -----  ----    ----
(1) Bonds - AC...........   1      1    $1.0    $1.0   $1.1    $1.1
(2) LB&SS - AC...........   1      1      --      --     --      --
(3) Preferred Stock - AC.  --     --      --      --     --      --
(4) Preferred Stock - FV.  --     --      --      --     --      --
                           --     --    ----    ----    ----    ----
(5) Total (1+2+3+4)......   2      2    $1.0    $1.0   $1.1    $1.1
                           ==     ==    ====    ====    ====    ====

AC - Amortized cost            FV - Fair value

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (o) Short Sales

   The Company did not have any short sale transactions during the years ended December 31, 2018, 2017 and 2016.

(3)Aggregate Reserves

   As of December 31, 2018 and 2017, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                         2018               2017
                                  -----------------  -----------------
                                            Interest           Interest
Line of business                   Amount    rates    Amount    rates
----------------                  --------- -------- --------- --------
Individual life:
   Traditional................... $   576.5   4.2%   $   578.5   4.3%
   Universal.....................   5,562.7   4.4      5,731.4   4.4
   Individual
     supplementary
     contracts with life
     contingencies...............      90.8   4.4         82.9   4.4
                                  ---------          ---------
          Total
            individual
            life.................   6,230.0            6,392.8
                                  ---------          ---------
Group life.......................      20.8   4.5         21.3   4.5
                                  ---------          ---------
          Total life.............   6,250.8            6,414.1
                                  ---------          ---------
Annuities:
   Individual annuities:
       Immediate.................   1,325.4   5.9      1,437.3   5.9
       Deferred..................   2,709.5   4.1      2,863.4   4.1
       Variable..................      62.3   4.1         63.0   4.1
                                  ---------          ---------
          Total
            individual
            annuities............   4,097.2            4,363.7
                                  ---------          ---------
   Group annuities:
       Other group
         annuities...............      42.4   6.3         46.5   6.5
                                  ---------          ---------
          Total annuities........   4,139.6            4,410.2
                                  ---------          ---------
Accidental death benefits........       0.6   3.0          0.7   3.0
Disability:
   Active lives..................      12.4   4.4         13.3   4.4
   Disabled lives................      75.5   3.4         77.1   3.4
                                  ---------          ---------
          Total
            disability...........      87.9               90.4
                                  ---------          ---------
Other reserves...................   1,520.7   4.2      1,130.3   4.4
Accident and health:
   Group.........................       0.1   4.7          0.1   3.0
   Individual....................       1.2   4.6          1.4   4.8
                                  ---------          ---------
          Total accident
            and health...........       1.3                1.5
                                  ---------          ---------
          Total life,
            annuities,
            and accident
            and health
            aggregate
            reserves.............  12,000.9           12,047.2
                                  ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..........     423.3   2.7        446.8   2.7
   Other deposit-type
     funds.......................     352.6   3.7        201.0   4.8
                                  ---------          ---------
          Total
            deposit-type
            funds................     775.9              647.8
                                  ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds................ $12,776.8          $12,695.0
                                  =========          =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, or 2001 CSO tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 94 VA MGDB, 37SA, a-2012, or a-2000 tables.

   As of December 31, 2018 and 2017, the Company had $661.4 and $538.4, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2018 and 2017.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2018 and 2017, the Company had $32,592.4 and $37,955.6, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $304.0 and $311.1 as of December 31, 2018 and 2017, respectively, and are reported in aggregate reserves -- life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                  2018
                          ----------------------------------------------------
                                     Separate
                                     accounts    Separate
                           General     with      accounts              Percent
                           account  guarantees nonguaranteed   Total   of total
                          --------- ---------- ------------- --------- --------
Subject to discretionary
  withdrawal:
With market value
  adjustment............. $ 2,333.7   $18.6      $     --    $ 2,352.3   14.6%
At book value less
  current surrender
  charge of 5% or more...      58.7      --            --         58.7    0.4
At fair value............        --      --       5,171.4      5,171.4   32.1
                          ---------   -----      --------    ---------  -----
Total with market value
  adjustment or at fair
  value..................   2,392.4    18.6       5,171.4      7,582.4   47.1
At book value without
  adjustment (minimal or
  no charge or
  adjustment)............   1,287.6      --            --      1,287.6    8.0
Not subject to
  discretionary
  withdrawal.............   7,206.0      --          13.2      7,219.2   44.9
                          ---------   -----      --------    ---------  -----
Total (gross)............  10,886.0    18.6       5,184.6     16,089.2  100.0%
                                                                        =====
Reinsurance ceded........   5,879.8      --            --      5,879.8
                          ---------   -----      --------    ---------
Total (net).............. $ 5,006.2   $18.6      $5,184.6    $10,209.4
                          =========   =====      ========    =========

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 were as follows:

                                          2018           2017
                                     -------------  -------------
                                            Net of         Net of
                                     Gross  loading Gross  loading
                                     ------ ------- ------ -------
              Industrial............ $  0.2 $  0.2  $  0.2 $  0.2
              Ordinary new business.     --     --      --     --
              Ordinary renewal......  167.5  492.6   175.3  519.4
              Group life............     --   (0.1)     --   (0.1)
                                     ------ ------  ------ ------
                 Total.............. $167.7 $492.7  $175.5 $519.5
                                     ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2018 and 2017.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2018 and 2017, the Company had reserves related to these guaranteed benefits of $580.9 and $323.4, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                      December 31,
                                                                    -----------------
                                                                      2018     2017
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $1,780.8 $2,169.3
   Net amount at risk.............................................. $    2.5 $    2.2
   Average attained age of contract holders........................       75       74

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,745.2 $2,202.0
   Net amount at risk.............................................. $  196.4 $  114.2
   Average attained age of contract holders........................       75       75

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,820.3 $2,311.0
   Guaranteed annuitization benefits............................... $  969.7 $1,168.1

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2018 and 2017, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $795.9 and $584.7, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.6, $0.8 and $0.9 as of December 31, 2018, 2017 and 2016 respectively, is summarized as follows:

                                                       2018  2017   2016
                                                       ----- ----- -----
      Balance as of January 1......................... $48.0 $52.1 $49.8
      Less reinsurance reserve credit and recoverable.  47.2  51.2  47.8
                                                       ----- ----- -----
             Net balance as of January 1..............   0.8   0.9   2.0
                                                       ----- ----- -----
      Incurred related to:
         Current year.................................    --   0.1   0.3
         Prior years..................................    --   0.1  (0.3)
                                                       ----- ----- -----
             Total incurred...........................    --   0.2    --
                                                       ----- ----- -----
      Paid related to:
         Current year.................................    --    --   0.2
         Prior years..................................   0.2   0.3   0.9
                                                       ----- ----- -----
             Total paid...............................   0.2   0.3   1.1
                                                       ----- ----- -----
             Net balance as of December 31............   0.6   0.8   0.9
      Plus reinsurance reserve credit and recoverable.  42.3  47.2  51.2
                                                       ----- ----- -----
      Balance as of December 31....................... $42.9 $48.0 $52.1
                                                       ===== ===== =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2018, 2017 and 2016, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $107.9 and $90.9 of life contract claims as of December 31, 2018 and 2017, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX
   RLIC X
   Rivermont

   For years ended December 31, 2018, 2017 and 2016, the Company made net payments for intercompany settlements of $64.2, $44.7 and $72.4, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

   The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 2.33%, 1.33% and 0.28% during the years ended December 31, 2018, 2017 and 2016, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2018 or 2017.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018.

  . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

   Effective July 1, 2017, the Company assumed certain annuity and corporate-owned life insurance business from GLIC in anticipation of the GLAIC unstacking. These reinsurance treaties had an adverse impact on the RBC ratio of the Company and GLIC. The Company and GLIC had anticipated that the GLAIC unstacking would be completed by December 31, 2017 and that certain capital benefits relating to the unstacking would offset the adverse impact to its RBC ratio as of December 31, 2017. With the GLAIC unstacking not being completed by the end of 2017, the Company and GLIC mutually agreed to terminate the July 1, 2017 reinsurance treaties. As of December 31, 2017, the Company had a net receivable of $29.8 from GLIC related to the termination of these treaties. The intercompany amounts were settled in cash on January 10, 2018. As discussed in
Note 1, Genworth and China Oceanwide have agreed to forgo the GLAIC unstacking and that provision was waived under the Merger Agreement. Genworth and China Oceanwide will not pursue the GLAIC unstacking for the foreseeable future.

   On December 21, 2017, the Company received $9.0 in cash from RLIC IX as a dividend payment.

   On December 14, 2017, the Company received $27.2 in cash from RLIC VI as a dividend payment.

   On December 13, 2017, the Company received $30.7 in cash from RLIC X as a return of capital.

   On June 26, 2017, the Company sold one security with a book value of $7.1 to GMIC in exchange for cash.

   In April 2017, the Company received bonds and mortgage loans from GLIC under various reinsurance transactions discussed in Note 8.

   During the year ended December 31, 2016, the Company sold 83 securities with book value of $273.1 and accrued interest of $3.0 to GLIC in exchange for cash.

   For the year ended December 31, 2016, the Company received cash from GNWLAAC RE of $3.4 as a return of capital.

   On December 9, 2016, the Company paid $4.7 in cash to RLIC VI as a capital contribution to meet minimum initial capitalization.

   On October 4, 2016, the Company received cash from RLIC IV of $0.3 as a return of capital.

   On September 29, 2016, the Company received cash from RLIC IV of $50.4 as a dividend payment and $15.2 as a return of capital prior to RLIC IV dissolution.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   On September 28, 2016, the Company received $30.0 in cash from RLIC X as a dividend payment.

   On July 15, 2016, the Company paid $174.2 in cash to Genworth Holdings as tax benefit settlement due to RLIC and RLIC II dissolution.

   During the second quarter of 2016, Special Purpose Vehicle ("SPV") 1 was unwound. In connection with the unwinding of SPV 1, the Company paid $38.9 to repurchase contract loans from SPV 1. SPV 1, 2, 3 and 5 were all dissolved on December 12, 2016.

   On April 20, 2016, the Company received cash of $35.0 and $47.0 as a return of capital from RLIC and RLIC II, respectively, which were dissolved on April 1, 2016.

   On April 15, 2016, the Company paid GNA $36.0 for a settlement related to the tax assumption agreement. The payment was recorded in paid in surplus.

   On April 8, 2016, the Company received $100.9 in cash as contributed surplus from RLIC VII.

   Effective March 21, 2016, the Company terminated its irrevocable LoCs with the Federal Home Loan Bank ("FHLB") of Atlanta ("FHLB Atlanta") for $329.0 and $225.6 held for RLIC and RLIC II, respectively.

   During 2016, the Company paid $2.2 in cash as capital contributions to RLIC
X.

   Total amounts due from or owed to affiliates as of December 31, 2018 and 2017 are included in the following balance sheet captions:

                                                                      2018   2017
                                                                     ------ ------
Assets:
   Amounts recoverable from reinsurers and funds held............... $410.8 $410.7
   Receivable from parent, subsidiaries and affiliates..............     --   30.5
   Current Federal and foreign income tax recoverable and interest
     thereon........................................................   24.9    0.8
                                                                     ------ ------
       Total assets................................................. $435.7 $442.0
                                                                     ====== ======
Liabilities:
   Current Federal income tax payable............................... $   -- $  6.6
   Payable to parent, subsidiaries and affiliates...................    4.6     --
   Other amounts payable on reinsurance.............................   28.3   29.3
                                                                     ------ ------
       Total liabilities............................................ $ 32.9 $ 35.9
                                                                     ====== ======

(6)Income Taxes

   Tax reform impact

   On December 22, 2017, President Trump signed the TCJA into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. In addition to the law's corporate income tax rate reduction, several other provisions were pertinent to the Company's financial statements and related disclosures. Prior to the TCJA, the top U.S. corporate income tax rate was 35% for corporations with taxable income greater than $10.0. The TCJA reduced the U.S. corporate income tax rate to 21% effective for taxable years beginning after December 31, 2017.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For items under the TCJA that were incomplete, but a reasonable estimate had been determined as of December 31, 2017, the Company recorded a reasonable estimate. For items for which a reasonable estimate could not be determined, the Company applied existing guidance based on the provisions of the tax laws that were in effect prior to the TCJA being enacted. Accordingly, the Company recorded reasonable estimates of the tax rate reduction impact under the TCJA for DTA and DTL as well as an insurance reserve transition adjustment in its 2017 statutory financial statements.

   As of December 31, 2017, the Company remeasured certain DTAs and DTLs based on the federal rate at which it expects them to reverse in the future, which is generally 21%. The provisional amount recorded in 2017 that related to the re-measurement of the Company's DTAs and DTLs was a tax expense of $222.0. The change in contingent tax liability related to the special tax sharing agreements was $220.3, which related to the re-measurement for the period ended December 31, 2018. The Company did not record an adjustment to this provisional amount in 2018 and the accounting for this item is complete as of December 31, 2018.

   As of December 31, 2017, the Company also recorded a provisional reclassification in DTAs and DTLs in the net amount of $65.2 related to the transition adjustment required under the TCJA with respect to life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. The Company recorded an adjustment to the provisional reclassification of $24.5 in 2018 and the accounting for this item is complete as of December 31, 2018.

  (a) Components of deferred tax assets and deferred tax liabilities

     1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2018 and 2017 were as follows:

                                   2018                    2017                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $519.1   $27.1  $546.2  $544.6   $23.7  $568.3  $(25.5)  $3.4   $(22.1)
b. Statutory valuation
  allowance adjustment...      --      --      --     7.4      --     7.4    (7.4)    --     (7.4)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
c. Adjusted gross DTA
  (1a - 1b)..............   519.1    27.1   546.2   537.2    23.7   560.9   (18.1)   3.4    (14.7)
d. DTA nonadmitted.......   206.9      --   206.9   217.5      --   217.5   (10.6)    --    (10.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
e. Subtotal: net
  admitted DTA (1c - 1d).   312.2    27.1   339.3   319.7    23.7   343.4    (7.5)   3.4     (4.1)
f. DTL...................   163.3    22.7   186.0   212.6    21.0   233.6   (49.3)   1.7    (47.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
g. Net admitted
  DTA/(DTL) (1e - 1f)....  $148.9   $ 4.4  $153.3  $107.1   $ 2.7  $109.8  $ 41.8   $1.7   $ 43.5
                           ======   =====  ======  ======   =====  ======  ======   ====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


     2. Admission calculation components for SSAP No. 101 as of December 31, 2018 and 2017:

                                    2018                    2017                    Change
                           ----------------------- ----------------------- -----------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $  --  $   --  $   --   $ 4.0  $  4.0

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   150.1     XXX     XXX   176.8     XXX     XXX   (26.7)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   166.7    19.3   186.0   217.5    16.1   233.6   (50.8)    3.2   (47.6)
                            ------   -----  ------  ------   -----  ------  ------   -----  ------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $312.2   $27.1  $339.3  $319.7   $23.7  $343.4  $ (7.5)  $ 3.4  $ (4.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  ======

     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2018      2017
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      741%      787%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,090.1  $1,292.7

     4.  Impact of tax planning strategies:

         a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2018             2017            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $519.1   $27.1   $537.2   $23.7   $(18.1)  $3.4

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%    --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $312.2   $27.1   $319.7   $23.7   $ (7.5)  $3.4

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............     2.3%     --%     0.8%     --%     1.5%    --%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


         b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2018, 2017 and 2016.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended December 31, 2018, 2017 and 2016.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                         2018    2017   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $(18.8) $ 51.9  $(70.7)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................  (18.8)   51.9   (70.7)
   d. Federal income tax on net capital gains (losses).   (1.6)   (2.2)    0.6
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $(20.4) $ 49.7  $(70.1)
                                                        ======  ======  ======

                                                         2017    2016   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $ 51.9  $120.4  $(68.5)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................   51.9   120.4   (68.5)
   d. Federal income tax on net capital gains (losses).   (2.2)    7.4    (9.6)
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $ 49.7  $127.8  $(78.1)
                                                        ======  ======  ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2018 and 2017:

                                                                                   2018   2017  Change
                                                                                  ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses........................................... $   -- $   -- $   --
       2. Unearned premium reserve...............................................     --     --     --
       3a. Transition reserves...................................................   15.8   32.8  (17.0)
       3b. Policyholder reserves.................................................  356.1  370.9  (14.8)
       4. Investments............................................................    3.3    2.1    1.2
       5. Deferred acquisition costs.............................................  128.4  126.0    2.4
       6. Policyholder dividends accrual.........................................     --     --     --
       7. Fixed assets...........................................................    0.9    0.8    0.1
       8. Compensation and benefits accrual......................................     --     --     --
       9. Pension accrual........................................................     --     --     --
       10. Receivable-nonadmitted................................................    0.1    0.1     --
       11. Net operating loss carry forward......................................   13.9    7.4    6.5
       12. Tax credit carry forward..............................................    0.4    1.6   (1.2)
       13. Other (including items less than 5% of total ordinary tax assets).....    0.2    2.9   (2.7)
                                                                                  ------ ------ ------
       99. Subtotal ordinary.....................................................  519.1  544.6  (25.5)
   B. Statutory valuation allowance adjustment...................................     --    7.4   (7.4)
   C. Nonadmitted DTA............................................................  206.9  217.5  (10.6)
                                                                                  ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C).....................................  312.2  319.7   (7.5)
   E. Capital....................................................................                   --
       1. Investments............................................................   27.1   23.7    3.4
       2. Net capital loss carry forward.........................................     --     --     --
       3. Real estate............................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax assets)......     --     --     --
                                                                                  ------ ------ ------
       99. Subtotal capital......................................................   27.1   23.7    3.4
   F. Statutory valuation allowance adjustment...................................     --     --     --
   G. Nonadmitted DTA............................................................     --     --     --
                                                                                  ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)......................................   27.1   23.7    3.4
                                                                                  ------ ------ ------
   I. Admitted DTA (2D + 2H)..................................................... $339.3 $343.4 $ (4.1)
                                                                                  ====== ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                       2018   2017  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $  8.3 $  9.4 $ (1.1)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....  103.5  105.2   (1.7)
            4(a). Transition reserves................   51.5   98.0  (46.5)
            4(b). Policyholder reserves..............     --     --     --
            5. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal ordinary....................  163.3  212.6  (49.3)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................   22.7   21.0    1.7
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................   22.7   21.0    1.7
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  186.0  233.6  (47.6)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $153.3 $109.8 $ 43.5
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended December 31, 2018, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

                                                                 December 31,
                                                                 -------------
                                                                  2018   2017  Change
                                                                 ------ ------ ------
Total gross DTA................................................. $546.2 $568.3 $(22.1)
Statutory valuation allowance adjustment........................     --    7.4   (7.4)
                                                                 ------ ------ ------
Adjusted gross DTAs.............................................  546.2  560.9  (14.7)
Total gross DTL.................................................  186.0  233.6  (47.6)
                                                                 ------ ------ ------
Net DTA (DTL)................................................... $360.2 $327.3   32.9
                                                                 ====== ======
Deferred tax on change in net unrealized capital gains (losses).                  1.1
                                                                               ------
Change in net deferred income tax...............................               $ 34.0
                                                                               ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2018, 2017 and 2016:

                                                                        2018    2017    2016
                                                                       ------  ------  ------
Provision computed at statutory tax rate.............................. $(50.7) $  9.0  $(58.1)
Benefit of dividends..................................................   (2.8)  (19.7)  (36.6)
Other nondeductible expenses..........................................     --      --     0.1
Change in tax contingency reserve.....................................    0.4     3.0      --
Statutory amortization of IMR.........................................     --    (1.2)    6.7
Foreign taxes.........................................................     --    (0.1)   (0.1)
Current year change in nonadmitted assets.............................    0.5     1.9     2.1
Deferred reinsurance gains............................................    8.4   (13.8)   24.1
Statutory DTA valuation allowance adjustment..........................   (7.4)   (5.9)     --
Adjustments to prior year taxes.......................................   (2.7)    7.5    (8.5)
TCJA rate reduction impact............................................     --   222.0      --
Other adjustments.....................................................   (0.1)  (24.9)  407.6
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======
Federal and foreign income tax incurred............................... $(20.4) $ 49.7  $127.8
Change in net deferred income taxes (without change in net unrealized
  capital gains (losses)).............................................  (34.0)  128.1   209.5
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2018, the Company has operating loss carryforwards that will not expire, as follows:

                   Origination year Amount without expiration
                   ---------------- -------------------------
                         2018                 $66.1

   As of December 31, 2018, the Company has tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year Amount Expires after
                     ---------------- ------ -------------
                           2014        $0.2      2024
                           2015         0.2      2025

   As of December 31, 2018, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year Capital Ordinary
                           -------- ------- --------
                             2016    $7.6     $--

   The Company has no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2018:

                        ASI
                        Capital Brokerage Corporation
                        Genworth
                        Genworth Annuity Service
                          Corporation
                        Genworth Financial Agency, Inc.
                        Genworth Financial Assurance
                          Corporation
                        Genworth Financial Services, Inc.
                        Genworth Holdings
                        Genworth Insurance Company
                        GLIC
                        GLICNY
                        Genworth Mortgage Holdings, LLC
                        Genworth Mortgage Holdings, Inc.
                        GMIC
                        Genworth Mortgage Insurance
                          Corporation of North Carolina
                        Genworth Mortgage Reinsurance
                          Corporation
                        Genworth Mortgage Services, LLC
                        GNA
                        HGI Annuity Service Corporation
                        JLIC
                        Mayflower Assignment Corporation
                        Monument Lane IC 1, Inc.
                        Monument Lane IC 2, Inc.
                        Monument Lane PCC, Inc.
                        Newco
                        National Eldercare Referral
                          System, LLC
                        Rivermont
                        RLIC VI
                        RLIC VII
                        RLIC VIII
                        RLIC IX
                        RLIC X
                        River Lake Insurance Company XI
                        Sponsored Captive Re, Inc.
                        United Pacific Structured
                          Settlement Company

   The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2018, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $2.4 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.4 for RLIC VIII related to these agreements.

   The Company and its direct parent, GLIC, are also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocates the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company will repay such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont will record a current tax benefit and receive tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. Additionally, under this special tax sharing agreement, the Company is required to provide certain amounts of capital or a letter of credit to Rivermont upon the event that the Company or Genworth Holdings is downgraded below certain S&P and Moody's ratings levels. The Company secured an irrevocable Letter of Credit ("LoC") from FHLB Atlanta for $28.2 in favor of Rivermont to meet its obligations under these provisions. The LoC automatically renews annually through May 7, 2019, unless notice of termination is provided by the issuer of the LoC at least 60 days prior to the then applicable expiration date.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC IX and RLIC X for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed capital contributions to RLIC VI, RLIC IX and RLIC X. The tax payments received by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed dividends from RLIC VI, RLIC IX and RLIC X. During 2018, the Company recorded tax payables and an increase in common stock of affiliates of $22.5, $33.9 and $44.9 to RLIC VI, RLIC IX and RLIC X, respectively, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC IX and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

   Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC IX and RLIC X continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC IX and RLIC X. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC IX and RLIC X and also absent tax planning strategies implemented by GLIC in 2018 with respect to the calculation of GLIC's tax reserves. During 2018, the Company recorded an increase to current tax receivable and an increase to unassigned surplus of $103.2 related to this agreement.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The cumulative benefit recognized by the Company through December 31, 2018 relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC IX, and RLIC X and the Special Tax Allocation Agreement with Genworth was $417.4 and $330.4 as of December 31, 2018 and 2017, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2014. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   The total amount of unrecognized tax benefits was $7.2, $6.7 and $3.8 as of December 31, 2018, 2017 and 2016, respectively, of which $7.2, $6.7 and $3.8, respectively, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2018 and 2017, the Company accrued no interest or no penalties. The Company had no interest liability balance, and no penalty balances as of December 31, 2018 and 2017.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2019.

  (h) Repatriation Transition Tax

   The Company had no Repatriation Transition Tax owed under the TCJA as of December 31, 2018.

  (i) Alternative Minimum Tax Credit

   The Company had no Alternative Minimum Tax Credit recognized as a current year recoverable or DTA as of December 31, 2018.

  (j) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                                            2018
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        New Market.................................  FL     $0.7    $0.7
                        New Market.................................  KY      0.1     0.1
                        New Market.................................  MS      0.5     0.5
                        New Market.................................  NE      0.3     0.3
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.3     1.3
                                                                            ----    ----
                           Total...................................         $3.3    $3.3
                                                                            ====    ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        Mills Credit...............................  SC     $0.1    $0.1
                        New Market.................................  FL      0.7     0.7
                        New Market.................................  KY      0.3     0.3
                        New Market.................................  MS      0.4     0.4
                        New Market.................................  NE      0.2     0.2
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.0     1.0
                                                                            ----    ----
                           Total...................................         $3.1    $3.1
                                                                            ====    ====

   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2018 and 2017.

   The state tax credits admitted and nonadmitted were as follows:

                                    2018                 2017
                            -------------------- --------------------
                             Total      Total     Total      Total
                            admitted nonadmitted admitted nonadmitted
                            -------- ----------- -------- -----------
          Transferable.....   $ --       $--       $ --       $--
          Non-transferable.    3.3        --        3.1        --
                              ----       ---       ----       ---
             Total.........   $3.3       $--       $3.1       $--
                              ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial position of the Company.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The Plaintiff is alleging unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enforce in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file our counterclaim, which alleges that Plaintiff breached the prior settlement agreement by filing its current action. A hearing on the Company's motion to enjoin and motion for leave to file its counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, the Plaintiff is enjoined from pursuing COI class action in the Eastern District of Virginia. On March 29, 2019, the Plaintiff filed a Notice of Appeal in the Middle District of Georgia, notifying the court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its Notice of Cross-Appeal in the Middle District of Georgia, notifying the court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for the Plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. The Company intends to continue to vigorously defend this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern district of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. The Company intends to vigorously defend the dismissal of the action.

   The Company and its affiliates have been subject to a number of industry wide regulatory investigations concerning unclaimed property practices and escheatment practices. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which the Company is a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia treasurer's office appealed that dismissal and in June 2015 the West Virginia Supreme court reversed the dismissal and remanded the case back to the trial court to, among other things, permit the Treasurer to examine insurers for compliance with unclaimed property laws. The Company and GLIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post-remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Also, the Company is currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine the Company. On November 16, 2017, the Company notified Delaware of its intention to convert the audit to a review under the Secretary of State Unclaimed Property Voluntary Disclosure Agreement Program. Delaware authorized this conversion request on December 5, 2017. The Company continues to cooperate with respect to these reviews, exams and investigations as appropriate.

   As of December 31, 2018, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $7.3 and $7.7, respectively, and a related premium tax benefit asset of $7.4 and $8.0, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2018 and 2017:

                                                                        2018 2017
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $8.0 $6.9
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.6
       Other adjustment................................................  0.1   --
       True up adjustment..............................................  0.5   --
   Increases current year:
       Cash payment adjustment.........................................  0.5  0.9
       True up adjustment..............................................   --  0.8
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $8.0
                                                                        ==== ====

   The following tables provide information about the Company's undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency as of December 31, 2018 and 2017:

                                            2018
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.4          --          0.4         --
                                                   ----         ---         ----        ---
Total.........................................     $0.8         $--         $0.6        $--
                                                   ====         ===         ====        ===

                                            2017
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.3          --          0.2         --
                                                   ----         ---         ----        ---
Total.........................................     $0.7         $--         $0.4        $--
                                                   ====         ===         ====        ===

   In 2009, the Pennsylvania Insurance Commissioner (the "Commissioner") placed long-term care insurer Penn Treaty Network Company America Insurance Company and one of its subsidiaries, American Network Insurance Company (collectively, "Penn Treaty") in rehabilitation, an intermediate action before insolvency, and subsequently petitioned a state court to convert the rehabilitation into a liquidation. On November 9, 2016, the state court held a hearing on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

Commissioner's petition to convert the rehabilitation into liquidation with no objections. On March 1, 2017, the Pennsylvania Commonwealth court approved petitions to liquidate Penn Treaty due to financial difficulties that could not be resolved through rehabilitation. As a result, the Company accrued guaranty fund liabilities of $0.9 in 2017 related to Penn Treaty. The Company recorded a pre-tax impact of $0.3, net of premium tax credits, in 2017 related to Penn Treaty. The amounts shown in the charts above in the guaranty fund assessments column represent the assessments paid to guaranty associations and the amounts shown in the related assets column are the premium tax credit available.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $239.2 as of December 31, 2018. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2018, the Company had future commitments of $5.5 on its investments in limited partnerships, $4.1 in commercial mortgage loans and $6.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies, first mortgage loans and mezzanine debt.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. As of December 31, 2018, all third-party reinsurers maintained an A.M. Best Company, Inc. ("A.M. Best") rating of "B+" or better or provide collateral as security, except Scottish Re US Inc. ("Scottish Re"), which is not rated and does not provide collateral. Total ceded reserves to Scottish Re were $24.7 as of December 31, 2018. In March 2019, A.M. Best withdrew its ratings of Union Fidelity Life Insurance Company ("UFLIC"), one of the Company's significant reinsurers as discussed below, and Employers Reassurance Corporation at the request of those companies. The Company does not expect any impact from this action and will continue to take reserve credit for reinsurance with these companies. In addition, UFLIC has a trust and guarantee from its parent as further discussed below.

   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2018, 2017 and 2016 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2018       2017       2016       2018       2017       2016
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,226.6  $ 1,295.6  $ 1,464.2  $ 2,251.4  $ 2,212.2  $ 2,135.6
   Assumed.     299.0      350.5      350.8      261.3      241.9      219.4
   Ceded...  (1,519.2)  (1,125.4)  (4,171.6)  (1,689.7)  (1,575.8)  (1,504.9)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $     6.4  $   520.7  $(2,356.6) $   823.0  $   878.3  $   850.1
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2018 and 2017 related to these treaties were as follows:

                                                   2018     2017
                                                 -------- --------
              Universal Life Insurance Business
              Rivermont......................... $  441.2 $  425.6
              JLIC..............................     60.8     58.5

              Term Life Insurance Business
              RLIC VI........................... $  808.0 $  810.6
              RLIC VII..........................    577.7    633.8
              RLIC VIII.........................  1,038.1  1,012.0
              RLIC IX...........................    773.0    796.4
              RLIC X............................    744.4    661.0

  Rivermont

   On October 24, 2006, the Company entered into an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and January 1, 2001 through June 30, 2006.

   On October 24, 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company in the fourth quarter of 2006. Assets are held in a trust to the benefit of the Company as collateral.

   Genworth has entered into a liquidity commitment agreement with Rivermont and the capital market trusts that hold the surplus notes issued by Rivermont. The liquidity commitment agreement maintains that Genworth will, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Genworth Holdings has entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings has guaranteed that Rivermont will receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty is to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provides Rivermont with the required liability payments in the event that there is a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment is remote and only occurs if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco Assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The value of the limited guaranty was $2.1 and $4.3 as of December 31, 2018 and 2017, respectively.

   On October 24, 2006, the Company entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligates the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont.

  JLIC

   The Company has reinsurance agreements whereby it cedes universal life and term life insurance policies to JLIC.

   Effective January 1, 2016, the Company recaptured a 10% quota share for certain term life insurance policies, issued between January 1, 2001 and January 31, 2001, from JLIC with $57.3 in statutory reserves, receiving a recapture payment of $9.5 as consideration.

  RLIC VI

   Effective November 1, 2013, the Company entered into a coinsurance with funds withheld agreement with RLIC VI to cede term life insurance business to RLIC VI. RLIC VI simultaneously entered into a monthly renewable term ("MRT") reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. At the same time, RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   Effective September 1, 2016, the Company amended and restated the existing coinsurance with funds withheld agreement with RLIC VI, the existing XOL reinsurance agreement treaty with Canada Life and RLIC VI, and the existing MRT reinsurance agreement with GLIC and RLIC VI to include substantially all of the term life insurance business recaptured from Brookfield Life and Annuity Insurance Company ("BLAIC"). As a result of this amendment, the Company ceded $229.9 of initial premiums, with an initial allowance of $165.5 to RLIC VI. The net consideration of $64.4 was withheld and recorded as funds withheld.

   Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC VI, as well as the XOL between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   During 2018 and 2017, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.4 and $0.2 at the beginning of the period of recapture for the years ended December 31, 2018 and 2017, respectively.

  RLIC VII

   On April 7, 2009, the Company and RLIC VII entered into an indemnity coinsurance agreement, effective January 1, 2009, to cede certain term life insurance business issued by the Company in 2002. Effective December 2, 2010, the reinsurance treaty with RLIC VII was amended to change the mode of reinsurance from coinsurance to a combination of coinsurance and coinsurance with funds withheld.

   RLIC VII collateralized its obligations under the reinsurance agreement through a combination of funds withheld, an unconditional trust and LoCs. The LoCs had a face amount of $639.0 and were issued by Goldman Sachs Bank USA for the benefit of the Company to collateralize non-economic reserves. The LoCs did not meet the requirements of an unconditional LoC under Virginia's credit for reinsurance requirements. However, the Virginia Bureau approved the LoCs as another form of acceptable collateral.

   On April 6, 2016, RLIC VII paid Goldman Sachs $2.0 in cash and terminated both LoCs.

   Effective April 1, 2016, the Company recaptured all previously ceded term life insurance business from RLIC VII. In connection with the recapture, the Company paid RLIC VII a net terminal payment of $19.0. The terminal payment consisted of a $147.7 recapture payment which was recorded as ceding commission income on reinsurance ceded, a final monthly account balance payment of $1.3 which decreased net reinsurance receivable, and a $165.4 terminal reserve adjustment which decreased funds held by or deposited with reinsured companies.

   Effective April 1, 2016, the Company entered into a new coinsurance agreement with funds withheld with RLIC VII to cede effectively the same term life insurance business which the Company previously recaptured from RLIC
VII. As a result of this agreement, RLIC VII assumed $740.1 of initial premiums with an initial allowance of $562.2. The net consideration of $177.9 was withheld by the Company and deposited into a funds withheld account. RLIC VII also entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on policies assumed from the Company.

   Effective April 1, 2016, the Company also entered into an XOL reinsurance agreement with SCOR Global Life SE and RLIC VII. As per this XOL reinsurance agreement, SCOR Global Life SE will pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VII's capital and surplus, as supported by settlements under the MRT reinsurance agreement, are exhausted.

   During 2017, under the terms of the coinsurance treaty with RLIC VII, the Company recaptured term life insurance policies from RLIC VII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.6 at the beginning of the period of recapture.

  RLIC VIII

   On April 1, 2010, the Company entered into a reinsurance agreement with RLIC VIII to cede certain term life insurance business from the Company to RLIC VIII on a coinsurance with funds withheld basis for policies issued in the year 2006.

   Effective January 1, 2015, the Company recaptured previously ceded term life insurance business from RLIC VIII and entered into a new coinsurance with funds withheld agreement with RLIC VIII to cede effectively the same term life insurance business previously recaptured from RLIC VIII.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2015, RLIC VIII simultaneously entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   Effective January 1, 2015, RLIC VIII also entered into an XOL reinsurance agreement with the Company and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   During 2017, under the terms of the coinsurance treaty with RLIC VIII, the Company recaptured term life insurance policies from RLIC VIII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.1 at the beginning of the period of recapture.

  RLIC IX

   Effective October 1, 2012, the Company entered into a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. Concurrently, RLIC IX entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective October 1, 2012, RLIC IX also entered into an XOL reinsurance agreement with the Company and BLAIC, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC IX in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 1, 2016, RL IX recaptured all of the risks ceded to BLAIC and terminated the XOL reinsurance agreement.

   Effective July 1, 2016, the Company entered into a new XOL reinsurance agreement with Canada Life and RLIC IX. As per this new XOL reinsurance agreement, Canada Life will pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, are exhausted.

  RLIC X

   Effective June 20, 2014, the Company and RLIC X amended and restated their existing coinsurance agreement, effective April 1, 2013, to assume certain term life insurance business issued by the Company in 2009 and 2010. As a result of these amendments, RLIC X assumed $128.4 of initial premiums with an initial allowance of $97.6. The net consideration of $30.8 was withheld by the Company and deposited into a funds withheld account. In conjunction with the amending and restating of the coinsurance agreement, the Company, RLIC X, and Hannover also amended and restated their XOL reinsurance agreement.

   Effective April 1, 2013, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain level term life insurance business to RLIC X, which was subsequently amended and restated in 2014 to include additional term life insurance business. Effective April 1, 2013, RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective April 1, 2013, RLIC X also entered into an XOL reinsurance agreement with the Company and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

   Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

  RLIC & RLIC II

   Effective January 1, 2016, the Company recaptured all term life insurance business ceded to RLIC and RLIC II, receiving recapture payments of $175.9 and $188.3, respectively, as consideration. RLIC and RLIC II were dissolved effective April 11, 2016.

  Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC, resulting in a $100.0 ceded reserves reduction. Ceded reinsurance reserves to GLIC as of December 31, 2018 and 2017 were $1,073.2 and $1,250.2, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company, resulting in a $397.9 reduction in assumed reserves. Reserves assumed as of December 31, 2018 and 2017 were $1,333.1 and $1,247.4, respectively.

   Effective October 1, 2013, the Company entered into a Modco reinsurance agreement with GLIC to assume single premium deferred annuity business on a Modco basis. Effective July 1, 2017, GLIC recaptured this reinsurance agreement resulting in the recapture of $263.4 of modified coinsurance reserves and paid a recapture payment of $4.3 to the Company.

   Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. As a result of this transaction, the Company paid $1.9 as initial ceding commission to GLIC. Reserves ceded as of December 31, 2018 and 2017 were $89.8 and $98.3, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC with an initial premium of $68.9 and paid a ceding commission of $48.6 to GLIC. For the net settlement, GLIC transferred bonds of $7.7, mortgage loans of $8.2 and cash of $4.4 to the Company. Reserves assumed as of December 31, 2018 and 2017 were $53.8 and $55.0, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC with an initial premium of $101.0 and paid a ceding commission of $4.9 to GLIC. For the net settlement, GLIC transferred bonds of $79.8, mortgage loans of $14.4 and cash of $0.2 to the Company resulting in a loss of $1.7. Reserves assumed as of December 31, 2018 and 2017 were $124.4 and $106.7, respectively.

   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC with an initial premium of $134.6 and paid a ceding commission of $2.8 to GLIC. For the net settlement, GLIC transferred bonds of $89.8, mortgage loans of $26.1, policy loans of $14.9 and cash of $0.3 to the Company resulting in a loss of $0.7. Reserves assumed as of December 31, 2018 and 2017 were $119.7 and $128.1, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  Offshore Affiliate Reinsurance Transactions

  BLAIC

   In February 2016, as part of restructuring its U.S. life insurance businesses, Genworth announced an initiative to repatriate existing reinsured business from BLAIC, its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. Effective April 1, 2016, the Company recaptured a block of universal life insurance from BLAIC. In addition, effective July 1, 2016, the Company recaptured a block of term life insurance from BLAIC and terminated a term life insurance XOL reinsurance agreement with BLAIC. The repatriation was completed through the merger of BLAIC with and into GLIC in October 2016.

   Universal Life Insurance

   The Company was a party to a reinsurance agreement to cede certain universal life insurance policies on a Modco 60% first dollar quota share basis to BLAIC. Effective April 1, 2016, the Company recaptured the universal life insurance block of policies from BLAIC resulting in recapture payment of $16.2 to BLAIC.

   Term Life Insurance

   The Company was a party to a reinsurance agreement to cede certain term life insurance between 1996 and 1999 to BLAIC on a coinsurance basis and was subject to the reserving requirements of Regulation XXX. Effective July 1, 2016, the Company recaptured all of the liabilities on the term life insurance policies ceded to BLAIC, resulting in a pre-tax reduction to the Company's capital and surplus of $215.4.

  RLIC IV

   Effective September 1, 2016, the Company recaptured all of the remaining liabilities on the term life insurance policies ceded to RLIC IV. As a result of the recapture, the Company paid recapture fees of $0.8 and recorded a net loss of $2.8. RLIC IV was dissolved on December 1, 2016.

  Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with UFLIC pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2018 and 2017 were $618.9 and $662.8, respectively, and Modco reserves established by the Company as of December 31, 2018 and 2017 for the separate accounts were $1,454.0 and $1,768.9, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2018 and 2017 were $5,329.5 and $5,464.7, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2018 and 2017 were $0.5 and $0.7, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2018, the amount of assets in the trust was $6,440.5.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2018 and 2017, ceded Modco reserves were $752.8 and $598.5, respectively. Ceded yearly renewable term reserves were $154.4 and $77.3, respectively, and ceded coinsurance reserves were $1,370.4 and $1,090.4, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following:

  . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis.

  . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

   Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7 of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede most of the term life insurance business previously recaptured from RLIC, RLIC II and JLIC, and an additional 10% quote share for certain term life insurance business assumed from GLIC. The Company ceded $2,269.2 of estimated initial reserves to Protective Life and received an estimated initial allowance of $1,880.7. In addition, Protective Life paid $62.7 as estimated initial ceding commission to the Company. The estimated initial ceded reserves, estimated initial allowance and estimated initial ceding commission were net settled with the Company making a payment of $325.8 in cash to Protective Life. During the second quarter of 2016, the Company recorded an adjustment to the initial net settlement of $0.1 to reflect actual initial ceded total reserves, actual initial economic reserves, actual initial allowance and actual ceding commission based on the inventory of ceded policies in-force as of January 1, 2016. As of December 31, 2018 and 2017, ceded reserves were $2,010.4 and $2,186.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2018, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31, 2018.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2018, 2017 and 2016. The RBC ratio of the Company was 845% and 854% as of December 31, 2018 and 2017, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

   The Company is restricted by the Commonwealth of Virginia Insurance Code as to the amount of dividends that may be paid within a 12-consecutive-month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus as of December 31 of the previous year. As of December 31, 2018, the Company has no capacity to make a dividend payment without prior approval in 2019.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ending December 31, 2018, 2017, 2016, 2015 and 2014 were $23.3, $25.3, $34.8, $26.8 and $22.0,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $34.3, $41.2, $45.7, $49.2 and $52.7, for the past five years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

   Assets supporting the Company's separate account product contracts of $5,451.1 and $6,722.1 as of December 31, 2018 and 2017, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2018 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2018..........................    $  --         $ --        $   28.4    $   28.4
                                                       =====         ====        ========    ========
Reserves as of December 31, 2018:
   For accounts with assets at:
       Fair value..................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       -----         ----        --------    --------
       Total reserves..............................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................    $12.5         $6.1        $     --    $   18.6
       At fair value...............................       --           --         5,407.9     5,407.9
                                                       -----         ----        --------    --------
       Subtotal....................................     12.5          6.1         5,407.9     5,426.5
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                       -----         ----        --------    --------
       Total.......................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========

   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2018 was as follows:

                                                                                               2018
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  28.4
   Transfers from separate accounts.........................................................   804.8
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (776.4)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   210.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(565.6)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)Leases

   The Company has entered into various lease obligations for field offices throughout the country as well as an operating lease for office equipment. These obligations are part of the Company's normal business operations and are not material in the aggregate.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(12)FHLB Funding Agreement

    (1)The Company is a member of the FHLB Atlanta. Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2018, in the amount of $212.5, which related to total liabilities of $213.2. As of December 31, 2017, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $25.0, which related to total liabilities of $25.0. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The Company has LoCs with FHLB Atlanta in the amount of $28.2, none of which have been drawn upon as of December 31, 2018. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017:

       FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2018 and 2017:

                                                                       2018
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     24.0   24.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   24.0  $24.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                                                                       2017
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     16.1   16.1      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   16.1  $16.1    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2018 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    24.0         --         --       --        --     24.0

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2018 and 2017:

                                                                      Fair   Carrying Aggregate total
                                                                      value   value      borrowing
                                                                      ------ -------- ---------------
1. Current year total general and separate accounts total collateral
  pledged (Lines 2+3)................................................ $285.4  $248.9      $212.5
2. Current year general account total collateral pledged.............  285.4   248.9       212.5
3. Current year separate accounts total collateral pledged...........     --      --          --
                                                                      ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged................................................. $ 72.4  $ 58.9      $ 25.0

       b. Maximum amount pledged during reporting period ending December 31, 2018 and 2017:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $285.4  $248.9        $212.5
2. Current year general account maximum collateral
  pledged...................................................  285.4   248.9         212.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $ 72.4  $ 59.0        $ 25.0

    (4)Borrowing from FHLB

       a. Amount as of December 31, 2018 and 2017:

                                                   2018
        -                           -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  212.5  212.5     --      $213.2
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $212.5 $212.5    $--      $213.2
                                    ====== ======    ===      ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                    2017
         -                           ----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
         Description                 Total account accounts established
         -----------                 ----- ------- -------- -----------
         1. Debt.................... $  --  $  --    $--         XXX
         2. Funding agreements......  25.0   25.0     --       $25.0
         3. Other...................    --     --     --         XXX
                                     -----  -----    ---       -----
         4. Aggregate total (1+2+3). $25.0  $25.0    $--       $25.0
                                     =====  =====    ===       =====

       b. Maximum amount during reporting period ending December 31, 2018:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  212.5  212.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $212.5 $212.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(13)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2018 and 2017:

                                                           2018
                                        -------------------------------------------
                                                                 Net asset
                                                                   value
                                        Level 1  Level 2 Level 3   (NAV)    Total
                                        -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --     $--    $    0.2
                                        --------  -----   -----     ---    --------
          Total bonds..................       --    0.2      --      --         0.2
                                        --------  -----   -----     ---    --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
          Total common
            stock......................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds..................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
          Total cash
            equivalents................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options.......................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
          Total
            derivative
            assets.....................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
   Separate account
     assets............................  5,417.5   22.8     1.9      --     5,442.2
                                        --------  -----   -----     ---    --------
              Total
                assets................. $5,772.1  $23.0   $64.9     $--    $5,860.0
                                        ========  =====   =====     ===    ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $  --   $  --     $--    $     --
                                        --------  -----   -----     ---    --------
          Total
            derivative
            liabilities................       --     --      --      --          --
                                        --------  -----   -----     ---    --------
              Total
                liabilities............ $     --  $  --   $  --     $--    $     --
                                        ========  =====   =====     ===    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                      2017
                                        ---------------------------------
                                        Level 1  Level 2 Level 3  Total
                                        -------- ------- ------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --  $    0.2
                                        --------  -----   -----  --------
          Total bonds..................       --    0.2      --       0.2
                                        --------  -----   -----  --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    16.1      16.1
                                        --------  -----   -----  --------
          Total common
            stock......................       --     --    16.1      16.1
                                        --------  -----   -----  --------
   Cash equivalents:
       Money market
         mutual funds..................    392.8     --      --     392.8
                                        --------  -----   -----  --------
          Total cash
            equivalents................    392.8     --      --     392.8
                                        --------  -----   -----  --------
   Derivative assets:
       Equity index
         options.......................       --     --    79.6      79.6
                                        --------  -----   -----  --------
          Total
            derivative
            assets.....................       --     --    79.6      79.6
                                        --------  -----   -----  --------
   Separate account
     assets............................  6,670.4   39.9     3.2   6,713.5
                                        --------  -----   -----  --------
              Total
                assets................. $7,063.2  $40.1   $98.9  $7,202.2
                                        ========  =====   =====  ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $ 2.0   $  --  $    2.0
                                        --------  -----   -----  --------
          Total
            derivative
            liabilities................       --    2.0      --       2.0
                                        --------  -----   -----  --------
              Total
                liabilities............ $     --  $ 2.0   $  --  $    2.0
                                        ========  =====   =====  ========

   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2018, 2017 and 2016:

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2018     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2018
-----------               ------------
Common stock.............    $24.0
Separate account assets..      1.9
Derivative assets........     39.0
                             -----
   Total assets..........    $64.9
                             =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                          --------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2017     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales   Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- -------  -----------
Common stock.............   $15.0       $--       $--      $  --      $ --      $ 1.1      $--    $    --     $  --
Separate account assets..     5.0        --        --         --        --         --       --         --      (1.8)
Derivative assets........    72.0        --        --       49.6       7.8       72.0       --     (121.8)       --
                            -----       ---       ---      -----      ----      -----      ---    -------     -----
   Total assets..........   $92.0       $--       $--      $49.6      $7.8      $73.1      $--    $(121.8)    $(1.8)
                            =====       ===       ===      =====      ====      =====      ===    =======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2017
-----------               ------------
Common stock.............    $16.1
Separate account assets..      3.2
Derivative assets........     79.6
                             -----
   Total assets..........    $98.9
                             =====

                                                                             2016
                          ---------------------------------------------------------------------------------------------
                                                             Total
                                                           gains and
                          Beginning                        (losses)    Total
                           balance                         included  gains and
                            as of    Transfers  Transfers   in net    (losses)
                          January 1,   in to      out of    income    included
Investments                  2016    Level 3(a) Level 3(b)  (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- ---------- ---------- --------- ---------- --------- --------- ------  -----------
Loan-backed and
  structured securities
  (NAIC-3-3).............   $  --       $0.2      $(0.2)     $  --     $  --      $  --      $--    $   --     $  --
Common stock.............    15.0         --         --         --        --         --       --        --        --
Separate account assets..     6.0         --         --         --      (0.2)        --       --        --      (0.8)
Derivative assets........    28.3         --         --       (3.2)     15.3       74.3       --     (43.6)      0.9
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total assets..........   $49.3       $0.2      $(0.2)     $(3.2)    $15.1      $74.3      $--    $(43.6)    $ 0.1
                            =====       ====      =====      =====     =====      =====      ===    ======     =====
Derivative liabilities...   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total liabilities.....   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            =====       ====      =====      =====     =====      =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2016
-----------               ------------
Loan-backed and
  structured securities
  (NAIC-3-3).............    $  --
Common stock.............     15.0
Separate account assets..      5.0
Derivative assets........     72.0
                             -----
   Total assets..........    $92.0
                             =====
Derivative liabilities...    $  --
                             -----
   Total liabilities.....    $  --
                             =====

--------
(a)Transferred from Level 2 to Level 3 because of lack of observable market data due to decrease in market activity for these securities or movement from amortized cost reporting to fair value.
(b)Transferred from Level 3 to Level 2 because of observable market data became available for these securities or movement from fair value reporting to amortized cost.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

   There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2018 and 2017:

                                                           2018
-                         ----------------------------------------------------------------------
                                                                                         Not
                                                                           Net asset practicable
                          Aggregate  Admitted                                value    (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------     ---------- --------- -------- --------- -------- --------- -----------
Bonds.................... $11,539.4  $11,329.0 $     -- $10,410.0 $1,129.4    $--        $--
Preferred and common
  stocks-nonaffiliates...      68.9       70.5     19.0      25.0     24.9     --         --
Separate account assets..   5,442.3    5,442.3  5,417.5      22.9      1.9     --         --
Mortgage loans...........   1,874.1    1,867.2       --        --  1,874.1     --         --
Short-term investments...       2.0        2.0       --       2.0       --     --         --
Cash equivalents.........     383.6      383.6    383.6        --       --     --         --
Other invested assets....      63.5       56.3       --      63.5       --     --         --
Securities lending
  reinvested collateral..      24.0       24.0       --      24.0       --     --         --
Derivative assets........      40.2       39.7       --       1.2     39.0     --         --
Derivative liabilities...        --         --       --        --       --     --         --

                                                      2017
-                         ------------------------------------------------------------
                                                                               Not
                                                                           practicable
                          Aggregate  Admitted                               (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    value)
---------------------     ---------- --------- -------- --------- -------- -----------
Bonds.................... $12,216.8  $11,278.2 $     -- $11,153.9 $1,062.9     $--
Preferred and common
  stocks-nonaffiliates...      65.2       62.6     31.9      16.3     17.0      --
Separate account assets..   6,713.5    6,713.5  6,670.4      39.9      3.2      --
Mortgage loans...........   1,832.6    1,775.4       --        --  1,832.6      --
Short-term investments...       9.9        9.9       --       9.9       --      --
Cash equivalents.........     392.8      392.8    392.8        --       --      --
Other invested assets....      68.5       56.3       --      68.5       --      --
Securities lending
  reinvested collateral..      43.5       43.5       --      43.5       --      --
Derivative assets........      79.6       79.6       --        --     79.6      --
Derivative liabilities...       2.0                  --       2.0       --      --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2018 and 2017, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(14)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Depending upon the terms of the underlying insurance policy, which could require a higher interest rate than the credited interest rate, the Company's credited interest rates for retained asset accounts were 0.2% during the year ended December 31, 2018 and ranged from 0.1% to 0.2% during the year ended December 31, 2017. During the year ended December 31, 2016, the Company's credited interest rates for retained asset accounts were 0.1%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's secure access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2018 and 2017:

                                                   In force
                                       ---------------------------------
                                             2018             2017
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     190   $ 31.2     183   $ 33.2
        13 to 24 months...............     159     25.4     207     25.2
        25 to 36 months...............     170     19.7     330     43.2
        37 to 48 months...............     296     33.7     416     49.5
        49 to 60 months...............     377     38.5     400     37.5
        Over 60 months................   4,120    222.3   4,080    202.3
                                         -----   ------   -----   ------
           Total......................   5,312   $370.8   5,616   $390.9
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2018, 2017 and 2016. There were no group contracts in 2018, 2017 and 2016.

                                2018              2017              2016
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   5,616   $390.9    5,927   $409.6    6,228   $436.4
Retained asset accounts
  issued/added during
  the year...............     220     46.5      204     48.1      279     56.9
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      9.7       --     10.2       --     10.8
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (19)    (0.2)     (13)      --      (16)    (0.1)
Retained asset accounts
  closed/withdrawn
  during the year........    (505)   (76.1)    (502)   (77.0)    (564)   (94.4)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   5,312   $370.8    5,616   $390.9    5,927   $409.6
                            =====   ======    =====   ======    =====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(15)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(16)Investments in Subsidiary, Controlled and Affiliates Entities

   The Company has two controlling investments in the common stock of noninsurance subsidiaries as of December 31, 2018 and 2017:

                                                                                                 NAIC reject
Description of                                                     NAIC     2018      2017    entity's valuation
SCA investment                   Admitted                Type of response   NAIC      NAIC         method,
(excluding 8.b.i          Gross   asset   Date of filing  NAIC   received valuation valuation    resubmission
entities)                 amount  amount     to NAIC     filing  (yes/no)  amount    amount   required (yes/no)
---------                 ------ -------- -------------- ------- -------- --------- --------- ------------------
ASI (VA)*................ $  --   $  --      9/6/2017     Sub-1    yes      $  --     $  --           no
Newco (VA)...............  39.2    39.2      6/5/2018     Sub-2    yes       37.2      37.3           no
                          -----   -----                                     -----     -----
Aggregate Total.......... $39.2   $39.2                                     $37.2     $37.3
                          =====   =====                                     =====     =====

--------
*  ASI (VA) rounds to zero.

   See Note 2b for information related to the permitted practices of the Company's insurance subsidiaries which are carried at zero and had no impact on the Company's surplus.

(17)Subsequent Events

   On March 6, 2019, Scottish Re, a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. It is contemplated that a plan of rehabilitation for Scottish Re, if feasible, will be filed and approved within 120 days of the Rehabilitation Order. As of March 31, 2019, the Company had a receivable of $3.1 from Scottish Re, of which $2.8 related to March 2019 activity. At this time, the Company expects to collect all amounts due from Scottish Re; however, it will continue to monitor the developments related to the rehabilitation.

   There were no other material events that occurred subsequent to December 31, 2018. Subsequent events have been considered through April 22, 2019, the date the statutory financial statements were issued.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)     Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of Separate Account 4.
            Previously filed on September 30, 1998 with Post-Effective Amendment
            No. 12 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-62695.

 (1)(b)     Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (1)(b)(i)  Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment No.
            24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 1, 2001 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.
            Previously filed on September 16, 2002 with Post-Effective Amendment
            No. 24 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (3)(b)     Dealer Sales Agreement dated December 1, 2001. Previously filed on
            September 16, 2002 with Post-Effective Amendment No. 24 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(a)     Form of Contract.

 (4)(a)(i)  Contract Form P1143 4/94. Previously filed on September 30, 1998 with
            Post-Effective Amendment No. 12 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(a)(ii) Contract Form P1150 10/98. Previously filed on September 30, 1998 with Post-Effective Amendment No. 12 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)     Endorsements to Contract.

 (4)(b)(i)  IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to FormN-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

 (4)(b)(ii) Pension Endorsement. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

 (4)(b)(iii)  Section 403(b) Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)   Guaranteed Minimum Death Benefit Rider. Previously filed on May 1,
              1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(v)    Optional Death Benefit at Death of Annuitant Endorsement. Previously
              filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vi)   Endorsement for Waiver of Surrender Charges. Previously filed on July
              17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life
              & Annuity Separate Account 4, Registration No. 033-76334.

 (4)(b)(vii)  Death Benefit Available at Death of Annuitant Endorsement. Previously
              filed on April 30, 1999 with Pre-Effective Amendment No. 1 to Form
              N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-62695.

 (4)(b)(viii) Optional Enhanced Death Benefit Rider. Previously filed on September
              1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
              Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xi)   Optional Death Benefit Rider P5158 12/00. Previously filed on
              February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160 12/00.
              Previously filed on February 28, 2001 with Post-Effective Amendment
              No. 4 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (4)(b)(ivx)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
              April 30, 2001 with Post-Effective Amendment No. 22 to Form N-4 for
              GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (5)(a)       Form of Application. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Reinsurance Agreements. Previously filed on April 30, 2004 with Post
              Effective Amendment No. 26 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-76334.

 (8)(a)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(a)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life and Annuity Insurance Company.
           Previously filed on April 25, 2008 with Post-Effective Amendment No.
           34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 12 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Pre-Effective 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(c)    [Reserved.]

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 14 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-17428.

 (8)(f)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with initial filing to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-96513.

 (8)(g)    [Reserved.]

 (8)(h)    Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia. Previously filed on March 24,
           1997 with Post-Effective Amendment No. 6 to Form N-4 for GE Life &
           Annuity Separate 4, Registration No. 033-76334.

 (8)(i) Participation Agreement between Goldman Sachs Variable Series Funds and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Goldman Sachs
           Variable Insurance Trust and Genworth Life and Annuity Insurance
           Company. Previously filed on April 17, 2007 with Post-Effective
           Amendment No. 33 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 033-76334.

 (8)(j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           17, 2007 with Post-Effective Amendment No. 33 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (8)(k)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed with Post-Effective Amendment 24 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (8)(l)    Fund Participation Agreement between AllianceBernstein Variable
           Products Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 21 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 17, 2007 with
           Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(m) Fund Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(n) Fund Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(n)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and PIMCO Variable Insurance Trust.
           Previously filed on April 17, 2007 with Post-Effective Amendment No.
           33 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 033-76334.

 (8)(o) Amendment to Fund Participation Agreement between Janus Aspen Series and GE Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(p)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 7, 2006 with
           Post-Effective Amendment No. 32 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 033-76334.

 (8)(q)    Form of Amendment to Fund Participation Agreement between Genworth
           Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April
           27, 2011 with Post-Effective Amendment No. 38 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           033-76334.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on May 1, 1997 with Post-Effective Amendment No. 7 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Previously filed on April 26, 2018 with
     Post-Effective Amendment No. 46 to Form N-4 for Genworth Life &
     Annuity VA Separate Account 1, Registration No. 033-76334.


Item 25.  Directors and Officers of the Depositor


David W. O'Leary          Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Michael T. McGarry        Senior Vice President and Chief Information Officer
Kelly L. Groh(1)          Senior Vice President
Lawrence M. Nisenson      Senior Vice President
Angela R. Simmons         Vice President and Controller
John G. Apostle, II(1)    Vice President and Chief Compliance Officer
Lisa J. Baldyga(1)        Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   As of March 4, 2019, there were 3,427 owners of Qualified Contracts and 5,508 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance contracts issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

   (b)

       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Lisa J. Baldyga..... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     8.0%    $37.7 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) REPRESENTATIONS OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2019.


                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                          Title                   Date
            ----                         -----                   ----

  /S/  DAVID W. O'LEARY*     Director, President and Chief  April 26, 2019
     David W. O'Leary          Executive Officer

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2019
    Thomas J. McInerney        Board and Senior Vice
                               President

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2019
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2019
    Gregory S. Karawan

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2019
     Jeffrey S. Wright         Chief Financial Officer

  /S/  ANGELA R. SIMMONS*    Vice President and Controller  April 26, 2019
     Angela R. Simmons



*By:  /S/  LANCE R. BERTHIAUME  , pursuant to Power of                 April 26, 2019
        Lance R. Berthiaume       Attorney executed on March 29, 2018.